MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND       Two World Trade Center,
LETTER TO THE SHAREHOLDERS July 31, 2000                New York, New York 10048

DEAR SHAREHOLDER:

This year's stock market continues to reverse trends established in 1999. In contrast to prior periods, the large-cap segment of the U.S. equity market has underperformed the mid-cap and small-cap market segments. Recent interest rate hikes by the Federal Reserve Board have helped dissipate fears of growing inflation but at the same time have forced investors to rethink the notions of economic perfection that had been priced into the market. As a result, technology, last year's favorite sector, has generated only modest returns over the last six months and trails more defensive issues such as the utilities and health-care sectors.

FUND PERFORMANCE

Since its inception on September 28, 1999, through July 31, 2000, Morgan Stanley Dean Witter Total Market Index Fund's Class A, B, C and D shares produced total returns of 13.99 percent, 13.29 percent, 13.29 percent and 14.30 percent, respectively. During the same period, the Wilshire 5000 Total Market Index (Wilshire 5000) returned 15.05 percent. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund seeks to provide investment results that correspond, before expenses, to the total return (i.e., the combination of capital change and income) of the Wilshire 5000. The Fund seeks to achieve this objective by investing in a representative sampling of companies that comprise the index. The Wilshire 5000 is widely considered to provide the best representation of the overall U.S. market. As a result, investors are able to participate in the growth potential of virtually the entire market.

LOOKING AHEAD

After a turbulent first half of the year, the bearish sentiment that has overshadowed the markets over the last several months seems to have peaked. The interest rate hikes conducted by the Federal Reserve have

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
LETTER TO THE SHAREHOLDERS July 31, 2000, continued

slowed economic growth moderately and have alleviated fears of higher inflation. Continued strength in corporate earnings and hopes that the Fed can once again orchestrate a soft landing may create a positive environment for the equity markets.

We appreciate your ongoing support of Morgan Stanley Dean Witter Total Market Index Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                 /s/ MITCHELL M. MERIN
----------------------------               ----------------------------
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
FUND PERFORMANCE July 31, 2000

[GRAPHIC OMITTED]

GROWTH OF $10,000
($ in Thousands)

                                                                        WILSHIRE
        DATE          CLASS A      CLASS B      CLASS C     CLASS D      5000(4)
--------------------------------------------------------------------------------
September 28, 1999     $9,475      $10,000      $10,000     $10,000      $10,000
--------------------------------------------------------------------------------
September 30, 1999     $9,494      $10,020      $10,020     $10,020      $10,015
--------------------------------------------------------------------------------
October 31, 1999      $10,082      $10,640      $10,640     $10,650      $10,652
--------------------------------------------------------------------------------
November 30, 1999     $10,413      $10,980      $10,980     $10,990      $11,008
--------------------------------------------------------------------------------
December 31, 1999     $11,181      $11,780      $11,780     $11,810      $11,844
--------------------------------------------------------------------------------
January 31, 2000      $10,697      $11,259      $11,259     $11,299      $11,352
--------------------------------------------------------------------------------
February 29, 2000     $10,944      $11,510      $11,510     $11,560      $11,607
--------------------------------------------------------------------------------
March 31, 2000        $11,551      $12,151      $12,151     $12,211      $12,296
--------------------------------------------------------------------------------
April 30, 2000        $10,953      $11,510      $11,510     $11,580      $11,656
--------------------------------------------------------------------------------
May 31, 2000          $10,583      $11,119      $11,119     $11,189      $11,249
--------------------------------------------------------------------------------
June 30, 2000         $11,029      $11,580      $11,580     $11,670      $11,745
--------------------------------------------------------------------------------
July 31, 2000         $10,801(3)   $10,829(3)   $11,229(3)  $11,430(3)   $11,505
--------------------------------------------------------------------------------


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

CLASS A SHARES*
------------------------------------------------------------
PERIOD ENDED 7/31/00
--------------------------
From Inception (9/28/99)           13.99%(1)        8.01%(2)


CLASS C SHARES+
--------------------------------------------------------------
PERIOD ENDED 7/31/00
--------------------------
From Inception (9/28/99)           13.29%(1)        12.29%(2)


CLASS B SHARES**
-------------------------------------------------------------
PERIOD ENDED 7/31/00
--------------------------
From Inception (9/28/99)           13.29%(1)        8.29%(2)


CLASS D SHARES#
------------------------------------------------------------
PERIOD ENDED 7/31/00
--------------------------
From Inception (9/28/99)           14.30%(1)


---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value assuming a complete redemption on July 31, 2000.
(4) The Wilshire 5000 Total Market Index measures the performance of all U.S. headquartered equity securities and is the best measure of the entire U.S stock market. Over 7,000 capitalization weighted security returns are used to adjust the index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
#   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
                   COMMON AND PREFERRED STOCKS
                   AND RIGHTS (96.4%)
                   Accident & Health Insurance (0.1%)
  6,974            AFLAC, Inc. .............................   $    362,212
    287            HealthAxis, Inc.* .......................            861
  1,024            UICI* ...................................          8,192
  6,291            UnumProvident Corp. .....................        144,693
                                                               ------------
                                                                    515,958
                                                               ------------
                   Advertising (0.4%)
  1,226            24/7 Media, Inc.* .......................         15,018
    737            Ackerley Group, Inc. (The)* .............          9,397
    490            ADVO, Inc.* .............................         20,059
  1,337            Be Free, Inc.* ..........................          6,852
    479            Catalina Marketing Corp.* ...............         51,552
    434            Cybergold, Inc.* ........................          2,984
  1,370            Digital Courier Technologies, Inc.*......          5,908
    616            Digital Impact, Inc.* ...................          9,009
    843            Direct Focus, Inc.* .....................         41,728
  3,097            DoubleClick Inc.* .......................        111,298
    347            FreeShop.com, Inc.* .....................          1,269
  1,275            Getty Images, Inc.* .....................         46,139
     25            Grey Global Group Inc. ..................         15,319
    722            Harris Interactive Inc.* ................          2,911
  1,732            Harte-Hanks Inc. ........................         43,841
  1,083            infoUSA, Inc.* ..........................          6,498
  7,968            Interpublic Group of Companies,
                     Inc. ..................................        319,218
  1,875            Lamar Advertising Co.* ..................         85,547
    577            LifeMinders, Inc.* ......................         12,982
    775            Mediaplex, Inc.* ........................          7,023
    478            Modem Media. Poppe Tyson, Inc.*..........          5,975
    637            MyPoints.com, Inc.* .....................          8,998
    816            Netcentives Inc.* .......................         10,251
    378            NetCreations, Inc.* .....................         11,482
    793            Netratings, Inc.* .......................         15,959
  4,651            Omnicom Group, Inc. .....................        395,335
  1,081            Promotions.com, Inc.* ...................          5,608
    723            R.H. Donnelley Corp.* ...................         14,505
  1,805            Snyder Communications, Inc.* ............         45,576
  2,373            TMP Worldwide, Inc.* ....................        170,856
  1,263            True North Communications, Inc. .........         61,650
  1,419            Valassis Communications, Inc.* ..........         47,714
    757            Wink Communications, Inc.* ..............         18,546
  1,824            Young & Rubicam, Inc. ...................        103,056
                                                               ------------
                                                                  1,730,063
                                                               ------------
                   Aerospace (0.6%)
    547            AAR Corp. ...............................          6,564
  2,474            BE Aerospace, Inc.* .....................         29,843


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
23,959             Boeing Co. ..............................   $  1,173,991
   295             Curtiss-Wright Corp. ....................         11,450
 2,852             GenCorp Inc. ............................         22,638
 2,887             Goodrich (B.F.) Co. (The) ...............        103,030
10,377             Lockheed Martin Corp. ...................        291,853
   327             Moog Inc. (Class A) .....................          9,483
 1,821             Northrop Grumman Corp. ..................        129,405
   866             Orbital Sciences Corp.* .................         13,044
   285             Sequa Corp. (Class A)* ..................         12,166
 2,366             Teledyne Technologies Inc.* .............         47,172
   362             Triumph Group, Inc.* ....................         11,086
12,449             United Technologies Corp. ...............        726,710
                                                               ------------
                                                                  2,588,435
                                                               ------------
                   Agricultural Chemicals (0.0%)
 2,888             IMC Global Inc. .........................         39,890
   722             Scotts Company (The) (Class A)* .........         23,555
                                                               ------------
                                                                     63,445
                                                               ------------
                   Air Freight/Delivery Services (0.2%)
 1,275             Airborne Freight Corp. ..................         19,683
   903             Atlas Air, Inc.* ........................         40,071
 1,039             C.H. Robinson Worldwide, Inc. ...........         66,252
   448             Circle International Group, Inc. ........         12,656
 1,221             CNF Transportation, Inc. ................         31,059
   682             EGL, Inc.* ..............................         19,565
 1,322             Expeditors International of
                     Washington, Inc. ......................         66,430
 7,599             FedEx Corp.* ............................        301,110
   898             Fritz Companies, Inc.* ..................         13,358
 2,867             United Parcel Service, Inc.
                     (Class B) .............................        168,436
                                                               ------------
                                                                    738,620
                                                               ------------
                   Airlines (0.3%)
 1,834             AirTran Holdings, Inc.* .................          8,024
   692             Alaska Air Group, Inc.* .................         18,987
   843             America West Holdings Corp.
                     (Class B)* ............................         13,541
 3,881             AMR Corp.* ..............................        128,316
   495             Amtran, Inc.* ...........................          6,497
   537             Atlantic Coast Airlines Holdings,
                     Inc.* .................................         19,802
 1,815             Continental Airlines, Inc.
                     (Class B)* ............................         94,834
 3,352             Delta Air Lines, Inc. ...................        179,960
 1,759             Frontier Airlines, Inc.* ................         31,552
 3,174             Mesa Air Group, Inc.* ...................         17,854
   845             Mesaba Holdings, Inc.* ..................          8,397
   354             Midwest Express Holdings, Inc.* .........          8,319


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued

    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
  2,214            Northwest Airlines Corp. (Class A)*......   $     73,892
    620            Skywest, Inc. ...........................         27,667
13,220             Southwest Airlines Co. ..................        312,322
 8,079             Trans World Airlines, Inc.* .............         18,683
 1,350             UAL Corp.* ..............................         73,069
 1,873             US Airways Group Inc.* ..................         73,515
                                                               ------------
                                                                  1,115,231
                                                               ------------
                   Alcoholic Beverages (0.3%)
12,194             Anheuser-Busch Companies, Inc. ..........        981,617
   467             Beringer Wine Estates Holdings,
                     Inc.* .................................         17,162
 2,090             Boston Beer Company, Inc. (The)
                     (Class A)* ............................         18,287
 1,796             Brown-Forman Corp. (Class B) ............         89,800
   456             Canandaigua Brands, Inc.
                     (Class A)* ............................         22,515
   966             Coors (Adolph) Co. (Class B) ............         60,858
   273             Mondavi (Robert) Corp. (The)
                   (Class A)* ..............................          8,531
                                                               ------------
                                                                  1,198,770
                                                               ------------
                   Aluminum (0.2%)
22,802             Alcoa, Inc. .............................        689,760
 1,630             Century Aluminum Co. ....................         21,394
   371             Commonwealth Industries, Inc. ...........          2,388
   578             IMCO Recycling, Inc. ....................          2,818
 1,415             Kaiser Aluminum Corp.* ..................          6,102
   183             Maxxam, Inc.* ...........................          3,900
                                                               ------------
                                                                    726,362
                                                               ------------
                   Apparel (0.1%)
 4,386             Cintas Corp. ............................        185,034
   547             Columbia Sportswear Co.* ................         20,034
 1,122             Donna Karan International Inc.* .........          6,732
 1,028             Guess ?, Inc.* ..........................         14,006
 3,211             Jones Apparel Group, Inc.* ..............         73,452
   494             Kellwood Co. ............................         11,053
 1,549             Liz Claiborne, Inc. .....................         60,411
 2,199             Nautica Enterprises, Inc.* ..............         23,914
   621             OshKosh B' Gosh, Inc. (Class A) .........          9,858
   426             Oxford Industries, Inc. .................          8,227
 1,090             Phillips-Van Heusen Corp. ...............          9,810
   599             Polo Ralph Lauren Corp.* ................          9,696
 1,782             Quiksilver, Inc.* .......................         23,834
   651             Russell Corp. ...........................         12,817
   367             Tarrant Apparel Group* ..................          2,936
 3,096             VF Corp. ................................         68,112
 1,327             Warnaco Group, Inc. .....................          5,474
                                                               ------------
                                                                    545,400
                                                               ------------


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
                   Assisted Living Services (0.0%)
 1,074             Alterra Healthcare Corp.* ...............   $      2,484
 1,510             Sunrise Assisted Living, Inc.* ..........         24,160
                                                               ------------
                                                                     26,644
                                                               ------------
                   Auto Parts: O.E.M. (0.2%)
 1,073             American Axle & Manufacturing
                     Holdings, Inc.* .......................         16,162
 1,853             ArvinMeritor, Inc. ......................         28,949
   709             Borg-Warner Automotive, Inc. ............         24,062
 1,928             Collins & Aikman Corp.* .................         11,086
 4,312             Dana Corp. ..............................         98,906
14,808             Delphi Automotive Systems Corp.                  219,343
   414             Dura Automotive Systems, Inc.* ..........          4,269
 1,929             Eaton Corp. .............................        130,810
 1,863             Federal Mogul Corp. .....................         17,000
 1,921             Gentex Corp.* ...........................         43,703
   724             Hayes Lemmerz International, Inc.*.......          9,774
 2,239             Johnson Controls, Inc. ..................        116,288
 1,693             Lear Corp.* .............................         39,468
 1,111             Mark IV Industries, Inc. ................         24,442
   796             Mascotech, Inc. .........................          9,154
   704             Modine Manufacturing Co. ................         19,008
   800             Sauer-Danfoss, Inc. .....................          7,850
   418             Simpson Industries, Inc. ................          3,396
   545             Stoneridge, Inc. ........................          4,530
   127             Strattec Security Corp.* ................          4,445
   636             Superior Industries International,
                     Inc. ..................................         19,120
 3,187             TRW Inc. ................................        143,216
 4,144             Visteon Corp. ...........................         58,016
                                                               ------------
                                                                  1,052,997
                                                               ------------
                   Automotive Aftermarket (0.1%)
   473             Aftermarket Technology Corp.* ...........          3,784
 1,331             Apogee Enterprises, Inc. ................          5,657
   391             Bandag, Inc. ............................         10,117
 1,490             Barnes Group, Inc. ......................         29,427
   790             Carlisle Co., Inc. ......................         35,747
   533             CLARCOR Inc. ............................         11,160
 1,988             Cooper Tire & Rubber Co. ................         22,241
   964             Exide Corp. .............................          6,808
 4,660             Genuine Parts Co. .......................         93,491
 4,097             Goodyear Tire & Rubber Co. ..............         81,684
   398             IMPCO Technologies, Inc.* ...............          9,552
   817             SPX Corp.* ..............................        116,984
   457             Standard Motor Products, Inc. ...........          4,427


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
  2,682            TBC Corp.* ..............................   $      12,404
  2,309            Tenneco Automotive Inc. .................          13,565
                                                               -------------
                                                                     457,048
                                                               -------------
                   Beverages - Non-Alcoholic (1.4%)
    492            Coca-Cola Bottling Co. Consolidated......          21,648
65,371             Coca-Cola Co. ...........................       4,008,059
11,151             Coca-Cola Enterprises Inc. ..............         213,960
 1,122             National Beverage Corp.* ................           9,116
 3,911             Pepsi Bottling Group, Inc. (The) ........         119,530
38,151             PepsiCo, Inc. ...........................       1,747,793
   456             Triarc Co., Inc.* .......................           9,946
 3,561             Whitman Corp. ...........................          53,192
                                                               -------------
                                                                   6,183,244
                                                               -------------
                   Biotechnology (1.6%)
 2,096             Abgenix, Inc.* ..........................         105,062
   817             Aclara Biosciences Inc.* ................          34,314
 4,276             Advanced Tissue Sciences, Inc.* .........          23,117
   716             Affymetrix, Inc.* .......................          97,768
   375             Alexion Pharmaceuticals, Inc.* ..........          24,187
 1,426             Alkermes, Inc.* .........................          47,236
27,119             Amgen Inc.* .............................       1,761,040
 1,357             Amylin Pharmaceuticals, Inc.* ...........          17,302
   611             Antigenics Inc.* ........................          10,692
   674             Aphton Corp.* ...........................          18,788
 1,036             ARIAD Pharmaceuticals, Inc.* ............           9,712
   703             Aurora Biosciences Corp.* ...............          56,591
 1,990             AVANT Immunotherapeutics, Inc.*..........          12,935
   667             AVI BioPharma, Inc.* ....................           4,627
   315             Avigen, Inc.* ...........................          11,340
 1,306             Axys Pharmaceuticals, Inc.* .............           7,183
 1,335             Bio-Technology General Corp.* ...........          13,684
   355             BioCryst Pharmaceuticals, Inc.* .........          10,783
 3,938             Biogen, Inc.* ...........................         208,714
 1,688             Celgene Corp.* ..........................          87,670
 1,166             Cell Genesys, Inc.* .....................          24,850
   817             Cephalon, Inc.* .........................          32,935
 4,761             Chiron Corp.* ...........................         199,367
   634             COR Therapeutics, Inc.* .................          51,037
   709             Corixa Corp.* ...........................          24,195
   515             Coulter Pharmaceutical, Inc.* ...........          12,102
   912             Creative Biomolecules, Inc.* ............           7,780
   895             Cubist Pharmaceuticals, Inc.* ...........          40,387
 1,184             CuraGen Corp.* ..........................          41,070
   557             CV Therapeutics, Inc.* ..................          32,376
 3,135             CYTOGEN Corp.* ..........................          19,986
   183             Diversa Corp.* ..........................           6,588
   609             Emisphere Technologies, Inc.* ...........          16,215



    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
   630             Enzo Biochem, Inc.* .....................   $      33,587
 1,050             Enzon, Inc.* ............................          46,987
 1,121             Exelixis, Inc.* .........................          43,649
   817             GelTex Pharmaceuticals, Inc.* ...........          23,693
   608             Gene Logic, Inc.* .......................          11,856
 1,778             Genelabs Technologies, Inc.* ............           6,112
 2,201             Genentech, Inc.* ........................         334,827
   492             Genome Therapeutics Corp.* ..............          10,332
 2,205             Genzyme Corp. (General Division)*........         153,110
   603             Genzyme Transgenics Corp.* ..............          18,128
   459             Geron Corp.* ............................           9,983
 1,151             Gilead Sciences, Inc.* ..................          85,318
   627             Guilford Pharmaceuticals Inc.* ..........           9,993
 2,260             Hemispherx Biopharma, Inc.* .............          16,102
 1,430             Human Genome Sciences, Inc.* ............         172,762
   322             Hyseq, Inc.* ............................          10,405
 1,191             ICOS Corp.* .............................          54,339
 1,173             IDEC Pharmaceuticals Corp.* .............         144,059
   922             IDEXX Laboratories, Inc.* ...............          22,358
   527             ILEX Oncology, Inc.* ....................          19,235
   818             ImClone Systems, Inc.* ..................          59,816
13,220             Immunex Corp.* ..........................         670,089
 1,206             ImmunoGen, Inc.* ........................          12,437
 1,008             Immunomedics, Inc.* .....................          17,262
   840             Incyte Pharmaceuticals, Inc.* ...........          63,682
   971             Interneuron Pharmaceuticals, Inc.*.......           2,003
   613             Invitrogen Corp.* .......................          38,466
 2,386             Isis Pharmaceuticals, Inc.* .............          26,842
 1,255             Lexicon Genetics Inc.* ..................          42,827
 1,194             Ligand Pharmaceuticals, Inc.
                     (Class B)* ............................          11,940
   716             Luminex Corp.* ..........................          25,955
   526             Maxim Pharmaceuticals, Inc.* ............          25,610
   846             Maxygen Inc.* ...........................          52,452
 1,194             Medarex, Inc.* ..........................          87,013
 5,511             MedImmune, Inc.* ........................         327,904
   377             MGI Pharma, Inc.* .......................          10,367
 2,416             Millennium Pharmaceuticals, Inc.* .......         232,540
   260             Myriad Genetics, Inc.* ..................          34,531
 1,719             NABI, Inc.* .............................          13,000
   476             Nanogen, Inc.* ..........................          12,614
   530             NeoRx Corp.* ............................           8,745
   481             Neurocrine Biosciences, Inc.* ...........          15,362
   533             Neurogen Corp.* .........................          15,124
   459             Nexell Therapeutics Inc.* ...............           4,071
   677             Northfield Laboratories, Inc.* ..........          10,493
   905             NPS Pharmaceuticals, Inc.* ..............          25,566
   869             Orchid Biosciences* .....................          31,936


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
  1,194            Organogenesis, Inc.* .....................   $     14,477
  1,235            OSI Pharameceuticals Inc.* ...............         41,450
    909            OXiGENE, Inc.* ...........................          8,522
    588            PathoGenesis Corp.* ......................         15,472
  1,473            PE Corporation-Celera Genomics
                     Group* .................................        127,967
    418            Pharmacyclics, Inc.* .....................         19,646
    432            Progenics Pharmaceuticals, Inc.* .........          8,748
    491            Protein Design Labs, Inc.* ...............         59,503
  1,175            Regeneron Pharmaceuticals, Inc.* .........         32,973
    760            Ribozyme Pharmaceuticals, Inc.* ..........         18,525
    616            SafeScience, Inc.* .......................          2,368
    450            SangStat Medical Corp.* ..................          8,437
  1,639            SciClone Pharmaceuticals, Inc.* ..........         19,566
    576            Sequenom Inc.* ...........................         16,308
  2,369            SICOR Inc.* ..............................         22,357
    801            SuperGen, Inc.* ..........................         22,215
  1,990            Targeted Genetics Corp.* .................         19,776
  2,499            Texas Biotechnology Corp.* ...............         39,359
    394            Titan Pharmaceuticals, Inc.* .............         13,421
    570            Transkaryotic Therapies, Inc.* ...........         15,105
    897            Triangle Pharmaceuticals, Inc.* ..........          8,129
    456            Trimeris, Inc.* ..........................         26,049
  1,240            Tularik Inc.* ............................         33,015
    612            Valentis, Inc.* ..........................          4,877
    673            Vertex Pharmaceuticals, Inc.* ............         65,912
    632            Vical, Inc.* .............................         10,270
  1,166            Vion Pharmaceuticals, Inc.* ..............          9,911
    414            ViroPharma Inc.* .........................          7,452
  2,259            XOMA Ltd.* ...............................         13,836
                                                                ------------
                                                                   6,882,761
                                                                ------------
                   Books/Magazines (0.1%)
  1,174            Advanced Marketing Services, Inc. ........         20,178
  1,865            Harcourt General, Inc. ...................        102,925
    512            Hollywood.com, Inc.* .....................          4,864
    785            Houghton Mifflin Co. .....................         37,189
    606            IDG Books Worldwide, Inc.* ...............          5,378
    526            Information Holdings Inc.* ...............         18,344
  1,623            John Wiley & Sons, Inc. (Class A) ........         35,503
    334            Martha Stewart Living Omnimedia,
                     Inc. (Class A)* ........................          8,287
  1,302            Meredith Corp. ...........................         41,420
    832            Penton Media, Inc. .......................         28,808
    563            Playboy Enterprises, Inc. (Class B)*......          6,791
  4,149            PRIMEDIA Inc.* ...........................         84,536
  2,795            Reader's Digest Assoc., Inc.
                   (Class A) ................................        105,686


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
    437            Scholastic Corp.* ........................   $     27,913
  2,616            Ziff-Davis, Inc.-ZDNET* ..................         37,441
                                                                ------------
                                                                     565,263
                                                                ------------
                   Broadcasting (0.6%)
    389            Acme Communications, Inc.* ...............          4,133
  5,684            AMFM, Inc.* ..............................        406,051
    601            BHC Communications, Inc.
                     (Class A) ..............................         89,474
    908            Chris-Craft Industries, Inc.* ............         60,722
    927            Citadel Communications Corp.* ............         27,752
  8,871            Clear Channel Communications,
                     Inc.* ..................................        675,859
    810            Cox Radio, Inc. (Class A)* ...............         19,541
    649            Cumulus Media, Inc.* .....................          6,328
  1,074            Emmis Broadcasting Corp.
                     (Class A)* .............................         38,731
    880            Entercom Communications Corp.* ...........         34,155
    275            Granite Broadcasting Corp.* ..............          1,702
  1,299            Hearst-Argyle Television, Inc.* ..........         24,762
  2,848            Hispanic Broadcasting Corp.* .............        108,402
10,167             Infinity Broadcasting Corp.
                     (Series A)* ............................        358,387
 1,347             On2.com, Inc.* ...........................          4,209
 1,280             Paxson Communications Corp.* .............         13,280
   584             Radio One, Inc.* .........................         13,614
 1,168             Radio One, Inc. (Class D)* ...............         22,046
   483             Radio Unica Communications
                     Corp.* .................................          3,668
   498             Saga Communications, Inc.
                     (Class A)* .............................         11,454
 1,219             Salem Communications Corp.* ..............         14,780
 2,734             Sinclair Broadcast Group, Inc.* ..........         29,903
 1,005             Sirus Satellite Radio Inc.* ..............         38,567
   530             Spanish Broadcasting System, Inc.
                     (Class A)* .............................          5,896
 1,087             Tanox, Inc.* .............................         52,176
   268             United Television, Inc. ..................         36,180
 2,672             Univision Communications, Inc.
                   (Class A)* ...............................        331,996
 7,695             USA Networks, Inc.* ......................        162,076
 2,907             Westwood One, Inc.* ......................         80,851
   843             XM Satellite Radio Holdings Inc.
                     (Class A)* .............................         26,186
   198             Young Broadcasting Corp.
                   (Class A)* ...............................          6,695
                                                                ------------
                                                                   2,709,576
                                                                ------------


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
                   Building Materials (0.1%)
   100             Ameron International Corp. ..............   $      3,750
   443             Centex Construction Products, Inc. ......         10,853
   462             Elcor Corp. .............................          8,865
   437             Florida Rock Industries, Inc. ...........         15,732
 3,716             Johns Manville Corp. ....................         47,843
 1,809             Lafarge Corp. ...........................         40,702
 1,224             Martin Marietta Materials, Inc. .........         51,637
 1,437             Owens Corning ...........................          7,903
   941             Southdown, Inc. .........................         58,577
   502             Texas Industries, Inc. ..................         16,284
   392             Trex Co., Inc.* .........................         21,021
   351             U.S. Aggregates, Inc. ...................          5,879
 1,296             USG Corp. ...............................         38,070
 2,622             Vulcan Materials Co. ....................        112,254
                                                               ------------
                                                                    439,370
                                                               ------------
                   Building Materials/DIY Chains (0.9%)
   994             Fastenal Co. ............................         61,379
61,104             Home Depot, Inc. (The) ..................      3,162,132
10,020             Lowe's Companies, Inc. ..................        422,719
                                                               ------------
                                                                  3,646,230
                                                               ------------
                   Building Products (0.1%)
 1,854             American Standard Companies,
                     Inc.* .................................         82,619
   360             American Woodmark Corp. .................          6,930
   956             Armstrong Holdings, Inc. ................         15,296
 1,233             Dal-Tile International Inc.* ............         11,097
 1,275             Griffon Corp.* ..........................          7,969
   778             Lennox International Inc. ...............         10,260
   404             LSI Industries, Inc. ....................          6,767
11,715             Masco Corp. .............................        231,371
   557             NCI Building Systems, Inc.* .............         10,513
 1,005             Nortek, Inc.* ...........................         19,723
   212             Simpson Manufacturing Co., Inc.* ........         10,388
   822             Watsco, Inc. ............................         11,457
 1,021             York International Corp. ................         28,397
                                                               ------------
                                                                    452,787
                                                               ------------
                   Cable Television (0.5%)
 1,149             ACTV, Inc.* .............................         17,163
 2,963             Adelphia Communications Corp.
                     (Class A)* ............................        104,446
 1,889             AT&T Corp. - Liberty Media
                     Group (Class A)* ......................         42,030
 3,415             Cablevision Systems Corp.
                     (Class A)* ............................        224,750
 4,455             Charter Communications, Inc.
                     (Class A) .............................         58,750


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
24,283             Comcast Corp. (Class A Special)* ........   $    826,001
15,129             Cox Communications, Inc.
                     (Class A)* ............................        558,827
 6,059             EchoStar Communications Corp.
                     (Class A)* ............................        238,952
 1,173             Insight Communications Co., Inc.* .......         14,369
   982             Lodgenet Entertainment Corp.* ...........         25,532
 1,530             Mediacom Communications Corp.
                     (Class A)* ............................         23,332
   852             Nucentrix Broadband Networks,
                     Inc.* .................................         23,856
 1,169             Pegasus Communications Corp.* ...........         49,390
 1,587             TCI Satellite Entertainment, Inc.* ......         16,862
 2,017             UnitedGlobalCom, Inc. (Class A)* ........         98,959
                                                               ------------
                                                                  2,323,219
                                                               ------------
                   Canadian Oil & Gas (0.0%)
 1,059             Denbury Resources Inc.* .................          4,898
                                                               ------------
                   Casino/Gambling (0.1%)
   256             Anchor Gaming* ..........................         13,872
   687             Argosy Gaming Co.* ......................          9,575
   928             Aztar Corp.* ............................         14,152
 1,653             Boyd Gaming Corp.* ......................          7,335
   843             Churchill Downs Inc. ....................         19,389
   768             Dover Downs Entertainment, Inc.                    8,832
   832             GTECH Holdings Corp.* ...................         17,004
 3,370             Harrah's Entertainment, Inc.* ...........         84,461
   940             Isle of Capri Casinos, Inc.* ............         11,632
 2,377             Mandalay Resort Group* ..................         58,088
 4,151             MGM Grand, Inc. .........................        149,177
 7,990             Park Place Entertainment Corp.* .........        100,374
   588             Pinnacle Entertainment, Inc.* ...........         11,503
   466             Scientific Games Holding Corp.* .........         11,941
 1,508             Station Casinos, Inc.* ..................         19,409
                                                               ------------
                                                                    536,744
                                                               ------------
                   Catalog/Specialty Distribution (0.2%)
 1,961             1-800-Flowers.com, Inc. (Class H)* ......         11,705
 9,160             Amazon.com, Inc.* .......................        275,945
 2,585             Ashford.com, Inc.* ......................          8,240
   895             Audible, Inc.* ..........................          2,126
 1,905             Barnesandnoble.com. Inc.* ...............          9,763
   700             Beyond.com Corp.* .......................            875
 3,258             BUY.COM* ................................         13,643
   787             CDnow, Inc.* ............................          2,336
 2,266             CDW Computer Centers, Inc.* .............        109,193
   461             Coldwater Creek, Inc.* ..................         14,521
 1,139             Cyberian Outpost, Inc.* .................          4,485
 1,035             Drugstore.com, Inc.* ....................          5,110


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
  1,463            Egghead.com, Inc.* .......................   $      3,566
  2,444            EMusic.com Inc.* .........................          5,193
    394            Envision Development Corp.* ..............          4,777
  3,042            eToys, Inc.* .............................         14,545
    919            Fatbrain.com, Inc.* ......................          5,284
    826            Fogdog, Inc.* ............................          1,136
  2,975            Gerald Stevens, Inc.* ....................          4,462
  4,700            Hanover Direct, Inc.* ....................          4,700
  2,021            iGo Corp.* ...............................          7,452
    678            Insight Enterprises, Inc.* ...............         31,357
    790            Lands' End, Inc.* ........................         29,576
  1,074            PC Connection, Inc.* .....................         48,531
  1,243            PlanetRx.com, Inc.* ......................          1,243
  1,139            Shop At Home, Inc.* ......................          4,129
  3,325            Spiegel, Inc. (Class A) ..................         23,275
    427            Streamline.com, Inc.* ....................          1,254
  1,023            Systemax, Inc.* ..........................          3,772
  1,361            Tickets.com, Inc.* .......................          3,232
  3,418            Value America, Inc.* .....................          2,670
  1,009            Valuevision International, Inc.
                   (Class A)* ...............................         15,703
    540            Webvan Group Inc.* .......................          2,919
                                                                ------------
                                                                     676,718
                                                                ------------
                   Cellular Telephone (1.0%)
    737            Advanced Radio Telecom Corp.* ............          8,429
    285            AirGate PCS, Inc.* .......................         14,321
  1,494            Alamosa PCS Holdings, Inc.* ..............         29,880
  2,046            Arch Communications Group, Inc.*..........         10,230
  2,375            Centennial Cellular Corp.
                     (Class A)* .............................         36,070
  4,371            Crown Castle International Corp.* ........        148,614
  2,449            Dobson Communications Corp.
                     (Class A)* .............................         53,572
    664            Leap Wireless International, Inc.* .......         42,081
  1,224            Motient Corp.* ...........................         14,458
20,029             Nextel Communications, Inc.
                     (Class A)* .............................      1,120,372
   811             Powertel, Inc.* ..........................         72,889
 1,437             Price Communications Corp.* ..............         31,973
   217             Rural Cellular Corp. (Class A)* ..........         17,007
   849             SBA Communications Corp.* ................         38,311
24,172             Sprint Corp. (PCS Group)* ................      1,335,503
 2,272             TeleCorp PCS, Inc.* ......................         97,838
 2,563             Tritel, Inc.* ............................         79,773
 1,408             Triton PCS Holdings, Inc.
                     (Class A)* .............................         70,664
 2,292             United States Cellular Corp.* ............        155,856



    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
 5,561             Voicestream Wireless Corp.* ..............   $    713,198
 1,853             Western Wireless Corp.
                   (Class A)* ...............................        101,915
                                                                ------------
                                                                   4,192,954
                                                                ------------
                   Clothing/Shoe/Accessory Stores (0.5%)
 2,600             Abercrombie & Fitch Co.
                     (Class A)* .............................         41,762
 1,177             American Eagle Outfitters, Inc.* .........         17,508
   827             Ann Taylor Stores Corp.* .................         23,363
   527             bebe stores, inc.* .......................          5,237
 1,611             Buckle (The), Inc.* ......................         21,950
   928             Burlington Coat Factory Warehouse
                     Corp. ..................................         10,904
 2,179             Cato Corp. (Class A) .....................         24,241
 1,110             Charlotte Russe Holdings Inc.* ...........         13,389
 2,353             Charming Shoppes, Inc.* ..................         13,236
   696             Chico's Fas, Inc.* .......................         20,532
 1,803             Children's Place Retail Stores, Inc.
                     (The)* .................................         46,427
 1,342             Claire's Stores, Inc. ....................         22,646
   588             Deb Shops, Inc. ..........................          5,843
 1,539             Dress Barn, Inc.* ........................         31,934
   325             Factory 2-U Stores, Inc.* ................         13,487
   482             Footstar, Inc.* ..........................         15,183
22,300             Gap, Inc. (The) ..........................        798,619
   763             Genesco Inc.* ............................         11,636
 1,059             Goody's Family Clothing, Inc.* ...........          5,527
   932             Hot Topic, Inc.* .........................         30,057
13,058             Intimate Brands, Inc. ....................        227,699
11,260             Limited, Inc. (The) ......................        230,126
 1,099             Men's Wearhouse, Inc. (The)* .............         28,505
 3,496             Nordstrom, Inc. ..........................         61,180
   743             Pacific Sunwear of California, Inc.*......         11,238
   784             Payless ShoeSource, Inc.* ................         40,474
 2,283             Ross Stores, Inc.* .......................         35,101
 4,825             Stein Mart, Inc.* ........................         53,075
   794             Talbot's, Inc. (The) .....................         40,097
 8,127             TJX Companies, Inc. ......................        136,127
   774             Too, Inc.* ...............................         17,367
   693             United Retail Group, Inc.* ...............          4,050
 1,498             Urban Outfitters, Inc.* ..................         16,103
 3,608             Venator Group, Inc.* .....................         50,963
   565             Wet Seal, Inc. (Class A)* ................          6,286
 1,425             Wilsons The Leather Experts Inc.*.........         26,184
                                                                ------------
                                                                   2,158,056
                                                                ------------


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                             VALUE
-------------------------------------------------------------------------------
                   Coal Mining (0.0%)
    1,157          Arch Coal, Inc. ...........................   $      9,111
    2,060          CONSOL Energy, Inc. .......................         35,406
                                                                 ------------
                                                                       44,517
                                                                 ------------
                   Computer Communications (3.8%)
    9,266          3Com Corp.* ...............................        125,670
    2,724          Adaptec, Inc.* ............................         67,419
    1,061          Alteon Websystems Inc.* ...................        139,986
      764          Ancor Communications, Inc.* ...............         30,178
      977          Auspex Systems, Inc.* .....................          7,175
    1,077          Avocent Corp.* ............................         48,078
      588          Aware, Inc.* ..............................         23,152
    2,839          Brocade Communications Systems,
                     Inc.* ...................................        507,116
    4,777          Cabletron Systems, Inc.* ..................        124,799
      937          CacheFlow Inc.* ...........................         63,716
183,722            Cisco Systems, Inc.* ......................     12,022,308
    689            Cobalt Networks, Inc.* ....................         31,436
    890            Computer Network Technology
                     Corp.* ..................................         14,462
    671            Crossroads Systems, Inc.* .................          3,061
    787            Digi International Inc.* ..................          4,919
    244            DSET Corp.* ...............................          7,167
  1,285            Echelon Corp.* ............................         47,706
    946            Emulex Corp.* .............................         47,300
    240            Extended Systems Inc.* ....................         15,225
  1,380            Extreme Networks, Inc.* ...................        192,704
  4,030            Finisar Corp.* ............................        107,047
  3,017            Foundry Networks, Inc.* ...................        246,828
    637            FVC.COM, Inc.* ............................          3,026
    650            Gadzoox Networks, Inc.* ...................          6,541
    416            Intrusion.com, inc.* ......................          4,524
    528            JNI Corp.* ................................         22,539
  8,296            Juniper Networks, Inc.* ...................      1,181,661
    850            MMC Networks, Inc.* .......................         42,022
    413            Netopia, Inc.* ............................         22,302
    660            NETRIX Corp.* .............................          4,867
  1,030            Network Equipment Technologies,
                     Inc.* ...................................         10,557
    541            Network Peripherals Inc.* .................          6,999
 13,751            Palm, Inc.* ...............................        536,270
    412            PC-Tel, Inc.* .............................         12,592
  1,195            Performance Technologies, Inc.* ...........         11,203
    555            PLX Technology, Inc.* .....................         15,609
    308            Proxim, Inc.* .............................         23,427
  3,835            Redback Networks, Inc.* ...................        498,550
    378            Tut Systems, Inc.* ........................         34,492
    880            Vertel Corp.* .............................          7,370



    NUMBER OF
     SHARES                                                             VALUE
-------------------------------------------------------------------------------
    516            Vixel Corp.* ..............................   $      3,048
    778            Xircom, Inc.* .............................         26,598
                                                                 ------------
                                                                   16,351,649
                                                                 ------------
                   Computer Software (5.4%)
    700            Actuate Software Corp.* ...................         34,475
  3,162            Adobe Systems, Inc. .......................        362,049
  1,313            American Software, Inc.
                     (Class A)* ..............................          7,878
  3,183            Applied Digital Solutions, Inc.* ..........         15,119
    238            Applix Inc* ...............................          1,041
    314            AremisSoft Corp.* .........................          8,949
  1,148            Artisoft, Inc.* ...........................          8,969
  1,275            Aspect Communications Corp.* ..............         23,428
    986            Aspen Technology, Inc.* ...................         29,642
  1,614            Autodesk, Inc.* ...........................         34,903
    892            Avant! Corp.* .............................         13,937
    737            AXENT Technologies, Inc.* .................         18,149
  1,393            Be Incorporated* ..........................          5,790
  1,167            BindView Development Corp.* ...............         10,321
  6,400            BMC Software, Inc.* .......................        120,800
    247            Bottomline Technologies, Inc.* ............          5,804
    695            Brio Techology, Inc.* .....................          5,212
    814            BSQUARE Corporation* ......................         14,448
  2,561            Centura Sotware Corp.* ....................          7,763
  4,697            Citrix Systems, Inc.* .....................         71,629
    283            Clarus Corp.* .............................         10,471
 15,422            Computer Associates International,
                     Inc. ....................................        382,658
  9,447            Compuware Corp.* ..........................         75,576
    685            Cylink Corp.* .............................          8,562
  1,306            Daleen Technologies, Inc.* ................         22,202
    727            Datastream Systems, Inc.* .................          6,543
    588            Deltek Systems, Inc.* .....................          3,528
    495            Digital River, Inc.* ......................          3,310
    458            Documentum, Inc.* .........................         21,469
    850            E.piphany, Inc.* ..........................         79,103
  1,404            Entrust Technologies Inc.* ................         40,102
  1,790            Epicor Software Corp.* ....................          6,712
    852            eSoft, Inc.* ..............................          4,393
    334            Excalibur Technologies Corp.* .............         15,385
    790            FileNET Corp.* ............................         13,973
    955            General Magic, Inc.* ......................          4,924
    458            Geoworks* .................................          6,813
    376            Great Plains Software, Inc.* ..............          8,789
    620            HNC Software, Inc.* .......................         27,357
    787            Hyperion Solutions Corp.* .................         20,954
  5,111            i2 Technologies, Inc.* ....................        663,152
  1,273            iGATE Capital Corp.* ......................         12,014


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
    2,520          Indus International, Inc.* .............   $     20,475
    1,143          Inet Technologies, Inc.* ...............         53,721
      867          Informatica Corp.* .....................         69,360
    1,032          Information Architects Corp.* ..........          6,579
    7,055          Informix Corp.* ........................         31,527
    2,387          Inprise Corp. (Mexico)* ................         13,128
      363          Inso Corp.* ............................          2,359
      311          Interactive Intelligence, Inc.* ........         12,634
    5,327          Intuit Inc.* ...........................        181,118
    2,874          J.D. Edwards & Co.* ....................         36,464
      864          JDA Software Group, Inc.* ..............         14,040
    2,144          Legato Systems, Inc.* ..................         20,837
      617          Level 8 Systems, Inc.* .................         13,458
    1,554          LHS Group, Inc.* .......................         62,121
    1,078          Lightspan Inc.* ........................          6,064
      799          Logility, Inc.* ........................          3,296
    1,292          Macromedia, Inc.* ......................         98,838
    1,011          MAPICS, Inc.* ..........................          3,791
      457          MapInfo Corp.* .........................         14,681
      582          Marimba, Inc.* .........................         10,440
      760          Mercator Software, Inc.* ...............         15,580
    2,101          Mercury Interactive Corp.* .............        208,557
    1,072          Metacreations Cor* .....................         12,663
      920          Metasolv Software, Inc.* ...............         43,355
      884          Micromuse Inc.* ........................        114,685
  138,989          Microsoft Corp.* .......................      9,703,170
    1,130          MicroStrategy Inc.* ....................         25,072
    1,311          National Instruments Corp.* ............         56,619
      351          NEON Systems, Inc.* ....................          4,146
      324          netGuru, Inc.* .........................          5,791
      812          NetIQ Corp.* ...........................         39,179
      614          NetScout Systems, Inc.* ................          8,749
      936          NetSpeak Corp.* ........................          8,424
    3,649          Network Associates, Inc.* ..............         70,015
      915          New Era of Networks, Inc.* .............         22,875
      671          Novadigm, Inc.* ........................          6,878
    8,403          Novell, Inc.* ..........................         79,566
      804          Nuance Communications Inc.* ............        112,861
      912          Objective Systems Integrators,
                     Inc.* ................................         10,545
    1,208          ONYX Software Corp.* ...................         29,218
   74,967          Oracle Corp.* ..........................      5,636,581
      676          Packeteer, Inc.* .......................         26,026
    7,206          Parametric Technology Corp.* ...........         72,060
      485          pcOrder.com, Inc. (The)* ...............          2,455
    7,036          PeopleSoft, Inc.* ......................        153,473
    3,602          Peregine Systems, Inc.* ................         89,825
      442          Persistence Software, Inc.* ............          7,569



    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
    351            Pervasive Software, Inc.* ..............   $      1,294
    859            Phoenix Technologies Ltd. ..............         14,603
  2,079            Phone.com, Inc.* .......................        166,060
    398            Primus Knowledge Solutions, Inc.*.......         10,597
    834            Progress Software Corp.* ...............         12,562
    534            Project Software & Development,
                     Inc.* ................................          9,412
  1,060            Puma Technology, Inc.* .................         21,200
  2,204            QAD, Inc. ..............................          6,750
  2,326            Rational Software Corp.* ...............        236,670
    643            RAVISENT Technologies, Inc.* ...........          2,974
  3,975            Red Hat, Inc.* .........................         74,531
    732            Remedy Corp.* ..........................         16,150
    737            Saga Systems, Inc.* ....................          7,462
    614            Sanchez Computer Associates, Inc.*......         12,856
    801            Santa Cruz Operation, Inc. (The)* ......          2,503
  1,530            Sapient Corp.* .........................        174,037
    528            SeaChange International, Inc.* .........         11,129
  1,709            Secure Computing Corp.* ................         30,762
  1,029            Serena Software, Inc.* .................         28,297
  5,272            Siebel Systems, Inc.* ..................        764,440
    526            Sonic Foundry, Inc.* ...................          6,575
    802            SPSS, Inc.* ............................         23,960
    720            StarBase Corp.* ........................          5,670
    640            Structural Dynamics Research
                     Corp.* ...............................          9,280
  2,057            Sybase Inc.* ...........................         49,625
  1,557            Symantec Corp.* ........................         79,796
  4,947            TIBCO Software, Inc.* ..................        509,541
    706            Timberline Software Corp. ..............          4,324
    821            Transaction Systems Architects,
                     Inc. (Class A)* ......................         14,521
    969            Ulticom, Inc.* .........................         32,461
    410            Unify Corp.* ...........................          1,614
  2,525            USinternetworking, Inc.* ...............         40,084
  1,232            VA Linux Systems, Inc.* ................         39,116
 10,324            Veritas Software Corp.* ................      1,052,403
    814            Verity, Inc.* ..........................         29,660
  1,828            Wind River Systems, Inc.* ..............         53,583
    531            Witness Systems, Inc.* .................          8,496
    980            Xybernaut Corp.* .......................          7,687
    663            Zamba Corp.* ...........................          3,729
                                                              ------------
                                                                23,055,578
                                                              ------------
                   Computer/Video Chains (0.2%)
  5,357            Best Buy Co., Inc.* ....................        389,722
    720            Blockbuster, Inc. (Class A) ............          8,055


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------

5,329              Circuit City Stores, Inc. - Circuit
                   City Group ..............................   $    122,234
1,423              Electronics Boutique Holdings
                     Corp.* ................................         25,970
  987              Hollywood Entertainment Corp.* ..........          9,006
1,042              InterTan, Inc.* .........................         12,243
3,329              Musicland Stores Corp.* .................         26,216
5,066              RadioShack Corp. ........................        285,596
  271              REX Stores Corp.* .......................          4,742
  932              Trans World Entertainment Corp.* ........         11,242
  518              Tweeter Home Entertainment
                     Group, Inc.* ..........................         18,713
  192              Ultimate Electronics Inc.* ..............          4,728
                                                               ------------
                                                                    918,467
                                                               ------------
                   Construction/Agricultural
                   Equipment/Trucks (0.2%)
1,421              AGCO Corp. ..............................         18,295
  422              Astec Industries, Inc.* .................          8,216
9,318              Caterpillar, Inc. .......................        317,394
  537              Columbus McKinnon Corp. .................          7,921
1,045              Cummins Engine Co., Inc. ................         33,440
6,133              Deere & Co. .............................        236,504
  513              Detroit Diesel Corp. ....................         11,671
  619              Gardner Denver Machinery Inc.* ..........          9,092
2,591              Greenbrier Companies, Inc. (The) ........         21,538
1,056              JLG Industries, Inc. ....................         10,758
  533              Lindsay Manufacturing Co. ...............          9,461
  681              Manitowoc Co., Inc. .....................         16,770
  464              NACCO Industries, Inc. (Class A) ........         16,849
1,604              Navistar International Corp.* ...........         57,243
  365              OshKosh Truck Corp. .....................         12,364
2,053              PACCAR, Inc. ............................         91,487
  727              Stewart & Stevenson Services, Inc. ......         10,996
  656              Terex Corp.* ............................         10,824
  869              Titan International, Inc. ...............          4,617
1,599              Wabash National Corp. ...................         17,189
                                                               ------------
                                                                    922,629
                                                               ------------
                   Consumer Electronics/Appliances (0.1%)
  996              3DO Co. (The)* ..........................          6,412
  756              Applica Inc.* ...........................          7,843
1,567              Fedders Corp. ...........................          8,129
  450              Harman International Industries,
                     Inc. ..................................         28,462
3,121              Helen of Troy Ltd. (Bermuda)* ...........         18,336
  159              Interlogix, Inc.* .......................          1,679
2,213              Maytag Corp. ............................         74,965
  249              National Presto Industries, Inc. ........          7,517



    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
  336              Salton, Inc.* ...........................   $     10,584
2,362              Sunbeam Corp.* ..........................          6,495
1,136              Universal Electronics Inc.* .............         21,726
1,951              Whirlpool Corp. .........................         84,259
                                                               ------------
                                                                    276,407
                                                               ------------
                   Consumer Specialties (0.0%)
2,209              Boyds Collection, Ltd. (The)* ...........         19,881
  765              Fossil, Inc.* ...........................         13,961
1,082              Matthews International Corp.
                     (Class A) .............................         30,296
1,230              Movado Group, Inc. ......................         16,912
  449              Russ Berrie & Co., Inc. .................          8,812
                                                               ------------
                                                                     89,862
                                                               ------------
                   Consumer Sundries (0.0%)
1,628              American Greetings Corp.
                     (Class A) .............................         27,676
1,223              Blyth Industries, Inc.* .................         35,543
1,567              Oakley, Inc.* ...........................         22,721
  606              Sola International, Inc.* ...............          3,598
1,429              Yankee Candle Co., Inc. (The)* ..........         29,830
                                                               ------------
                                                                    119,368
                                                               ------------
                   Containers/Packaging (0.2%)
  920              Aptargroup, Inc. ........................         22,942
  793              Ball Corp. ..............................         27,507
1,320              Bemis Company, Inc. .....................         45,375
  540              Caraustar Industries, Inc. ..............          7,290
3,390              Crown Cork & Seal Co., Inc. .............         47,248
1,928              Earthshell Corp.* .......................          5,543
  352              Entrade, Inc.* ..........................          1,474
4,179              Gaylord Container Corp.
                     (Series A)* ...........................         10,970
  544              Greif Bros. Corp. (Class A) .............         13,804
  874              Ivex Packaging Corp.* ...................          9,068
  174              Liqui-Box Corp. .........................          8,167
  531              Myers Industries, Inc. ..................          7,102
3,788              Owens-Illinois, Inc.* ...................         50,428
2,671              Packaging Corp. of America* .............         30,383
4,323              Pactiv Corp.* ...........................         39,988
1,961              Rock-Tenn Co. (Class A) .................         21,081
2,189              Sealed Air Corp.* .......................        110,271
  406              Silgan Holdings, Inc.* ..................          3,597
5,193              Smurfit-Stone Container Corp.* ..........         64,588
2,672              Sonoco Products Co. .....................         50,267
1,464              Temple-Inland, Inc. .....................         63,592
  311              U.S. Can Corp.* .........................          5,831
                                                               ------------
                                                                    646,516
                                                               ------------


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
                   Contract Drilling (0.3%)
      345          Atwood Oceanics, Inc.* .................   $     14,490
    3,552          Diamond Offshore Drilling, Inc. ........        133,422
    3,599          ENSCO International Inc. ...............        121,466
    4,571          Global Marine, Inc.* ...................        129,416
    4,679          Grey Wolf, Inc.* .......................         21,640
    1,249          Helmerich & Payne, Inc. ................         39,968
    1,528          Marine Drilling Companies, Inc.* .......         33,234
    3,847          Nabors Industries, Inc.* ...............        160,131
    3,445          Noble Drilling Corp.* ..................        150,073
    6,510          Parker Drilling Co.* ...................         36,212
      825          Patterson Energy, Inc.* ................         20,573
    1,524          Pride International, Inc.* .............         31,718
    5,086          R&B Falcon Corp.* ......................        101,402
    2,420          Rowan Companies, Inc.* .................         61,105
    3,008          Santa Fe International Corp. ...........        105,656
    5,478          Transocean Sedco Forex Inc. ............        271,161
                                                              ------------
                                                                 1,431,667
                                                              ------------
                   Department Stores (0.3%)
    2,708          Dillard's, Inc. (Class A) ..............         37,066
    5,503          Federated Department Stores, Inc.*......        132,416
    8,545          Kohl's Corp.* ..........................        484,929
    8,715          May Department Stores Co. ..............        206,981
    1,237          Neiman Marcus Group, Inc. (The)
                     (Class A)* ...........................         40,821
    6,826          Penney (J.C.) Co., Inc. ................        110,069
    3,654          Saks, Inc.* ............................         36,997
    9,905          Sears, Roebuck & Co. ...................        295,912
                                                              ------------
                                                                 1,345,191
                                                              ------------
                   Discount Chains (1.9%)
      875          99 Cents Only Stores* ..................         37,680
      696          Ames Department Stores, Inc.* ..........          4,959
    1,927          BJ's Wholesale Club, Inc.* .............         57,690
    2,793          Consolidated Stores Corp.* .............         33,341
  11,653           Costco Wholesale Corp.* ................        379,451
   8,658           Dollar General Corp. ...................        159,091
   2,674           Dollar Tree Stores, Inc.* ..............        113,812
   4,530           Family Dollar Stores, Inc. .............         76,444
     995           Fred's, Inc. ...........................         20,646
  12,761           Kmart Corp.* ...........................         89,327
     510           PriceSmart, Inc.* ......................         19,125
     725           ShopKo Stores, Inc.* ...................         10,467
  24,088           Target Corp. ...........................        698,552
     660           Value City Department Stores, Inc.*               5,775
117,716            Wal-Mart Stores, Inc. ..................      6,467,023
                                                              ------------
                                                                 8,173,383
                                                              ------------


    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
                   Diversified Commercial Services (0.6%)
    285            4Kids Entertainment, Inc.* .............   $      5,415
    394            ABM Industries Inc. ....................         10,244
  1,461            ACNielsen Corp.* .......................         35,794
    964            Administaff, Inc.* .....................         51,333
    348            AHL Services, Inc.* ....................          2,827
  2,116            ALPNET, Inc.* ..........................          4,761
  1,055            AnswerThink Consulting Group,
                     Inc.* ................................         17,737
  2,350            Apac Teleservices* .....................         16,891
  1,044            Audio Visual Services Corp.* ...........            489
    563            Bell & Howell Co.* .....................         11,541
    865            Billing Information Concepts
                     Corp.* ...............................          3,784
    283            Bright Horizons Family Solutions,
                     Inc.* ................................          6,898
    752            Burns International Services Corp.*               9,964
  1,175            Careerbuilder, Inc.* ...................          9,216
  1,241            Carreker Corp.* ........................         12,837
  1,098            CDI Corp.* .............................         21,823
  2,178            Century Business Sevices, Inc.* ........          4,492
    345            Charles River Associates Inc.* .........          4,269
  1,567            CheckFree Holdings Corp.* ..............         95,195
    799            click2learn.com, Inc.* .................         14,032
  5,390            Concord EFS, Inc.* .....................        146,204
    526            Concur Technologies, Inc.* .............          2,071
  4,002            Convergys Corp.* .......................        180,340
    404            Corporate Executive Board Co.* .........         25,856
    383            Costar Group, Inc.* ....................         14,051
    823            CTC Communication Group, Inc.* .........         21,347
  1,026            Dendrite International, Inc.* ..........         27,814
    543            Diamond Technology Partners,
                     Inc.* ................................         48,361
  1,157            Edgewater Technology, Inc.* ............          7,484
    646            Exchange Applications, Inc.* ...........         14,212
    354            Fair, Isaac & Co., Inc. ................         17,634
    976            Freemarkets, Inc.* .....................         46,909
    466            G & K Services, Inc. (Class A) .........         14,009
  2,396            Galileo International, Inc. ............         46,123
  2,319            Gartner Group, Inc. (Class B)* .........         25,654
    748            GetThere.com, Inc.* ....................          7,947
    654            Global Imaging Systems, Inc.* ..........          5,068
     51            Global Sources Ltd. (Hong Kong)* .......          1,530
  1,600            HA-LO Industries, Inc.* ................          8,100
    853            Hall, Kinion & Associates, Inc.* .......         33,374
    588            Heidrick & Struggles International,
                     Inc.* ................................         39,396
    736            HotJobs.com, Ltd.* .....................         12,926


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
  1,098            Identix Inc.* ............................   $     15,029
  3,558            IKON Office Solutions, Inc. ..............         14,454
  1,706            Industri-Matematik International
                     Corp. (Sweden)* ........................          6,557
    266            Insurance Auto Auctions, Inc.* ...........          5,586
    427            Interact Commerce Corp.* .................          5,231
    861            Internet Pictures Corp.* .................          9,525
  1,431            Iron Mountain Inc.* ......................         50,085
  1,813            iXL Enterprises, Inc.* ...................         32,181
    324            Jupiter Communications, Inc.* ............          7,735
    941            Kelly Services, Inc. (Class A) ...........         21,819
  1,280            kforce.com, Inc.* ........................          5,760
    909            Korn/Ferry International* ................         30,565
    923            Labor Ready, Inc.* .......................          4,615
    335            Lason, Inc.* .............................            628
    570            Learning Tree International, Inc.* .......         25,721
    486            Loislaw.com, Inc.* .......................          4,374
    649            Management Network Group, Inc.
                     (The)* .................................         15,535
  1,988            Manpower, Inc. ...........................         76,911
    760            Marketing Services Group, Inc.* ..........          3,895
    529            MAXIMUS, Inc.* ...........................         12,630
    376            MemberWorks Inc.* ........................         12,314
    265            Metro One Telecommunications,
                     Inc.* ..................................          2,584
  2,423            Modis Professional Services, Inc.* .......         18,475
    859            Navigant Consulting, Inc.* ...............          2,899
  1,607            Navigant International, Inc.* ............         18,581
    605            NCO Group, Inc.* .........................         14,974
  2,242            Nextera Enterprises, Inc. (Class A)*......          9,809
  1,930            NOVA Corp.* ..............................         22,316
    726            On Assignment, Inc.* .....................         20,010
  9,716            Paychex, Inc. ............................        444,507
  1,213            Pegasystems Inc.* ........................          5,989
    610            Personnel Group of America, Inc.* ........          1,944
    496            ProBusiness Services, Inc.* ..............         11,470
  1,228            Profit Recovery Group International,
                     Inc. (The)* ............................         11,359
    606            PROVANT, Inc.* ...........................          3,484
    765            PurchasePro.com Inc.* ....................         29,835
    915            RCM Technologies, Inc.* ..................          6,462
  4,702            Robert Half International, Inc.* .........        161,631
  3,393            Sabre Holdings Corp. .....................         82,916
  2,507            Sitel Corp.* .............................         16,295
  1,656            Sodexho Marriott Services, Inc. ..........         28,048
    637            Source Information Management
                     Co. (The)* .............................          6,808
  1,603            Spherion Corp.* ..........................         30,657



    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
    934            Staff Leasing, Inc.* .....................   $      3,736
  1,014            Stamps.com, Inc.* ........................          5,070
    347            StarTek, Inc.* ...........................         13,685
  1,216            Sylvan Learning Systems, Inc.* ...........         13,756
  2,496            TeleSpectrum Worldwide Inc.* .............          8,892
  1,634            TeleTech Holdings, Inc.* .................         50,654
  1,172            Ventro Corp.* ............................         14,137
  2,489            Viad Corp. ...............................         64,870
    417            Volt Information Sciences, Inc.* .........         14,699
  1,033            Wackenhut Corp. (The) (Class A)* .........         13,881
    687            Wackenhut Corrections Corp.* .............          5,668
  1,053            Wireless Facilities, Inc.* ...............         66,997
                                                                ------------
                                                                   2,674,200
                                                                ------------
                   Diversified Electronic Products (0.7%)
    551            Caliper Technologies Corp.* ..............         30,305
  1,067            Checkpoint Systems, Inc.* ................          9,803
  2,667            Gemstar-TV Guide International,
                     Inc.* ..................................        162,187
19,760             JDS Uniphase Corp.* ......................      2,334,150
 1,055             Macrovision Corp.* .......................         79,652
 1,059             Paxar Corp.* .............................         13,105
 4,973             Rockwell International Corp. .............        174,366
 1,010             RSA Security, Inc.* ......................         64,009
 3,793             SCI Systems, Inc.* .......................        174,004
 1,920             Sensormatic Electronics Corp.* ...........         24,840
 1,151             Wave Systems Corp. (Class A)* ............         20,790
   756             Zomax, Inc.* .............................         13,088
                                                                ------------
                                                                   3,100,299
                                                                ------------
                   Diversified Financial Services (2.1%)
35,198             American Express Co. .....................      1,995,287
11,358             AXA Financial, Inc. ......................        434,443
89,131             Citigroup, Inc. ..........................      6,289,306
 8,573             Conseco, Inc. ............................         67,512
 8,369             Hancock (John) Financial Services* .......        197,718
 1,416             Leucadia National Corp. ..................         37,789
 1,254             Liberty Financial Co., Inc. ..............         27,588
   805             StanCorp Financial Group, Inc. ...........         27,772
                                                                ------------
                                                                   9,077,415
                                                                ------------
                   Diversified Manufacturing (0.6%)
   768             Ametek, Inc. .............................         15,984
   690             Blount International, Inc.* ..............          5,736
 3,731             Danaher Corp. ............................        190,048
 5,337             Dover Corp. ..............................        244,501
 1,208             Federal Signal Corp. .....................         24,009
   901             Graphic Packaging International
                     Corp.* .................................          2,140
21,081             Honeywell International, Inc. ............        708,849


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
 2,304             ITT Industries, Inc. ....................   $     75,744
10,457             Minnesota Mining & Manufacturing
                     Co. ...................................        941,784
 1,263             Pentair, Inc. ...........................         38,679
 1,567             PubliCARD, Inc.* ........................          4,701
 1,282             Smith (A.O.) Corp. ......................         20,672
 1,309             Standex International Corp. .............         22,580
   958             Teleflex, Inc. ..........................         34,727
 7,394             Thermo Electron Corp.* ..................        153,420
   940             Tredegar Corp. ..........................         20,680
   996             Trinity Industries, Inc. ................         19,173
 2,142             U.S. Industries, Inc. ...................         28,114
   935             United Dominion Industries Ltd. .........         15,369
   581             Valmont Industries, Inc. ................         11,802
                                                               ------------
                                                                  2,578,712
                                                               ------------
                   Drugstore Chains (0.3%)
10,271             CVS Corp. ...............................        405,063
   330             Duane Reade, Inc.* ......................          7,549
   991             Longs Drug Stores Corp. .................         20,068
 6,533             Rite Aid Corp.* .........................         28,174
26,619             Walgreen Co. ............................        830,180
                                                               ------------
                                                                  1,291,034
                                                               ------------
                   E.D.P. Peripherals (1.6%)
 1,296             Advanced Digital Information
                     Corp.* ................................         18,144
 4,436             Ampex Corp. (Class A)* ..................          6,377
   671             Avid Technology, Inc.* ..................          9,897
 2,009             Communication Intelligence Corp.* .......          7,471
   693             DSP Group, Inc.* ........................         29,063
 1,468             Electronics for Imaging, Inc.* ..........         32,021
57,311             EMC Corp.* ..............................      4,878,599
 1,529             Exabyte Corp.* ..........................          9,078
   431             Gerber Scientific, Inc. .................          4,310
   592             Hauppauge Digital, Inc.* ................          3,922
   920             Imation Corp* ...........................         22,310
   390             Immersion Corp.* ........................          7,946
   668             InFocus Corp.* ..........................         23,380
 1,729             Intergraph Corp.* .......................         10,806
   552             Interlink Electronics, Inc.* ............         18,216
 6,807             Iomega Corp.* ...........................         25,952
   309             ION Networks, Inc.* .....................            782
 3,347             Lexmark International Group, Inc.
                     (Class A)* ............................        150,824
 2,857             Maxtor Corp.* ...........................         16,606
   601             Media 100 Inc.* .........................          6,649
   606             Mercury Computer Systems, Inc.* .........         16,286
   790             MTI Technology Corp.* ...................          3,259
 7,982             Network Appliance, Inc.* ................        687,949



    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
 1,204             Pinnacle Systems, Inc.* .................   $      9,218
   843             Procom Technology, Inc.* ................         36,670
 1,925             QLogic Corp.* ...........................        143,412
 2,129             Quantum Corp.* ..........................         17,564
 4,157             Quantum Corp. - DLT & Storage
                     Systems* ..............................         48,845
   856             Rainbow Technologies, Inc.* .............         37,129
   356             SCM Microsystems, Inc.* .................         18,378
 5,955             Seagate Technology, Inc.* ...............        301,844
   403             SmartDisk Corp.* ........................          9,773
 2,528             Storage Technology Corp.* ...............         32,548
 3,486             Symbol Technologies, Inc. ...............        139,004
 2,245             Western Digital Corp.* ..................          9,261
   791             Zebra Technologies Corp.
                   (Class A)* ..............................         40,390
                                                               ------------
                                                                  6,833,883
                                                               ------------
                   E.D.P. Services (0.9%)
   689             4Front Technologies, Inc.* ..............          9,258
 2,270             Acxiom Corp.* ...........................         48,379
 1,245             Affiliated Computer Services, Inc.
                     (Class A)* ............................         56,103
 1,031             American Management Systems,
                     Inc.* .................................         25,839
   859             Analysts International Corp. ............          7,785
16,518             Automatic Data Processing, Inc. .........        818,673
   723             Bisys Group, Inc. (The)* ................         45,910
   445             CACI International Inc. (Class A)* ......          7,565
 6,382             Cadence Design Systems, Inc.* ...........        133,224
 1,441             Cambridge Technology Partners,
                     Inc.* .................................         13,554
 3,791             Ceridian Corp.* .........................         86,245
 1,213             Chequemate International, Inc.* .........          2,502
 1,492             CIBER, Inc.* ............................         17,438
   164             Cognizant Technology Solutions
                     Corp.* ................................          6,744
   991             Complete Business Solutions, Inc.*.......         12,635
   809             Computer Horizons Corp.* ................         10,568
 4,386             Computer Sciences Corp.* ................        274,125
   645             Computer Task Group, Inc. ...............          2,782
   399             Concero, Inc.* ..........................          3,940
   342             Concord Communications, Inc.* ...........          9,405
 1,358             CSG Systems International, Inc.* ........         72,229
   469             CyberCash, Inc.* ........................          2,330
 1,140             Datatec Systems, Inc.* ..................          4,667
 1,662             DST Systems, Inc.* ......................        155,189
12,338             Electronic Data Systems Corp. ...........        530,534
   281             F.Y.I., Inc.* ...........................         10,292
10,983             First Data Corp. ........................        505,904


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
  3,214            Fiserv, Inc.* ...........................   $    179,381
    516            Forrester Research, Inc.* ...............         32,024
    848            Globix Corp.* ...........................         19,928
  1,060            Henry (Jack) & Associates, Inc. .........         47,567
  1,106            IMRglobal Corp.* ........................         14,516
  7,931            Infonet Services Corp. (Class B)* .......        111,530
  2,756            Information Resources, Inc.* ............         15,675
    362            Intelligroup, Inc.* .....................            747
    615            InterCept Group, Inc. (The)* ............         14,376
  1,879            Keane, Inc.* ............................         38,519
    473            Lightbridge, Inc.* ......................         10,406
  1,279            Manhattan Associates, Inc.* .............         48,682
  3,765            MarchFirst, Inc.* .......................         77,888
    500            McAfee.com Corp.* .......................         14,500
    660            META Group, Inc.* .......................         16,211
    637            Metro Information Services, Inc.* .......          4,777
    805            National Computer Systems, Inc. .........         57,859
  1,074            National Processing, Inc.* ..............         12,619
    359            Netsolve, Inc.* .........................          8,436
    465            Pegasus Solutions, Inc.* ................          4,737
  2,521            Perot Systems Corp. (Class A)* ..........         22,689
    545            Pivotal Corp. (Canada)* .................         17,644
    849            Policy Management Systems Corp.*.........         11,780
    662            Predictive Systems, Inc.* ...............         14,564
    339            QRS Corp.* ..............................          6,229
    894            Rainmaker Systems, Inc.* ................          1,537
  2,501            Razorfish, Inc.* ........................         45,331
  2,426            Renaissance Worldwide Inc.* .............          4,549
    758            ReSourcePhoenix.com, Inc.* ..............          1,326
  1,949            Reynolds & Reynolds Co.
                     (Class A) .............................         32,524
  1,030            Sagent Technology, Inc.* ................         10,557
    362            SereNova, Inc.* .........................          2,749
  1,106            SVI Holdings, Inc.* .....................          6,429
  1,110            Sykes Enterprises, Inc.* ................         13,944
  1,003            Syntel, Inc. ............................          9,403
    813            Systems & Computer Technology
                     Corp.* ................................         16,463
    482            Tanning Technology Corp.* ...............          8,917
  1,023            Technology Solutions Co.* ...............          5,115
    874            TenFold Corp.* ..........................          7,921
  5,105            Total System Services, Inc. .............         92,209
    489            U.S. Interactive, Inc.* .................          6,601
  8,140            Unisys Corp.* ...........................         79,874
    819            USDATA Corp.* ...........................          5,272
  1,302            viaLink Co. (The)* ......................          8,788
    984            ZapMe! Corp.* ...........................          3,290
                                                               ------------
                                                                  4,039,902
                                                               ------------



    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
                   Electric Utilities (1.8%)
11,379             AES Corp. (The)* ........................   $    608,065
 2,894             Allegheny Energy, Inc. ..................         90,799
 2,064             Alliant Energy, Inc. ....................         54,309
 3,596             Ameren Corp. ............................        130,130
 8,430             American Electric Power Co. .............        276,609
 1,235             Avista Corp. ............................         23,156
 1,041             Bangor Hydro-Electric Co. ...............         24,398
   685             BayCorp Holdings, Ltd.* .................          7,192
   419             Black Hills Corp. .......................          9,716
 3,306             Calpine Corp.* ..........................        235,552
   729             Central Vermont Public Service
                     Corp. .................................          8,657
 4,165             Cinergy Corp. ...........................        108,290
   537             CLECO Corp. .............................         19,802
   850             CMP Group, Inc. .........................         24,756
 3,035             CMS Energy Corp. ........................         77,582
   301             CN Energy Group, Inc. ...................          9,820
 2,347             Conectiv, Inc. ..........................         38,872
 5,793             Consolidated Edison, Inc. ...............        175,600
 3,920             Constellation Energy Group, Inc. ........        130,585
 4,183             CP&L, Inc ...............................        139,869
 7,152             Dominion Resources, Inc. ................        324,969
 3,785             DPL, Inc. ...............................         91,313
 1,974             DQE, Inc. ...............................         73,161
 3,801             DTE Energy Co. ..........................        119,256
 9,705             Duke Energy Corp. .......................        598,677
 9,100             Edison International ....................        179,156
 1,077             El Paso Electric Co.* ...................         13,866
   367             Empire District Electric Co. (The) ......          8,808
 3,186             Energy East Corp. .......................         60,136
 6,469             Entergy Corp. ...........................        175,472
 6,107             FirstEnergy Corp. .......................        155,728
 2,574             Florida Progress Corp. ..................        126,126
 4,698             FPL Group, Inc. .........................        226,678
 3,235             GPU, Inc. ...............................         85,727
   844             Hawaiian Electric Industries, Inc. ......         26,797
   949             IDACORP, Inc. ...........................         35,113
 2,163             IPALCO Enterprises, Inc. ................         48,938
 1,562             Kansas City Power & Light Co. ...........         37,293
 3,399             LG&E Energy Corp. .......................         82,426
 1,283             Madison Gas & Electric Co. ..............         26,301
 1,853             Minnesota Power, Inc. ...................         39,492
 2,888             Montana Power Co. .......................         83,571
   809             National Data Corp. .....................         22,247
 3,028             New Century Energies, Inc. ..............        103,520
 4,725             Niagara Mohawk Holdings Inc.* ...........         62,902
 3,277             NiSource Inc. ...........................         63,697


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
  3,661            Northeast Utilities ....................   $     81,000
  4,057            Northern States Power Co. ..............         89,508
    412            Northwestern Corp. .....................          9,476
  1,517            NSTAR ..................................         61,438
  1,963            OGE Energy Corp. .......................         37,297
    428            Otter Tail Power Co. ...................          8,961
  4,869            PECO Energy Co. ........................        207,845
10,063             PG & E Corp. ...........................        260,380
 2,221             Pinnacle West Capital Corp. ............         87,868
 3,106             Potomac Electric Power Co. .............         76,679
 3,766             PPL Corp. ..............................        101,682
   973             Public Service Company of New
                     Mexico ...............................         17,636
 5,729             Public Service Enterprise Group,
                     Inc. .................................        192,638
 2,216             Puget Sound Power & Light Co. ..........         50,275
 7,749             Reliant Energy, Inc. ...................        259,591
   865             RGS Energy Group Inc. ..................         19,841
 3,036             SCANA Corp. ............................         79,885
 1,978             Sierra Pacific Resources ...............         27,939
17,641             Southern Co. ...........................        431,102
   961             St. Joseph Light & Power Co. ...........         21,142
 3,393             TECO Energy, Inc. ......................         74,434
 7,244             TXU Corp. ..............................        226,375
 5,701             Unicom Corp. ...........................        234,097
   792             UniSource Energy Corp. .................         12,226
 2,435             UtiliCorp United, Inc. .................         51,896
 1,718             Western Resources, Inc. ................         27,166
 3,089             Wisconsin Energy Corp. .................         61,394
   640             WPS Resources Corp. ....................         19,320
                                                              ------------
                                                                 7,894,220
                                                              ------------
                   Electrical Products (0.4%)
   346             Alpine Group, Inc. (The)* ..............          2,292
 5,048             American Power Conversion Corp.*........        128,408
   696             American Superconductor Corp.* .........         25,752
   742             AstroPower, Inc.* ......................         15,721
   857             Baldor Electric Co.* ...................         15,747
   448             Belden Inc. ............................         11,256
   680             C&D Technologies, Inc.* ................         27,540
   740             Cable Design Technologies Corp.* .......         26,085
 2,468             Cooper Industries, Inc. ................         79,130
11,298             Emerson Electric Co. ...................        689,884
 2,663             Energizer Holdings, Inc.* ..............         64,245
   585             Energy Conversion Devices, Inc.* .......         14,662
   134             Franklin Electric Co., Inc. ............          8,836
 1,174             Genlyte Group Inc. (The)* ..............         26,121
 1,634             Hubbell, Inc. (Class B) ................         39,420



    NUMBER OF
     SHARES                                                          VALUE
   513             Littelfuse, Inc.* ......................   $     18,083
 1,044             MagneTek, Inc.* ........................          8,287
 5,140             Molex Inc. .............................        241,821
 1,067             National Service Industries, Inc. ......         21,807
   965             Power-One, Inc.* .......................        113,930
   593             Rayovac Corp.* .........................         14,788
   637             SLI, Inc. ..............................          6,888
   664             Superior TeleCom Inc. ..................          5,768
 1,459             Thomas & Betts Corp. ...................         28,450
   492             Thomas Industries, Inc. ................         10,270
   869             Valence Technology, Inc.* ..............         12,981
                                                              ------------
                                                                 1,658,172
                                                              ------------
                   Electronic Components (0.6%)
 1,106             3DFX Interactive* ......................          8,364
   383             ACT Manufacturing, Inc.* ...............         14,219
   453             American Xtal Technology, Inc.* ........         16,138
 1,090             Amphenol Corp. (Class A)* ..............         57,157
   286             Anaren Microwave, Inc.* ................         20,753
   326             APA Optics, Inc.* ......................          4,890
   976             Artesyn Technologies, Inc.* ............         33,184
 4,567             AVX Corp. ..............................        109,323
   121             Bel Fuse Inc. (Class A) ................          3,660
   289             Benchmark Electronics, Inc.* ...........         11,885
 1,063             Blue Wave Systems Inc.* ................          9,168
   278             California Amplifier, Inc.* ............          9,226
   869             Cree Research, Inc.* ...................         97,708
   691             CTS Corp. ..............................         31,700
 1,494             Flextronics International, Ltd.
                     (Singapore)* .........................        105,771
 1,377             Hutchinson Technology Inc.* ............         20,483
 5,011             Jabil Circuit, Inc.* ...................        250,863
 2,276             Kemet Corp.* ...........................         54,624
 2,949             Komag Inc.* ............................          4,884
 1,646             Kopin Corp.* ...........................         41,047
 1,755             MEMC Electronic Materials, Inc.* .......         29,287
   943             Methode Electronics, Inc.
                     (Class A) ............................         42,848
   307             NETsilicon, Inc.* ......................          8,481
 1,610             NVIDIA Corp.* ..........................         96,600
 1,332             Oak Technology, Inc.* ..................         30,636
 1,039             Park Electrochemical Corp. .............         35,131
   455             Plexus Corp.* ..........................         51,330
   670             Power Integrations, Inc.* ..............         12,939
 2,508             Rambus Inc.* ...........................        183,868
 1,941             Read Rite Corp.* .......................          6,793
   220             Sage, Inc.* ............................          2,090
 1,744             SanDisk Corp.* .........................        111,180
 3,916             Sanmina Corp.* .........................        363,698


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                             VALUE
-------------------------------------------------------------------------------
  1,107            Sawtek, Inc.* .............................   $     58,948
    602            SIPEX Corp.* ..............................         18,700
15,747             Solectron Corp.* ..........................        634,801
   435             Spectrian Corp.* ..........................          5,900
   320             Superconductor Technologies Inc.* .........          6,760
   531             Three-Five Systems, Inc.* .................         13,906
 1,081             Vicor Corp.* ..............................         45,064
 3,544             Vishay Intertechnology, Inc.* .............        109,642
                                                                 ------------
                                                                    2,773,649
                                                                 ------------
                   Electronic Data Processing (4.2%)
 8,597             Apple Computer, Inc.* .....................        436,835
44,847             Compaq Computer Corp. .....................      1,258,519
 1,393             Concurrent Computer Corp.* ................         17,151
 1,411             Corsair Communications, Inc.* .............         24,516
68,010             Dell Computer Corp.* ......................      2,988,189
   363             eShare Communications, Inc.* ..............          1,702
 8,499             Gateway, Inc.* ............................        469,039
26,415             Hewlett-Packard Co. .......................      2,884,188
47,243             International Business Machines
                     Corp. ...................................      5,311,885
 2,430             Micron Electronics, Inc.* .................         25,667
   392             MICROS Systems, Inc.* .....................          8,918
 2,531             NCR Corp.* ................................         89,692
   391             RadiSys Corp.* ............................         24,046
 4,637             Silicon Graphics, Inc.* ...................         20,866
41,900             Sun Microsystems, Inc.* ...................      4,417,831
                                                                 ------------
                                                                   17,979,044
                                                                 ------------
                   Electronic Distributors (0.1%)
   947             Anixter International, Inc.* ..............         27,522
 2,516             Arrow Electronics, Inc.* ..................         83,185
 1,150             Avnet, Inc. ...............................         65,478
   513             Black Box Corp.* ..........................         23,213
 1,331             Brightpoint, Inc.* ........................          7,237
 1,297             CellStar Corp.* ...........................          3,040
 3,096             CompuCom Systems, Inc.* ...................          7,933
   407             En Pointe Technologies, Inc.* .............          3,358
 1,883             Ingram Micro Inc. (Class A)* ..............         34,129
   619             Intraware, Inc.* ..........................          5,029
   738             Kent Electronics Corp.* ...................         22,970
   271             MCSi, Inc.* ...............................          6,335
   668             Pioneer-Standard Electronics, Inc. ........          9,018
 3,096             Safeguard Scientifics, Inc.* ..............         96,169
   327             ScanSource, Inc.* .........................         12,385
 1,367             Tech Data Corp.* ..........................         60,831
                                                                 ------------
                                                                      467,832
                                                                 ------------


    NUMBER OF
     SHARES                                                             VALUE
-------------------------------------------------------------------------------
                   Electronic Production Equipment (0.8%)
   660             ADE Corporation* ..........................   $     14,314
   711             Advanced Energy Industries, Inc.*..........         31,995
 4,005             Amkor Technology, Inc.* ...................        110,137
21,329             Applied Materials, Inc.* ..................      1,618,338
   473             Applied Science & Technology,
                   Inc.* .....................................          7,952
 1,095             Artisan Components, Inc.* .................          9,171
   811             Asyst Technologies, Inc.* .................         19,565
   735             ATMI, Inc.* ...............................         18,926
   479             Brooks Automation, Inc.* ..................         23,770
 1,086             Cognex Corp.* .............................         53,282
   500             Cohu, Inc. ................................          8,844
 1,300             Credence Systems Corp.* ...................         55,575
   713             Cymer, Inc.* ..............................         32,352
   394             DuPont Photomasks, Inc.* ..................         23,591
   661             Electro Scientific Industries, Inc.* ......         30,034
   503             Electroglas, Inc.* ........................         10,060
   654             EMCORE Corp.* .............................         44,962
 2,123             Esterline Corp.* ..........................         31,314
   692             FEI Co.* ..................................         18,381
   541             FSI International, Inc.* ..................          8,893
   609             GaSonics International Corp.* .............         14,616
   564             Helix Technology Corp. ....................         18,330
   283             Ibis Technology Corp.* ....................         11,744
 4,812             KLA-Tencor Corp.* .........................        256,239
   592             Kulicke & Soffa Industries, Inc.* .........         26,714
 3,261             Lam Research Corp.* .......................         95,384
 1,220             LTX Corp.* ................................         26,840
   752             Mattson Technology, Inc.* .................         14,053
 1,683             Mentor Graphics Corp.* ....................         33,555
   620             MKS Instruments, Inc.* ....................         15,616
   580             Nanometrics Inc.* .........................         19,829
 3,450             Novellus Systems, Inc.* ...................        186,084
   778             Numerical Technologies, Inc.* .............         36,274
   180             Photon Dynamics, Inc.* ....................          9,720
   601             Photronics, Inc.* .........................         14,912
   577             PRI Automation, Inc.* .....................         26,326
   312             Rudolph Technologies, Inc.* ...............         11,700
   988             Semitool Inc* .............................         13,523
   834             Silicon Valley Group, Inc.* ...............         21,163
   727             SpeedFam-IPEC, Inc.* ......................         14,404
 1,787             Synopsys, Inc.* ...........................         58,189
 4,482             Teradyne, Inc.* ...........................        284,047
   542             Therma-Wave Inc.* .........................         12,127
   727             Ultratech Stepper, Inc.* ..................         11,995


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
    781            Varian Semiconductor Equipment
                   Associates, Inc.* ........................   $     37,927
    617            Veeco Instruments, Inc.* .................         48,589
                                                                ------------
                                                                   3,491,356
                                                                ------------
                   Engineering & Construction (0.2%)
  3,084            Comfort Systems USA, Inc.* ...............         13,685
  1,013            Dycom Industries, Inc.* ..................         43,306
    473            EMCOR Group, Inc.* .......................         11,086
  3,559            Encompass Services Corp.* ................         17,573
  1,993            Fluor Corp. ..............................         59,416
  3,063            Foster Wheeler Corp. .....................         22,398
    682            Granite Construction Inc. ................         16,453
    659            Insituform Technologies, Inc.
                     (Class A)* .............................         15,898
  2,910            Integrated Electrical Services, Inc.*              14,550
    681            Jacobs Engineering Group, Inc.* ..........         24,303
  1,221            MasTec, Inc.* ............................         40,522
12,523             Metromedia Fiber Network, Inc.
                     (Class A)* .............................        439,870
 2,961             Morrison Knudsen Corp.* ..................         28,500
 1,458             Quanta Services, Inc.* ...................         66,703
 3,217             Spectrasite Holdings, Inc.* ..............         68,361
 1,379             URS Corp.* ...............................         20,685
                                                                ------------
                                                                     903,309
                                                                ------------
                   Environmental Services (0.1%)
 4,765             Allied Waste Industries, Inc.* ...........         44,374
   583             Casella Waste Systems Inc.,
                   (Class A)* ...............................          6,486
   664             Catalytica, Inc.* ........................          7,594
   958             IT Group, Inc. (The)* ....................          4,191
   367             Landauer, Inc. ...........................          5,964
 3,766             Newpark Resources, Inc.* .................         31,305
 4,600             Republic Services, Inc.* .................         77,050
   962             Tetra Tech, Inc.* ........................         24,110
 1,184             Thermo Ecotek Corp.* .....................         10,212
 2,623             U.S. Plastic Lumber Corp. ................         10,164
 1,845             Waste Connections, Inc.* .................         37,361
   322             Waste Industries Inc.* ...................          3,663
16,239             Waste Management, Inc. ...................        303,466
                                                                ------------
                                                                     565,940
                                                                ------------
                   Farming/Seeds/Milling (0.1%)
   197             Agribrands International, Inc.* ..........          7,387
15,913             Archer-Daniels-Midland Co. ...............        149,184
 1,009             Cadiz, Inc.* .............................          9,712
   940             Corn Products International, Inc. ........         23,500
   971             Delta & Pine Land Co. ....................         24,275


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
   512             Hines Horticulture, Inc.* ................   $      3,744
 1,012             Tejon Ranch Co.* .........................         24,478
                                                                ------------
                                                                     242,280
                                                                ------------
                   Finance Companies (1.2%)
   553             Advanta Corp. (Class A) ..................          6,325
 1,816             Allied Capital Corp. .....................         34,390
   508             American Capital Strategies, Ltd. ........         13,017
 1,961             AmeriCredit Corp.* .......................         40,691
 3,389             Associates First Capital Corp.* ..........            112
19,086             Associates First Capital Corp.
                     (Class A) ..............................        499,815
 5,168             Capital One Financial Corp. ..............        302,974
   989             Cash American International, Inc. ........          7,170
   737             Charter Municipal Mortgage
                     Acceptance Co. .........................          9,811
 6,893             CIT Group, Inc. (The) (Series A) .........        127,520
 1,127             CompuCredit Corp.* .......................         33,246
 2,970             Countrywide Credit Industries, Inc. ......        104,507
 1,617             Credit Acceptance Corp.* .................          9,803
   388             Creditrust Corp.* ........................            509
   721             Doral Financial Corp. ....................          9,373
26,863             Fannie Mae ...............................      1,339,792
 2,949             FiNet.com, Inc.* .........................          2,120
 1,545             FINOVA Group, Inc. .......................         16,126
18,219             Freddie Mac ..............................        718,512
 1,098             Heller Financial, Inc. ...................         26,352
12,497             Household International, Inc. ............        556,898
 3,588             Imperial Credit Industries, Inc.* ........         15,697
21,013             MBNA Corp. ...............................        701,309
   432             Medallion Financial Corp. ................          6,912
 1,524             Metris Companies, Inc. ...................         44,672
   850             Mortgage.Com, Inc.* ......................          1,062
   541             New Century Financial Corp.* .............          6,467
 1,210             NextCard, Inc.* ..........................         10,701
 3,721             Providian Financial Corp. ................        379,309
 4,169             SLM Holding Corp. ........................        179,528
   477             Student Loan Corp. (The) .................         21,465
   481             WFS Financial Inc.* ......................          7,455
   217             White Mountains Insurance Group,
                     Inc. ...................................         34,069
                                                                ------------
                                                                   5,267,709
                                                                ------------
                   Financial Publishing/Services (0.2%)
   776             Advent Software, Inc.* ...................         43,844
   993             Aether Systems, Inc* .....................        165,272
 2,112             Ashton Technology Group, Inc.
                     (The)* .................................          8,052
   440             BARRA, Inc.* .............................         25,547
 1,253             Data Broadcasting Corp.* .................          5,208


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
  4,216            Dun & Bradstreet Corp. ...................   $    124,635
  3,707            Equifax, Inc. ............................         87,578
    829            FactSet Research Systems Inc. ............         27,046
    297            MarketWatch.com, Inc.* ...................          5,160
  5,139            McGraw-Hill Companies, Inc. ..............        305,449
    684            Multex.com, Inc.* ........................         16,501
    402            NewsEdge Corp.* ..........................            804
    522            Omega Research, Inc.* ....................          1,525
    364            Primark Corp.* ...........................         13,627
  1,395            SEI Investments Co. ......................         76,376
     96            SmartServ Online, Inc.* ..................          4,486
  3,361            SunGard Data Systems Inc.* ...............        111,123
    526            Telescan, Inc.* ..........................          3,386
  1,413            Thestreet.com, Inc.* .....................          7,771
  1,456            Track Data Corp.* ........................          1,547
    269            Value Line, Inc. .........................         10,491
                                                                ------------
                                                                   1,045,428
                                                                ------------
                   Fluid Controls (0.1%)
    235            CIRCOR International, Inc. ...............          1,645
    808            Flowserve Corp. ..........................         12,524
    463            Graco Inc. ...............................         15,742
    777            IDEX Corp.* ..............................         25,641
  3,379            Parker-Hannifin Corp. ....................        120,166
  1,012            Robbins & Myers, Inc. ....................         21,758
    794            Roper Industries, Inc. ...................         21,934
  1,571            Watts Industries, Inc. ...................         18,656
                                                                ------------
                                                                     238,066
                                                                ------------
                   Food Chains (0.4%)
  2,068            7-Eleven, Inc.* ..........................         25,979
11,103             Albertson's, Inc. ........................        335,172
   940             Casey's General Stores, Inc. .............         11,104
 4,106             Delhaize America, Inc. ...................         68,262
   696             Grand Union Co. (The)* ...................            164
   968             Great Atlantic & Pacific Tea Co.,
                     Inc. ...................................         13,915
 1,107             Hannaford Brothers Company ...............         83,094
   737             Ingles Markets, Inc. (Class A) ...........          7,738
21,866             Kroger Co.* ..............................        452,353
   826             Pantry, Inc. (The)* ......................          9,189
 1,108             Ruddick Corp. ............................         11,772
13,335             Safeway Inc.* ............................        600,908
   334             Seaway Food Town, Inc. ...................          5,177
 3,083             Smart & Final, Inc.* .....................         23,122
 1,052             Weis Markets, Inc. .......................         36,820
   681             Whole Foods Market, Inc.* ................         30,432


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
 1,205             Wild Oats Markets, Inc.* .................   $     12,201
 3,750             Winn-Dixie Stores, Inc. ..................         53,672
                                                                ------------
                                                                   1,781,074
                                                                ------------
                   Food Distributors (0.1%)
   885             Fleming Companies, Inc. ..................         13,883
   362             Performance Food Group Co.* ..............         11,923
 3,659             Supervalu, Inc. ..........................         64,719
 8,649             SYSCO Corp. ..............................        340,554
   874             United Natural Foods, Inc.* ..............         12,454
                                                                ------------
                                                                     443,533
                                                                ------------
                   Forest Products (0.1%)
 4,481             Georgia-Pacific Corp. ....................        111,185
 2,172             Georgia-Pacific Corp. (Timber
                   Group) ...................................         65,839
 2,686             Louisiana-Pacific Corp. ..................         26,021
 1,343             Pope & Talbot, Inc. ......................         25,853
   693             Rayonier Inc. ............................         28,196
   273             Republic Group Inc. ......................          3,532
   629             Universal Forest Products, Inc. ..........          7,902
 6,155             Weyerhaeuser Co. .........................        281,207
                                                                ------------
                                                                     549,735
                                                                ------------
                   Generic Drugs (0.1%)
   907             Alpharma Inc. (Class A) ..................         59,408
   903             Barr Laboratories, Inc.* .................         48,762
 1,867             Duramed Pharmaceuticals, Inc.* ...........         10,619
 2,054             ICN Pharmaceuticals, Inc. ................         48,911
 4,148             IVAX Corp.* ..............................        204,289
 3,390             Mylan Laboratories, Inc. .................         72,037
   686             Pharmaceutical Resources, Inc.* ..........          3,559
 2,515             Watson Pharmaceuticals, Inc.* ............        138,954
                                                                ------------
                                                                     586,539
                                                                ------------
                   Home Building (0.1%)
   207             Beazer Homes USA Inc.* ...................          4,360
 1,495             Centex Corp. .............................         35,787
 1,037             Champion Enterprises, Inc. ...............          5,639
 3,531             Clayton Homes, Inc. ......................         28,689
   485             Crossmann Communities, Inc.* .............          7,275
 1,532             D.R. Horton, Inc. ........................         23,746
   791             Fairfield Communities, Inc.* .............          5,883
   779             Fleetwood Enterprises, Inc. ..............         10,078
 1,250             Kaufman & Broad Home Corp. ...............         24,453
 1,917             Lennar Corp. .............................         46,008
   599             M.D.C. Holdings, Inc. ....................         11,980
   181             NVR, Inc.* ...............................         11,154
 1,880             Oakwood Homes Corp. ......................          3,760
   637             Palm Harbor Homes, Inc.* .................          9,396


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                               VALUE
-------------------------------------------------------------------------------
  1,134            Pulte Corp. .................................   $     26,011
    412            Ryland Group, Inc. (The) ....................          8,240
    347            Skyline Corp. ...............................          7,005
    874            Standard Pacific Corp. ......................         11,089
    870            Toll Brothers, Inc.* ........................         21,043
    438            Webb (Del) Corp.* ...........................          6,679
                                                                   ------------
                                                                        308,275
                                                                   ------------
                   Home Furnishings (0.1%)
    592            Bassett Furniture Industries, Inc. ..........          7,992
  1,168            Department 56, Inc.* ........................         11,534
    597            Enesco Group ................................          3,806
  1,071            Ethan Allen Interiors, Inc. .................         27,310
  1,178            Furniture Brands International,
                     Inc.* .....................................         17,449
  1,551            La-Z-Boy, Inc. ..............................         24,040
  5,144            Leggett & Platt, Inc. .......................         90,020
    318            Libbey, Inc. ................................          9,918
    809            Mikasa, Inc. ................................          7,837
  1,530            Mohawk Industries, Inc.* ....................         40,832
  7,392            Newell Rubbermaid, Inc. .....................        199,122
    627            O'Sullivan Industries Holdings, Inc.
                     (Pref.)* ..................................            313
    394            Oneida Ltd. .................................          7,141
  3,506            Shaw Industries, Inc. .......................         44,921
  1,511            Tupperware Corp. ............................         29,370
  1,274            Westpoint Stevens, Inc. .....................         15,288
                                                                   ------------
                                                                        536,893
                                                                   ------------
                   Hospital/Nursing Management (0.3%)
  2,212            Beverly Enterprises, Inc.* ..................          7,604
14,762             HCA-The Healthcare Corp. ....................        501,908
 6,392             Health Management Associates, Inc.
                     (Class A)* ................................        100,274
 1,233             LifePoint Hospitals, Inc.* ..................         32,983
 2,600             Manor Care, Inc.* ...........................         25,675
   964             NovaMed Eyecare, Inc.* ......................          5,422
 1,261             Orthodontic Centers of America,
                     Inc.* .....................................         32,628
   809             Province Healthcare Co.* ....................         34,686
 1,686             Quorum Health Group, Inc.* ..................         18,230
 1,603             Res-Care, Inc.* .............................         11,221
 8,175             Tenet Healthcare Corp.* .....................        248,827
   874             Triad Hospitals, Inc.* ......................         21,959
   774             Universal Health Services, Inc.
                     (Class B)* ................................         52,148
                                                                   ------------
                                                                      1,093,565
                                                                   ------------


    NUMBER OF
     SHARES                                                               VALUE
-------------------------------------------------------------------------------
                   Hotels/Resorts (0.2%)
   422             American Classic Voyager Co.* ...............   $      7,807
 1,037             Boca Resorts, Inc.* .........................          9,981
16,170             Carnival Corp. ..............................        302,177
 1,289             Choice Hotels International, Inc.* ..........         12,084
   446             Crestline Capital Corp.* ....................          8,669
 2,295             Extended Stay America, Inc.* ................         31,556
 9,800             Hilton Hotels Corp. .........................        100,450
   779             Marcus Corp. (The) ..........................          9,153
 6,520             Marriott International, Inc.
                     (Class A) .................................        260,800
 1,157             Prime Hospitality Corp.* ....................         10,991
 1,090             ResortQuest International, Inc.* ............          6,540
 4,706             Royal Caribbean Cruises Ltd. ................         93,532
 5,097             Starwood Hotels & Resorts
                     Worldwide, Inc. ...........................        173,935
   363             Trendwest Resorts, Inc.* ....................          6,545
   557             U.S. Franchise Systems, Inc.* ...............          2,506
 1,463             Vail Resorts, Inc.* .........................         25,968
                                                                   ------------
                                                                      1,062,694
                                                                   ------------
                   Industrial Machinery/Components (0.2%)
 1,024             Applied Power, Inc. (Class A) ...............         40,512
 7,875             Illinois Tool Works Inc. ....................        450,844
 4,287             Ingersoll-Rand Co. ..........................        168,265
   794             Kennametal, Inc. ............................         19,800
 1,077             Lincoln Electric Holdings, Inc. .............         16,290
   660             Milacron Inc. ...............................          9,487
   431             Nordson Corp. ...............................         24,351
 1,264             Presstek, Inc.* .............................         18,407
   456             Regal-Beloit Corp. ..........................          7,353
 1,274             Specialty Equipment Co., Inc.* ..............         34,716
   503             Tecumseh Products Co. .......................         17,856
   261             Tennant Co ..................................         10,652
 1,367             Thermo Fibertek, Inc.* ......................          6,493
 1,234             Wabtec Corp. ................................         12,417
   384             Woodward Governor Co. .......................         12,672
                                                                   ------------
                                                                        850,115
                                                                   ------------
                   Industrial Specialties (0.1%)
   631             Albany International Corp.
                     (Class A)* ................................          8,834
   537             Bacou USA, Inc.* ............................         12,888
   792             BMC Industries, Inc.* .......................          3,960
   895             BP Prudhoe Bay Royalty Trust ................          9,565
   540             Brady (W.H.) Co. ............................         16,436
   631             Buckeye Technologies Inc.* ..................         15,381
   469             CUNO, Inc.* .................................         14,187
 1,161             Donaldson Co., Inc. .........................         22,277


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                               VALUE
-------------------------------------------------------------------------------
  3,396            Ecolab, Inc. ................................   $    121,619
  2,371            Foamex International Inc.* ..................         16,004
    295            Ionics, Inc.* ...............................          9,034
  2,006            Lydall, Inc.* ...............................         22,317
    811            MacDermid, Inc. .............................         20,782
    700            Material Sciences Corp.* ....................          7,262
  1,186            Millipore Corp. .............................         74,570
    450            Mine Safety Appliances Co. ..................          9,984
  3,133            Omnova Solutions, Inc. ......................         19,973
    556            Research Frontiers Inc.* ....................         14,699
    516            Rogers Corp.* ...............................         18,447
    651            Spartech Corp. ..............................         17,455
    724            Symyx Technologies, Inc.* ...................         30,634
  1,076            UCAR International, Inc.* ...................         15,131
  1,246            WD-40 Co. ...................................         23,596
  1,363            Zoltek Companies, Inc.* .....................         11,330
                                                                   ------------
                                                                        536,365
                                                                   ------------
                   Insurance Brokers/Services (0.3%)
  6,726            AON Corp. ...................................        242,136
    280            Brown & Brown, Inc. .........................         13,440
    796            CCC Information Services Group,
                     Inc.* .....................................          8,656
  1,376            ChoicePoint Inc.* ...........................         59,856
  1,407            Copart, Inc.* ...............................         18,643
    189            CorVel Corp.* ...............................          5,197
  1,189            Crawford & Co. ..............................         14,788
    333            E. W. Blanch Holdings, Inc. .................          9,428
    928            Gallagher (Arthur J.) & Co. .................         45,530
    382            Hilb, Rogal & Hamilton Co. ..................         14,946
  7,120            Marsh & McLennan Companies,
                     Inc. ......................................        868,640
                                                                   ------------
                                                                      1,301,260
                                                                   ------------
                   Integrated Oil Companies (2.5%)
  2,377            Amerada Hess Corp. ..........................        143,808
 17,200            Chevron Corp. ...............................      1,358,800
 16,413            Conoco, Inc. (Class B) ......................        378,525
 91,942            Exxon Mobil Corp.* ..........................      7,355,360
  1,179            Murphy Oil Corp. ............................         71,035
  6,638            Phillips Petroleum Co. ......................        337,293
 14,495            Texaco, Inc. ................................        716,597
  6,353            Unocal Corp. ................................        192,178
                                                                  ------------
                                                                    10,553,596
                                                                  ------------
                   Internet Services (3.1%)
    449            About.com, Inc.* ............................         13,863
    677            Accrue Software, Inc.* ......................         15,656
    676            Active Software, Inc.* ......................         38,532
    848            Agency.com, Inc.* ...........................         18,285


    NUMBER OF
     SHARES                                                               VALUE
-------------------------------------------------------------------------------
 1,210             Agile Software Co.* .........................   $     66,928
   453             Akamai Technologies, Inc.* ..................         35,723
   676             Allaire Corp.* ..............................         20,861
 1,334             Alloy Online, Inc.* .........................         14,674
60,677             America Online, Inc.* .......................      3,234,843
   771             AppliedTheory Corp.* ........................          7,035
   820             AppNet, Inc.* ...............................         27,162
   347             Apropos Technology, Inc.* ...................          5,378
 6,228             Ariba, Inc.* ................................        722,059
 1,739             Art Technology Group, Inc.* .................        151,293
 1,838             ASD Systems, Inc.* ..........................          3,619
   982             AsiaInfo Holdings, Inc.* ....................         35,106
   930             Ask Jeeves, Inc.* ...........................         16,856
 9,529             At Home Corp. (Series A)* ...................        133,406
 6,433             BEA Systems, Inc.* ..........................        277,021
   511             Bluestone Software, Inc.* ...................         11,306
   553             Braun Consulting, Inc.* .....................         11,959
   878             Breakaway Solutions, Inc.* ..................         24,474
 1,219             Broadbase Software, Inc.* ...................         28,723
 6,509             BroadVision, Inc.* ..........................        235,544
   437             C-Bridge Internet Solutions, Inc.* ..........          8,385
   800             CAIS Internet, Inc.* ........................          7,637
   847             Calico Commerce, Inc.* ......................          8,311
   603             Centra Software, Inc. .......................          4,598
   878             Chordiant Software, Inc.* ...................         11,633
 1,696             Circle.com* .................................          5,300
 7,430             CMGI Inc.* ..................................        281,411
 2,219             CNET Networks, Inc.* ........................         66,431
   919             Cobalt Group, Inc. (The)* ...................          5,686
 4,056             Commerce One, Inc.* .........................        170,605
 1,648             Critical Path, Inc.* ........................         91,773
   951             CUseeMe Networks, Inc.* .....................          7,341
   605             CyberSource Corp.* ..........................          5,218
   726             Cysive, Inc.* ...............................         17,424
   893             Data Return Corp.* ..........................         22,883
   633             Digex, Inc.* ................................         39,919
   578             Digital Insight Corp.* ......................         18,099
 1,691             Digital Island, Inc.* .......................         48,511
 1,491             Digitas Inc.* ...............................         33,734
 3,098             Earthlink, Inc.* ............................         38,725
   256             EarthWeb, Inc.* .............................          2,944
   724             eGain Communications Corp.* .................          5,928
   669             Elcom International, Inc.* ..................          3,721
 1,082             eLoyalty Corp.* .............................         16,061
 4,576             Engage Technologies, Inc.* ..................         41,756
   726             eXcelon Corp.* ..............................          4,311
10,808             Exodus Communications, Inc.* ................        480,281
   474             Extensity, Inc.* ............................          7,673


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                         VALUE
-------------------------------------------------------------------------------
  533              F5 Networks, Inc.* ....................   $     24,085
  819              FirePond, Inc.* .......................         17,199
1,484              Go.com, Inc.* .........................         15,860
  997              Go2Net, Inc.* .........................         58,885
1,286              GoTo.com, Inc.* .......................         20,737
  836              GraphOn Corp.* ........................          4,180
  752              HearMe Inc.* ..........................          2,914
1,293              High Speed Access Corp.* ..............          6,627
2,784              iBEAM Broadcacting Corp.* .............         34,278
  512              iManage, Inc.* ........................          4,928
  296              Inforte Corp.* ........................         14,356
6,015              InfoSpace.com, Inc.* ..................        203,006
2,917              Inktomi Corp.* ........................        312,119
1,243              Interliant, Inc.* .....................         21,131
2,978              Internap Network Services Corp.* ......        101,578
  736              Internet Capital Group, Inc.* .........         24,886
1,095              Internet Security Systems, Inc.* ......         80,893
  633              Internet.com Corp.* ...................         12,027
2,145              Intertrust Technologies Corp.* ........         31,237
  687              InterWorld Corp.* .....................         15,028
1,264              Interwoven, Inc.* .....................         81,607
1,007              ITXC Corp.* ...........................         18,252
  745              iVillage Inc.* ........................          4,819
  762              JFAX.COM, Inc.* .......................          1,953
  975              Juno Online Services, Inc.* ...........          8,836
2,362              Kana Communications, Inc.* ............         86,804
  652              Keynote Systems, Inc.* ................         24,735
  949              Lante Corp.* ..........................         17,972
2,362              Liberate Technologies, Inc.* ..........         54,178
  342              Lionbridge Technologies, Inc.* ........          2,651
  407              Liquid Audio, Inc.* ...................          3,765
2,304              LookSmart, Ltd.* ......................         42,048
  570              Luminant Worldwide Corp.* .............          4,631
2,881              Lycos, Inc.* ..........................        174,661
1,040              Mail.com, Inc.* .......................          8,288
1,097              MatrixOne, Inc.* ......................         50,188
  469              Media Metrix, Inc.* ...................         12,194
1,192              MessageMedia, Inc.* ...................          4,172
  796              N2H2, Inc.* ...........................          2,438
1,340              National Information Consortium,
                   Inc.* .................................         10,385
1,473              NaviSite, Inc.* .......................         59,749
  423              NBC Internet, Inc. (Class A)* .........          4,362
  588              Net Perceptions, Inc.* ................          7,056
  505              Netegrity, Inc.* ......................         39,895
1,435              NetManage, Inc.* ......................          3,722
  687              NetObjects, Inc.* .....................          2,898
1,340              Network Commerce Inc.* ................          8,961


    NUMBER OF
     SHARES                                                         VALUE
-------------------------------------------------------------------------------
  434              Netzee, Inc.* .........................   $      2,685
2,644              Netzero, Inc.* ........................         13,964
1,699              OneMain.com, Inc.* ....................         16,990
1,107              Open Market, Inc.* ....................          7,265
  312              OpenTV Corp.* .........................         15,360
1,257              Optio Software, Inc.* .................          5,657
2,295              Organic, Inc.* ........................         22,807
1,079              Pfsweb Inc.* ..........................          4,653
  374              Pilot Network Services, Inc.* .........          4,628
4,214              Portal Software, Inc.* ................        212,214
  398              Preview Systems, Inc.* ................          4,129
1,617              Prodigy Communications Corp.
                     (Class A)* ..........................         12,936
1,408              Proxicom, Inc.* .......................         58,168
4,929              PSINet, Inc.* .........................         85,949
2,235              Quest Software, Inc.* .................        105,604
  842              Quintus Corp.* ........................          9,999
1,523              Ramp Networks, Inc.* ..................          8,472
1,302              Rare Medium Group, Inc.* ..............         16,356
4,045              RealNetworks, Inc.* ...................        171,660
1,148              Retek, Inc.* ..........................         35,301
  377              RoweCom, Inc.* ........................          1,673
1,337              S1 Corp.* .............................         34,010
2,435              SAVVIS Communications Corp.* ..........         29,829
1,851              Scient Corp.* .........................         86,303
  479              SilverStream Software, Inc.* ..........         18,262
  413              Softnet Systems, Inc.* ................          3,407
1,784              Software Technologies Corp.* ..........         47,499
1,247              Software.com, Inc.* ...................        125,791
  666              SonicWall, Inc.* ......................         57,776
1,704              StarMedia Network, Inc.* ..............         25,773
1,067              Talk City, Inc.* ......................          1,667
  706              theglobe.com, Inc.* ...................          1,169
  640              Tumbleweed Communications
                     Corp.* ..............................         28,800
2,088              Verio Inc.* ...........................        113,666
5,064              VeriSign, Inc.* .......................        803,594
2,143              VerticalNet, Inc.* ....................        102,328
1,277              VIA NET.WORKS, Inc.* ..................         21,390
  341              Viador Inc.* ..........................          3,623
1,237              Viant Corp.* ..........................         40,821
  662              Vicinity Corp.* .......................         13,157
5,903              Vignette Corp.* .......................        199,964
3,328              Vitria Technology, Inc.* ..............        157,248
1,003              Voyager.net, Inc.* ....................          7,773
  660              WatchGuard Technologies, Inc.* ........         32,381
  311              Webb Interactive Services, Inc.* ......          3,100
  789              webMethods, Inc.* .....................         91,130


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
   643             WebTrends Corp.* .........................   $     19,330
   985             Women.com Networks, Inc.* ................          4,063
   512             WorldGate Communications, Inc.* ..........         12,288
 1,193             Xpedior Inc.* ............................         15,584
14,348             Yahoo! Inc.* .............................      1,846,408
   386             ZixIt Corp. ..............................         16,309
                                                                ------------
                                                                  13,134,692
                                                                ------------
                   Investment Bankers/Brokers/
                   Services (1.7%)
   207             Advest Group, Inc.* ......................          5,421
 4,576             AmeriTrade Holding Corp.
                     (Class A)* .............................         58,630
 3,007             Bear Stearns Companies, Inc. .............        162,002
   315             Dain Rauscher Corp. ......................         21,361
 3,338             Donaldson, Lufkin & Jenrette, Inc. .......        172,116
 7,577             E*TRADE Group, Inc.* .....................        113,655
 2,324             Edwards (A.G.), Inc. .....................        122,882
   208             eSPEED, Inc (Class A)* ...................          6,370
   577             First Albany Companies Inc.* .............         11,504
   253             GlobalNet Financial.com, Inc.* ...........          3,953
 1,929             Goldman Sachs Group, Inc. (The) ..........        190,850
   783             Investment Technology Group, Inc..........         38,073
   764             Investors Financial Services Corp. .......         29,319
   450             Jefferies Group, Inc. ....................         12,038
 3,204             Knight Trading Group, Inc.* ..............         85,106
 1,066             LaBranche & Co., Inc.* ...................         21,720
 1,646             Legg Mason, Inc. .........................         85,592
 3,145             Lehman Brothers Holdings, Inc. ...........        353,419
10,244             Merrill Lynch & Co., Inc. ................      1,324,037
   572             Morgan Keegan, Inc. ......................         11,369
29,861             Morgan Stanley Dean Witter & Co.
                     (Note 4) ...............................      2,724,816
   429             National Discount Brokers Group,
                     Inc.* ..................................         14,130
 3,740             Paine Webber Group, Inc. .................        258,995
 1,129             Raymond James Financial, Inc. ............         28,225
35,964             Schwab (Charles) Corp. ...................      1,299,200
 2,159             Siebert Financial Corp. ..................         15,248
   418             Southwest Securities Group, Inc. .........         11,521
 7,281             TD Waterhouse Group, Inc.* ...............        132,878
   730             Tucker Anthony Sutro Corp. ...............         12,501
   558             Web Street, Inc.* ........................          1,360
   459             Wit Soundview Group, Inc.* ...............          3,858
                                                                ------------
                                                                   7,332,149
                                                                ------------
                   Investment Managers (0.3%)
   276             Acacia Research Corp.* ...................          7,866
   556             Affiliated Managers Group, Inc.* .........         26,375


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
 4,520             Alliance Capital Management
                     Holding L.P.* ..........................   $    215,548
   905             Eaton Vance Corp. ........................         46,890
 3,133             Federated Investors, Inc. (Class B) ......         82,045
 6,517             Franklin Resources, Inc. .................        233,797
   816             John Nuveen Co. (The) (Class A) ..........         36,465
 1,261             Neuberger Berman Inc. ....................         62,577
 1,161             Nvest, L.P. ..............................         45,061
 2,235             Phoenix Investment Partners, Ltd. ........         32,268
   695             Pioneer Group, Inc. (The)* ...............         29,711
 3,136             Price (T.) Rowe Associates, Inc. .........        128,184
 5,794             Stillwell Financial, Inc.* ...............        255,298
 1,399             United Asset Management Corp. ............         33,663
 2,152             Waddell & Reed Financial, Inc.
                     (Class A) ..............................         70,478
                                                                ------------
                                                                   1,306,226
                                                                ------------
                   Life Insurance (0.3%)
 6,476             American General Corp. ...................        431,868
   668             American National Insurance Co. ..........         41,291
   453             Amerus Life Holdings, Inc. ...............         10,362
   479             Delphi Financial Group, Inc.
                     (Class A)* .............................         18,442
 1,673             FBL Financial Group, Inc.
                     (Class A) ..............................         22,586
 1,011             Great American Financial
                     Resources, Inc. ........................         17,693
 2,745             Jefferson-Pilot Corp. ....................        167,445
   249             Kansas City Life Insurance Co. ...........          7,120
   490             Liberty (Corp.) (The) ....................         17,854
 5,123             Lincoln National Corp. ...................        223,491
 5,294             MetLife, Inc.* ...........................        111,174
   327             National Western Life Insurance Co.
                     (Class A)* .............................         24,035
   555             Presidential Life Corp. ..................          8,013
 1,627             Protective Life Corp. ....................         44,132
 1,306             Reinsurance Group of America, Inc.                 41,547
 2,326             ReliaStar Financial Corp. ................        123,714
 1,192             The MONY Group Inc. ......................         42,614
 3,447             Torchmark Corp. ..........................         85,744
                                                                ------------
                                                                   1,439,125
                                                                ------------
                   Major Banks (3.1%)
44,742             Bank of America Corp. ....................      2,119,652
19,479             Bank of New York Co., Inc. ...............        911,861
30,058             Bank One Corp. ...........................        956,220
10,235             BB&T Corp. ...............................        255,235
32,665             Chase Manhattan Corp. (The) ..............      1,623,042
 4,099             Comerica, Inc. ...........................        209,049


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                             VALUE
-------------------------------------------------------------------------------
  25,887           First Union Corp. .........................   $    668,208
  23,995           FleetBoston Financial Corp. ...............        859,321
   6,599           Huntington Bancshares, Inc. ...............        103,520
  11,723           KeyCorp ...................................        205,885
  13,331           Mellon Financial Corp. ....................        502,412
   4,538           Morgan (J.P.) & Co., Inc.* ................        605,823
  16,159           National City Corp. .......................        286,822
   7,705           PNC Bank Corp. ............................        391,992
   3,558           Popular, Inc. .............................         77,387
   4,398           SouthTrust Corp. ..........................        108,301
   4,193           State Street Corp. ........................        420,872
   4,580           Summit Bancorp. ...........................        112,496
   8,386           SunTrust Banks, Inc. ......................        401,480
  19,745           U.S. Bancorp ..............................        378,857
   4,257           UnionBanCal Corp. .........................         80,883
   5,314           Wachovia Corp. ............................        292,270
  44,213           Wells Fargo & Co. .........................      1,826,508
                                                                 ------------
                                                                   13,398,096
                                                                 ------------
                   Major Chemicals (0.5%)
  17,855           Dow Chemical Co. (The) ....................        513,331
  27,661           Du Pont (E.I.) de Nemours & Co.,
                     Inc. ....................................      1,253,389
   2,050           Eastman Chemical Co. ......................         96,094
   2,683           Hercules Inc. .............................         40,077
   5,737           Rohm & Haas Co. ...........................        149,162
   2,779           Solutia, Inc. .............................         39,774
   3,508           Union Carbide Corp. .......................        157,202
                                                                 ------------
                                                                    2,249,029
                                                                 ------------
                   Major Pharmaceuticals (6.5%)
  40,923           Abbott Laboratories .......................      1,703,420
  34,446           American Home Products Corp. ..............      1,827,791
  51,989           Bristol-Myers Squibb Co. ..................      2,579,954
  36,736           Johnson & Johnson .........................      3,418,744
  29,828           Lilly (Eli) & Co. .........................      3,098,384
  61,260           Merck & Co., Inc. .........................      4,391,576
166,249            Pfizer Inc. ...............................      7,169,488
 33,525            Pharmacia Corp. ...........................      1,835,494
 38,669            Schering-Plough Corp. .....................      1,670,017
                                                                 ------------
                                                                   27,694,868
                                                                 ------------
                   Major U.S. Telecommunications (3.9%)
  8,228            ALLTEL Corp. ..............................        507,051
 98,981            AT&T Corp. ................................      3,062,225
 49,694            BellSouth Corp. ...........................      1,978,442
 89,845            SBC Communications, Inc. ..................      3,824,028
 23,153            Sprint Corp. (FON Group) ..................        824,826


    NUMBER OF
     SHARES                                                             VALUE
-------------------------------------------------------------------------------
 71,768            Verizon Communications ....................   $  3,373,096
 75,618            WorldCom, Inc.* ...........................      2,953,828
                                                                 ------------
                                                                   16,523,496
                                                                 ------------
                   Managed Health Care (0.4%)
  3,776            Aetna Inc. ................................        209,568
  1,074            AmeriPath, Inc.* ..........................         13,626
  5,233            Caremark Rx, Inc.* ........................         44,153
  4,692            CIGNA Corp. ...............................        468,614
  1,053            Coventry Health Care, Inc.* ...............         17,638
  1,238            First Health Group Corp.* .................         37,914
  3,085            Foundation Health Systems Inc.
                     (Class A)* ..............................         44,925
  4,227            Humana, Inc.* .............................         30,910
  1,285            Magellan Health Services, Inc.* ...........          2,088
  1,044            Mid Atlantic Medical Services,
                     Inc.* ...................................         14,355
  2,057            Oxford Health Plans, Inc.* ................         49,239
  1,142            PacifiCare Health Systems, Inc.* ..........         74,230
    831            Sierra Health Services, Inc.* .............          2,649
    991            Trigon Healthcare, Inc.* ..................         52,523
  4,449            UnitedHealth Group Inc. ...................        363,984
  1,668            Wellpoint Health Networks, Inc.* ..........        145,429
                                                                 ------------
                                                                    1,571,845
                                                                 ------------
                   Marine Transportation (0.0%)
  1,130            Alexander & Baldwin, Inc. .................         28,462
    476            Kirby Corp.* ..............................         10,621
    850            Overseas Shipholding Group, Inc. ..........         19,338
    472            SEACOR Holdings, Inc.* ....................         18,821
  1,458            Tidewater, Inc. ...........................         46,838
                                                                 ------------
                                                                      124,080
                                                                 ------------
                   Meat/Poultry/Fish (0.1%)
 12,906            ConAgra, Inc. .............................        263,766
    934            Dean Foods Co. ............................         32,515
  3,656            Hormel Foods Corp. ........................         59,182
  2,689            IBP, Inc. .................................         38,822
    387            Michael Foods, Inc. .......................          9,288
  1,090            Pilgrim's Pride Corp. (Class B) ...........          7,903
     40            Seaboard Corp. ............................          8,160
  1,424            Smithfield Foods, Inc.* ...................         40,495
  5,792            Tyson Foods, Inc. (Class A) ...............         54,300
                                                                 ------------
                                                                      514,431
                                                                 ------------
                   Media Conglomerates (1.8%)
 54,878            Disney (Walt) Co. (The) ...................      2,123,093
  4,627            Fox Entertainment Group, Inc.
                     (Series A)* .............................        141,702


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
34,751             Time Warner Inc. .........................   $  2,664,967
40,278             Viacom, Inc. (Class B)
                   (Non-Voting)* ............................      2,670,935
                                                                ------------
                                                                   7,600,697
                                                                ------------
                   Medical Equipment & Supplies (0.4%)
   760             Acuson Corp.* ............................          9,358
 1,688             ADAC Laboratories* .......................         33,444
   557             Cyberonics Inc.* .........................          7,520
   271             Datascope Corp. ..........................         10,230
 1,332             DENTSPLY International, Inc. .............         45,038
 2,248             Eclipse Surgical Technologies, Inc.*......          8,852
 3,799             Imatron Inc.* ............................          9,498
 2,164             LaserSight, Inc.* ........................          7,845
31,612             Medtronic, Inc. ..........................      1,614,188
 2,032             Sunrise Technology International,
                     Inc.* ..................................         14,097
 1,406             Thermo Cardiosystems, Inc.* ..............         13,357
 1,623             VISX, Inc.* ..............................         40,879
   591             Zoll Medical Corp.* ......................         24,009
                                                                ------------
                                                                   1,838,315
                                                                ------------
                   Medical Specialties (0.9%)
   201             ABIOMED, Inc.* ...........................          7,990
 2,677             ALZA Corp.* ..............................        173,336
   646             Aradigm Corp.* ...........................          9,771
   871             ArQule, Inc.* ............................         15,896
   545             Arrow International, Inc. ................         18,598
   572             ArthroCare Corp.* ........................         20,771
   413             Aspect Medical Systems, Inc.* ............          8,931
   414             ATS Medical, Inc.* .......................          5,511
 1,342             Bard (C.R.), Inc. ........................         67,184
 1,456             Bausch & Lomb, Inc. ......................         90,545
 7,739             Baxter International, Inc. ...............        601,707
   733             Beckman Coulter, Inc. ....................         48,836
 6,593             Becton, Dickinson & Co. ..................        166,473
   351             Bio-Rad Laboratories, Inc.
                     (Class A)* .............................          8,292
   580             Biomatrix, Inc.* .........................         12,071
 3,125             Biomet, Inc. .............................        139,844
   940             Biopure Corp.* ...........................         16,450
   687             Biosite Diagnostics Inc.* ................         32,718
10,869             Boston Scientific Corp.* .................        180,018
   425             Cerus Corp.* .............................         23,800
   737             ChromaVision Medical Systems,
                     Inc.* ..................................         10,226
   310             Closure Medical Corp.* ...................          6,316
   362             CONMED Corp.* ............................          4,842
   318             Cooper Companies, Inc. ...................         11,170


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
   831             Cygnus, Inc.* ............................   $      7,557
   961             Cytyc Corp.* .............................         46,128
   364             Diagnostic Products Corp. ................         14,560
 1,672             Diametrics Medical, Inc.* ................         11,495
   400             Digene Corp.* ............................         14,000
 1,468             Edwards Lifesciences Corp.* ..............         32,021
 8,055             Guidant Corp.* ...........................        454,101
   618             Haemonetics Corp.* .......................         14,137
 1,652             Hillenbrand Industries, Inc. .............         52,864
   364             I-STAT Corp.* ............................          6,825
   396             IGEN International, Inc.* ................          7,475
   471             INAMED Corp.* ............................         15,484
   548             Inhale Therapeutic Systems, Inc.* ........         44,491
   756             Invacare Corp. ...........................         17,483
   864             KeraVision, Inc.* ........................          2,457
   512             KV Pharmaceutical Co. (Class A)* .........         15,264
   278             Lifecore Biomedical, Inc.* ...............          2,068
   936             LJL Biosystems, Inc.* ....................         21,645
   283             Lynx Therapeutics, Inc.* .................          9,693
 1,755             Mallinckrodt, Inc. .......................         80,291
   615             Mentor Corp. .............................         11,070
   815             MiniMed, Inc.* ...........................        102,741
   323             Molecular Devices Corp.* .................         25,356
   537             Novoste Corp.* ...........................         31,280
   526             Ocular Sciences, Inc.* ...................          6,345
   645             Osteotech, Inc.* .........................          6,450
 3,250             Pall Corp. ...............................         67,438
 5,502             PE Corporation-PE Biosystems
                     Group ..................................        479,706
   750             ResMed, Inc.* ............................         20,813
 1,082             Respironics, Inc.* .......................         18,462
   482             Scott Technologies, Inc.* ................          9,279
   349             SonoSite, Inc.* ..........................         10,470
 2,205             St. Jude Medical, Inc.* ..................         90,956
   703             Staar Surgical Co.* ......................          9,886
 1,610             STERIS Corp.* ............................         14,490
 5,083             Stryker Corp. ............................        218,251
   490             SurModics, Inc.* .........................         21,805
 2,728             Sybron International Corp.* ..............         56,777
   531             Techne Corp.* ............................         53,034
 4,250             Techniclone Corp. ........................         11,953
 1,241             Thoratec Laboratories Corp.* .............         19,236
   770             Varian Medical Systems, Inc.* ............         33,110
   621             Ventana Medical Systems, Inc.* ...........         12,769
   494             Vital Signs, Inc. ........................          7,997
   405             Wesley Jessen VisionCare, Inc.* ..........         14,985


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
    268            West Pharmaceutical Services, Inc.......   $      5,528
    437            Xceed, Inc.* ...........................          3,523
                                                              ------------
                                                                 3,915,045
                                                              ------------
                   Medical/Dental Distributors (0.3%)
  1,291            AmeriSource Health Corp.
                     (Class A)* ...........................         45,104
  1,665            Andrx Corp.* ...........................        129,974
  3,202            Bergin Brunswig Corp. (Class A) ........         28,018
    660            Bindley Western Industries, Inc. .......         17,366
  7,372            Cardinal Health, Inc. ..................        541,842
    725            Henry Schein, Inc.* ....................         10,195
  7,384            McKesson HBOC, Inc. ....................        179,524
  1,458            Neoforma.com, Inc.* ....................          6,197
    885            Owens & Minor, Inc. ....................         14,160
  1,700            Patterson Dental Co.* ..................         45,050
    354            PolyMedica Industries, Inc.* ...........         13,397
    552            Priority Healthcare Corp.* .............         29,601
  1,692            PSS World Medical, Inc.* ...............         10,152
    615            SciQuest.com, Inc.* ....................          6,015
    883            Syncor International Corp.* ............         64,018
                                                              ------------
                                                                 1,140,613
                                                              ------------
                   Medical/Nursing Services (0.1%)
  1,242            Apria Healthcare Group, Inc.* ..........         18,552
    987            Cyber-Care, Inc.* ......................          6,878
    485            Gentiva Health Services, Inc.* .........          3,850
    684            Hanger Orthopedic Group, Inc.* .........          2,779
10,123             Healthsouth Corp.* .....................         60,105
 1,632             Hooper Holmes, Inc. ....................         19,992
   675             InfoCure Corp.* ........................          3,354
 2,051             Laser Vision Centers, Inc.* ............         10,608
 4,956             LCA-Vision, Inc.* ......................         12,855
 1,363             Lincare Holdings, Inc.* ................         36,460
 1,600             Matria Healthcare, Inc.* ...............          5,900
   684             Pediatrix Medical Group, Inc.* .........         10,517
 1,941             PhyCor, Inc.* ..........................          1,092
 1,170             Renal Care Group, Inc.* ................         27,129
 5,029             Total Renal Care Holdings, Inc.* .......         38,346
                                                              ------------
                                                                   258,417
                                                              ------------
                   Metals Fabrications (0.1%)
   687             ABC-NACO, Inc.* ........................          4,508
   332             Commercial Metals Co. ..................          9,753
 1,090             Fairchild Corp. (Class A)* .............          6,336
 2,442             General Cable Corp. ....................         21,062
   463             Gibraltar Steel Corp. ..................          7,090
 1,013             Harsco Corp. ...........................         29,377
 4,103             Hexcel Corp.* ..........................         58,724


    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
   901             Intermet Corp. .........................   $      6,532
   735             Kaydon Corp. ...........................         15,389
   543             Maverick Tube Corp.* ...................         12,387
 2,954             Metals USA, Inc. .......................         12,739
   264             Mobile Mini, Inc.* .....................          5,066
   917             Mueller Industries, Inc.* ..............         26,650
   162             Penn Engineering & Manufacturing
                     Corp. ................................          5,498
   645             Precision Castparts Corp. ..............         41,240
   432             Shaw Group Inc.* .......................         20,358
   254             SPS Technologies, Inc.* ................         11,398
 1,623             Timken Co. (The) .......................         28,910
 1,118             Tower Automotive, Inc.* ................         13,626
   588             Wolverine Tube, Inc.* ..................         10,217
                                                              ------------
                                                                   346,860
                                                              ------------
                   Mid-Sized Banks (0.7%)
10,250             AmSouth Bancorporation .................        172,328
 1,840             BancWest Corp. .........................         33,925
 1,584             Commerce Bancshares, Inc. ..............         51,975
 2,979             Compass Bancshares, Inc. ...............         54,181
12,137             Fifth Third Bancorp ....................        501,389
   303             First Citizens BancShares, Inc.
                     (Class A) ............................         18,483
 5,130             First Security Corp. ...................         73,744
 3,417             First Tennessee National Corp. .........         62,360
 1,302             First Virginia Banks, Inc. .............         51,673
25,689             Firstar Corp. ..........................        507,358
 4,202             Hibernia Corp. (Class A) ...............         45,959
   240             M&T Bank Corp. .........................        113,385
 2,791             Marshall & Ilsley Corp. ................        126,293
 1,807             Mercantile Bankshares Corp. ............         57,485
 5,834             Northern Trust Corp. ...................        436,821
 3,647             Old Kent Financial Corp. ...............         98,013
 2,025             Pacific Century Financial Corp. ........         28,223
 5,730             Regions Financial Corp. ................        114,242
 1,189             South Financial Group, Inc. (The) ......         16,869
 7,333             Synovus Financial Corp. ................        131,994
 2,174             TCF Financial Corp. ....................         63,997
   545             UMB Financial Corp. ....................         19,075
 3,696             Union Planters Corp. ...................        106,029
                                                              ------------
                                                                 2,885,801
                                                              ------------
                   Military/Gov't/Technical (0.3%)
   858             Aeroflex Inc.* .........................         24,560
   283             Alliant Techsystems, Inc.* .............         20,022
   414             Cubic Corp. ............................          8,228
 1,036             ESCO Technologies Inc.* ................         19,684
 1,227             FLIR Systems, Inc.* ....................          9,509


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
     327           FuelCell Energy, Inc.* ..................   $     24,137
   5,267           General Dynamics Corp. ..................        297,256
  18,075           General Motors Corp. (Class H)* .........        467,691
     581           Integral Systems, Inc.* .................          9,296
   1,193           Litton Industries, Inc.* ................         58,979
   7,756           Loral Space & Communications
                     Ltd.* .................................         40,234
     229           Microvision, Inc.* ......................          8,473
     787           Newport News Shipbuilding Inc. ..........         31,775
   1,252           PerkinElmer, Inc. .......................         80,050
     461           Primex Technologies, Inc. ...............         10,632
   8,870           Raytheon Co. (Class B) ..................        215,098
   1,143           REMEC, Inc.* ............................         29,254
     507           SatCon Technology Corp.* ................         13,911
     364           SBS Technologies, Inc.* .................         14,560
     585           The Kroll-O'Gara Co.* ...................          3,053
     519           ThermoTrex Corp.* .......................          5,839
   1,501           Titan Corp. (The)* ......................         44,561
     356           UTL Holdings Corp.* .....................         16,955
                                                               ------------
                                                                  1,453,757
                                                               ------------
                   Motor Vehicles (0.6%)
  31,834           Ford Motor Co. ..........................      1,482,271
  16,153           General Motors Corp. ....................        919,711
   7,932           Harley-Davidson, Inc. ...................        355,949
                                                               ------------
                                                                  2,757,931
                                                               ------------
                   Movies/Entertainment (0.1%)
   2,391           AMC Entertainment, Inc.* ................          7,173
   6,635           AMF Bowling, Inc.* ......................          4,976
   1,362           Cedar Fair, L.P. ........................         24,261
   1,124           Championship Auto Racing Teams,
                     Inc.* .................................         28,030
     788           Gaylord Entertainment Co.* ..............         19,552
     311           GC Companies, Inc.* .....................          5,365
   1,392           International Speedway Corp.
                     (Class A) .............................         44,283
     893           Launch Media, Inc.* .....................          6,139
   2,458           Learn2.com Inc.* ........................          5,531
     698           Liberty Digital, Inc. (Class A)* ........         19,021
     255           Liberty Livewire Corp. (Class A)* .......         13,898
   4,815           Loews Cineplex Entertainment
                     Corp.* ................................         14,144
   5,282           Metro-Goldwyn-Mayer Inc.* ...............        132,380
     826           Musicmaker.com, Inc.* ...................          1,162
     539           On Command Corp.* .......................          6,603
   1,233           Pixar, Inc.* ............................         41,228
   1,203           Quokka Sports, Inc.* ....................          8,496


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
   1,684           SFX Entertainment, Inc.
                     (Class A)* ............................   $     77,464
   1,974           Six Flags, Inc.* ........................         29,980
   1,050           Speedway Motorsports, Inc.* .............         24,150
     594           SportsLine USA, Inc.* ...................          9,356
     898           TiVo Inc.* ..............................         19,868
     232           World Wrestling Federation
                     Entertainment, Inc.* ..................          4,930
     418           YouthStream Media Networks,
                     Inc.* .................................          1,568
                                                               ------------
                                                                    549,558
                                                               ------------
                   Multi-Line Insurance (1.6%)
  21,108           Allstate Corp. ..........................        581,789
  61,065           American International Group, Inc. ......      5,354,637
   4,804           CNA Financial Corp.* ....................        185,254
   5,808           Hartford Financial Services Group,
                     Inc. ..................................        373,164
     931           Horace Mann Educators Corp. .............         12,976
     628           Nationwide Financial Services, Inc.
                     (Class A) .............................         23,079
   3,407           Safeco Corp. ............................         78,574
   1,825           Unitrin, Inc. ...........................         51,556
     432           Zenith National Insurance Corp. .........         10,152
                                                               ------------
                                                                  6,671,181
                                                               ------------
                   Multi-Sector Companies (3.3%)
     950           Ampal-American Israel Corp.
                     (Class A)* ............................         13,359
   1,662           Crane Co. ...............................         36,564
     812           Fidelity Holdings, Inc.* ................          1,446
   4,300           Fortune Brands, Inc. ....................         96,750
261,301            General Electric Co.** ..................     13,440,670
  2,333            Kaman Corp. .............................         29,163
  1,010            Lancaster Colony Corp. ..................         23,735
  1,158            McDermott International, Inc.* ..........          8,613
  1,209            Pittston Brink's Group ..................         14,508
  2,197            St. Joe Co. (The) .......................         65,361
  3,898            Textron, Inc. ...........................        222,430
  2,683            Tyler Technologies, Inc.* ...............          6,875
  2,891            Valhi, Inc. .............................         31,620
    903            Walter Industries, Inc. .................          9,877
    227            Wesco Financial Corp. ...................         51,302
                                                               ------------
                                                                 14,052,273
                                                               ------------
                   Mutual Funds (0.0%)
    425            Winfield Capital Corp.* .................          5,020
                                                               ------------


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
                   Natural Gas (0.2%)
  1,493            AGL Resources, Inc. ......................   $     26,967
    741            Atmos Energy Corp. .......................         15,283
  1,337            Cascade Natural Gas Corp. ................         22,061
    268            CTG Resources, Inc. ......................          9,966
    682            Eastern Enterprises ......................         42,710
    532            Energen Corp. ............................         11,970
    242            EnergyNorth, Inc. ........................         14,535
    834            Equitable Resources, Inc. ................         43,420
  3,508            KeySpan Corp. ............................        111,379
  2,950            Kinder Morgan, Inc. ......................        100,300
    437            Laclede Gas Co. ..........................          8,658
  2,245            MCN Energy Group Inc. ....................         48,548
  1,603            MDU Resources Group, Inc. ................         37,270
  1,024            National Fuel Gas Co. ....................         50,496
    418            New Jersey Resources Corp. ...............         16,720
  1,187            Nicor Inc. ...............................         41,174
    539            Northwest Natural Gas Co. ................         12,464
    377            NUI Corp. ................................         10,627
    754            ONEOK, Inc. ..............................         20,122
    895            Peoples Energy Corp. .....................         28,360
    820            Piedmont Natural Gas Co. .................         23,268
    573            Providence Energy Corp. ..................         24,173
  2,080            Questar Corp. ............................         40,560
  1,070            SEMCO ENERGY, Inc. .......................         15,716
  5,734            Sempra Energy ............................        107,513
    355            South Jersey Industries, Inc. ............          9,607
  1,214            Southern Union Co.* ......................         20,942
    736            Southwest Gas Corp. ......................         13,248
  1,122            Southwestern Energy Co. ..................          8,275
    757            UGI Corp. ................................         16,985
  1,607            Vectren Corp. ............................         28,323
  1,173            Washington Gas Light Co. .................         28,885
                                                                ------------
                                                                   1,010,525
                                                                ------------
                   Newspapers (0.4%)
  3,104            Belo (A.H.) Corp. (Series A) .............         59,946
    857            Central Newspapers, Inc.
                     (Class A) ..............................         54,848
  2,354            Dow Jones & Co., Inc. ....................        155,217
  7,306            Gannett Co., Inc. ........................        393,611
  2,723            Hollinger International, Inc.
                     (Class A) ..............................         44,249
  1,174            Journal Register Co.* ....................         20,545
  2,118            Knight-Ridder, Inc. ......................        110,401
  1,158            Lee Enterprises, Inc. ....................         30,687
  1,134            McClatchy Co. (The) (Class A) ............         38,485
    671            Media General, Inc. (Class A) ............         33,550


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
  4,488            New York Times Co. (The)
                     (Class A) ..............................   $    184,850
    211            Pulitzer, Inc. ...........................          8,625
  2,047            Scripps (E.W.) Co. .......................        101,071
10,158             Tribune Co. ..............................        330,135
   279             Washington Post Co. (The)
                     (Class B) ..............................        133,920
                                                                ------------
                                                                   1,700,140
                                                                ------------
                   Office Equipment/Supplies (0.2%)
   590             Anacomp Inc.* ............................          1,180
 2,953             Avery Dennison Corp. .....................        160,200
 1,807             Diebold, Inc. ............................         51,161
   448             General Binding Corp.* ...................          4,004
 1,582             Hon Industries, Inc. .....................         42,220
 5,212             Interface, Inc. ..........................         26,712
   962             Kimball International, Inc.
                     (Class B) ..............................         14,550
 2,019             Miller (Herman), Inc. ....................         63,346
 6,952             Pitney Bowes, Inc. .......................        240,713
 2,084             Steelcase, Inc. (Class A) ................         35,428
17,409             Xerox Corp. ..............................        258,959
                                                                ------------
                                                                     898,473

                                                                ------------
                   Office/Plant Automation (0.0%)
   491             Brooktrout, Inc.* ........................         14,853
 1,055             ePresence, Inc.* .........................          6,594
 1,639             General DataComm Industries,
                   Inc.* ....................................          7,376
 1,106             Hypercom Corp.* ..........................         10,369
   864             InterVoice-Brite, Inc.* ..................          5,508
   301             Kronos, Inc.* ............................         10,309
   980             Manugistics Group, Inc.* .................         54,390
   789             NYFIX, Inc.* .............................         29,785
   799             Radiant Systems, Inc.* ...................         14,881
 1,249             Telxon Corp.* ............................         22,794
 1,395             Unova, Inc.* .............................         11,073
                                                                ------------
                                                                     187,932
                                                                ------------
                   Oil & Gas Production (0.5%)
 6,348             Anardarko Petroleum Corp. ................        303,465
 2,990             Apache Corp. .............................        148,753
   854             Barrett Resources Corp.* .................         23,752
   450             Basin Exploration, Inc.* .................          7,144
 1,446             Belco Oil & Gas Corp.* ...................         12,020
   671             Berry Petroleum Co. (Class A) ............         12,204
   606             Brown (Tom), Inc.* .......................         11,666
 5,700             Burlington Resources, Inc. ...............        185,963
   557             Cabot Oil & Gas Corp. (Class A) ..........         10,305
 8,434             Chesapeake Energy Corp.* .................         48,496


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
  2,754            Cross Timbers Oil Co. ...................   $     45,269
  2,248            Devon Energy Corp. ......................        102,846
  3,177            EOG Resources, Inc. .....................         93,920
  1,236            Evergreen Resources, Inc.* ..............         33,836
  1,403            Forest Oil Corp.* .......................         18,064
    464            Houston Exploration Co. (The)* ..........         10,208
    568            HS Resources, Inc.* .....................         15,691
    923            Hugoton Royalty Trust ...................         10,961
  2,502            Kerr-McGee Corp. ........................        137,297
  1,055            Louis Dreyfus Natural Gas Corp.* ........         27,430
    442            McMoRan Exploration Co.* ................          5,304
  1,904            Meridian Resource Corp. (The)* ..........          9,044
  1,239            Mitchell Energy & Development
                     Corp. (Class A) .......................         39,493
  1,050            Newfield Exploration Co.* ...............         35,766
  1,495            Noble Affiliates, Inc. ..................         44,850
    555            Nuevo Energy Co.* .......................          8,464
  9,634            Occidental Petroleum Corp. ..............        195,089
  4,373            Ocean Energy, Inc.* .....................         53,023
  1,639            Patina Oil & Gas Corp. ..................         27,658
    414            Pennaco Energy, Inc.* ...................          5,020
  2,630            Pioneer Natural Resources Co.* ..........         28,273
  1,717            Plains Resources, Inc.* .................         25,326
  1,014            Pogo Producing Co. ......................         20,153
  4,833            Santa Fe Snyder Corp.* ..................         48,330
  1,441            Spinnaker Exploration Co.* ..............         35,935
    390            St. Mary Land & Exploration Co. .........         11,676
    462            Stone Energy Corp.* .....................         22,176
    730            Swift Energy Co.* .......................         16,014
  2,388            Transmontaigne, Inc.* ...................         12,836
  2,758            Unit Corp.* .............................         34,475
  2,560            Vastar Resources, Inc. ..................        211,040
  1,575            Vintage Petroleum, Inc. .................         28,350
                                                               ------------
                                                                  2,177,585
                                                               ------------
                   Oil Refining/Marketing (0.1%)
  1,821            Ashland, Inc. ...........................         59,979
  1,393            Frontier Oil Corp.* .....................          9,751
    696            Getty Realty Corp. ......................          7,830
  2,044            Pennzoil-Quaker State Co. ...............         25,550
  2,365            Sunoco, Inc. ............................         57,647
  2,065            Tesoro Petroleum Corp.* .................         19,747
  3,772            Tosco Corp. .............................         99,958
  2,271            Ultramar Diamond Shamrock Corp...........         51,949
  8,143            USX-Marathon Group ......................        197,977
  1,407            Valero Refining and Marketing
                   Corp. ...................................         36,494
                                                               ------------
                                                                    566,882
                                                               ------------


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
                   Oil/Gas Transmission (0.7%)
   639             Buckeye Partners, L.P.* .................   $     17,812
 5,599             Coastal Corp. ...........................        323,342
 2,130             Columbia Energy Group ...................        145,373
 4,236             Dynegy, Inc. (Class A) ..................        298,109
 5,984             El Paso Energy Corp. ....................        289,476
19,334             Enron Corp. .............................      1,423,466
 1,194             Enterprise Products Partners L.P. .......         27,537
 1,185             Midcoast Energy Resources, Inc. .........         18,960
 1,575             Plains All American Pipeline, L.P. ......         29,827
 1,291             TC Pipelines, L.P.* .....................         21,624
   785             TEPPCO Partners, L.P. ...................         20,067
 1,814             Western Gas Resources, Inc. .............         33,106
11,668             Williams Companies, Inc. ................        487,139
                                                               ------------
                                                                  3,135,838
                                                               ------------
                   Oilfield Services/Equipment (0.7%)
 8,628             Baker Hughes Inc. .......................        298,745
 2,250             BJ Services Co.* ........................        131,344
   300             Cal Dive International, Inc. ............         14,475
 1,080             Carbo Ceramics, Inc. ....................         37,395
 1,361             Cooper Cameron Corp.* ...................         87,955
   435             Dril-Quip, Inc.* ........................         17,373
   895             Friede Goldman International, Inc.*......          5,762
 2,300             Global Industries Ltd.* .................         28,750
 2,833             Grant Prideco, Inc.* ....................         57,014
11,578             Halliburton Co. .........................        534,035
 1,450             Hanover Compressor Co.* .................         49,481
 3,870             Input/Output, Inc.* .....................         31,686
 2,247             Key Energy Group, Inc.* .................         17,133
 2,375             National-Oilwell, Inc.* .................         78,375
   545             Oceaneering International, Inc.* ........          8,311
   934             Offshore Logistics, Inc.* ...............         11,792
 1,319             RPC, Inc. ...............................         13,437
15,030             Schlumberger Ltd. .......................      1,111,281
   934             Seitel, Inc.* ...........................         10,741
 1,282             Smith International, Inc.* ..............         91,503
 1,419             Superior Energy Services, Inc.* .........         14,190
 1,122             Trico Marine Service, Inc.* .............         11,080
   481             UTI Energy Corp.* .......................         15,152
 2,388             Varco International, Inc.* ..............         41,193
   474             Veritas DGC Inc.* .......................         10,191
 2,833             Weatherford International, Inc.* ........        113,497
                                                               ------------
                                                                  2,841,891
                                                               ------------
                   Other Consumer Services (0.3%)
   825             ACE Cash Express, Inc.* .................          9,539
   736             Advantage Learning Systems, Inc.*........         12,144
 1,949             Apollo Group, Inc. (Class A)* ...........         71,504


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
    763            Autobytel.com, Inc.* ....................   $      4,053
  1,016            Autoweb.com, Inc.* ......................          1,969
    522            Bally Total Fitness Holding Corp.*.......         11,354
  2,577            Block (H.&R.), Inc. .....................         82,464
    595            Career Education Corp.* .................         33,989
19,044             Cendant Corp.* ..........................        244,001
   966             Central Parking Corp. ...................         19,803
 1,314             Cheap Tickets, Inc.* ....................         14,865
   313             Chemed Corp. ............................          9,018
   465             Coinstar, Inc.* .........................          5,231
   515             Corinthian Colleges, Inc.* ..............         17,365
 1,824             DeVry, Inc.* ............................         61,788
   629             drkoop.com, Inc.* .......................            727
   995             E-LOAN, Inc.* ...........................          3,980
   787             E-Stamp Corp.* ..........................            885
 6,824             eBay, Inc.* .............................        341,200
 1,021             Edison Schools Inc.* ....................         22,717
   716             Education Management Corp.* .............         14,768
   797             Engreetings Network, Inc.* ..............          1,245
   984             Expedia, Inc. (Class A)* ................         16,851
   392             garden.com, Inc.* .......................            613
 1,064             Homeseekers.com, Inc.* ..................          2,727
 2,018             Homestore.com, Inc.* ....................         70,630
   827             InsWeb Corp.* ...........................          1,137
 1,655             ITT Educational Services, Inc.* .........         31,445
 1,729             MP3.com, Inc.* ..........................         17,074
   518             Official Payments Corp.* ................          2,784
 4,458             Priceline.com Inc.* .....................        105,320
 3,069             Protection One, Inc.* ...................          6,138
   609             Rollins, Inc. ...........................          9,211
   796             Scientific Learning Corp.* ..............          5,062
 7,131             Service Corp. International* ............         18,273
 8,005             ServiceMaster Co. .......................         74,547
 1,483             Sotheby's Holdings, Inc. (Class A)*......         27,806
 1,011             Source Media, Inc.* .....................          5,181
 1,992             Stewart Enterprises, Inc.
                     (Class A) .............................          4,358
   440             Strayer Education, Inc. .................          9,598
   817             Student Advantage, Inc.* ................          6,945
   690             Ticketmaster Online-CitySearch,
                     Inc. (Series B)* ......................         13,498
   616             Travelocity.com Inc.* ...................          9,702
   940             US Search.com, Inc.* ....................          2,233
   855             Veterinary Centers of America,
                     Inc.* .................................         12,130
                                                               ------------
                                                                  1,437,872

                                                               ------------


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
                   Other Metals/Minerals (0.0%)
 2,360             Allegheny Technologies Inc. .............   $     48,823
   684             AMCOL International Corp. ...............          2,522
   609             Brush Engineered Materials Inc. .........         10,087
   534             Minerals Technologies, Inc. .............         25,599
 2,220             Phelps Dodge Corp. ......................         90,326
   570             Southern Peru Copper Corp. (Peru)........          6,733
 1,044             Titanium Metals Corp.* ..................          4,763
 2,162             USEC Inc. ...............................          9,459
                                                               ------------
                                                                    198,312
                                                               ------------
                   Other Pharmaceuticals (0.3%)
 3,446             Allergan, Inc. ..........................        230,667
 1,904             Alliance Pharmaceutical Corp.* ..........         20,111
   413             Aviron* .................................         11,874
   879             BioMarin Pharmaceutical, Inc.* ..........         16,481
 1,041             Cell Pathways, Inc.* ....................         27,066
   427             Chattem, Inc.* ..........................          5,231
   464             Collateral Therpeutics, Inc.* ...........         11,143
 1,297             Columbia Laboratories, Inc.* ............          8,187
   612             Connetics Corp.* ........................          9,869
 1,055             Dura Pharmaceuticals, Inc.* .............         23,869
 1,157             Elan Corp. (Rights) (Ireland)* ..........            832
   445             Elan Corp. PLC (ADR) (Ireland)* .........         23,780
 1,592             Endo Pharmaceuticals Holdings,
                     Inc.* .................................         13,532
   435             EntreMed, Inc.* .........................         13,213
 2,214             Forest Laboratories, Inc.* ..............        236,898
 1,704             Jones Pharma Incorporated ...............         55,700
 2,341             King Pharmaceuticals, Inc.* .............         70,523
   915             Kos Pharmaceuticals, Inc.* ..............         13,496
   727             Medicis Pharmaceutical Corp.
                     (Class A)* ............................         40,894
   418             Miravant Medical Technologies
                     Inc.* .................................          7,106
   500             Noven Pharmaceuticals, Inc.* ............         14,188
 1,582             Perrigo Co.* ............................         10,679
 1,047             PRAECIS Pharmaceuticals Inc.* ...........         29,381
 1,926             Sepracor, Inc.* .........................        203,675
   826             Theragenics Corp.* ......................          6,143
   464             United Therapeutics Corp.* ..............         45,472
                                                               ------------
                                                                  1,150,010
                                                               ------------
                   Other Specialty Stores (0.3%)
10,494             AutoNation, Inc.* .......................         72,802
 3,642             AutoZone, Inc.* .........................         83,311
 1,751             Barnes & Noble, Inc.* ...................         35,458
 3,678             Bed Bath & Beyond Inc.* .................        135,396
 1,729             Bombay Co., Inc. (The)* .................          4,971


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
  1,970            Borders Group, Inc.* ....................   $     25,364
  2,116            Central Garden & Pet Co.* ...............         15,606
    487            Cost Plus, Inc.* ........................         16,223
    926            CPI Corp. ...............................         22,976
  2,073            CSK Auto Corp.* .........................         17,621
    592            Discount Auto Parts, Inc.* ..............          4,810
    495            Group 1 Automotive, Inc.* ...............          5,909
    977            Guitar Center, Inc.* ....................         14,411
  2,085            Haverty Furniture Companies, Inc.........         24,108
  2,060            Heilig-Meyers Co.* ......................          1,931
    752            Jo-Ann Stores, Inc. (Class A)* ..........          5,452
    995            Linens 'N Things, Inc.* .................         29,788
    780            Michaels Stores, Inc.* ..................         33,784
    427            Midas, Inc. .............................          6,779
  1,209            O'Reilly Automotive, Inc.* ..............         17,455
  8,394            Office Depot, Inc.* .....................         52,463
  2,704            Officemax, Inc.* ........................         10,647
  3,063            Pep Boys-Manny Moe & Jack ...............         17,804
    775            Petco Animal Supplies, Inc* .............         15,355
  2,798            PETsMART, Inc.* .........................         10,667
  2,614            Pier 1 Imports, Inc. ....................         31,205
    924            Regis Corp. .............................         12,128
    512            Rent-A-Center, Inc.* ....................         14,080
    278            Sharper Image Corp.* ....................          4,900
    800            Sonic Automotive, Inc.* .................          9,150
 12,792            Staples, Inc.* ..........................        176,690
    934            Sunglass Hut International, Inc.* .......          6,772
  3,792            Tiffany & Co. ...........................        129,876
  6,176            Toys 'R' Us, Inc.* ......................        101,904
    838            Tuesday Morning Corp.* ..................          8,144
    752            United Auto Group, Inc.* ................          5,875
    492            Whitehall Jewellers, Inc.* ..............          4,367
  1,479            Williams-Sonoma, Inc.* ..................         57,311
    889            Zale Corp.* .............................         33,226
    500            Zany Brainy, Inc.* ......................          1,344
                                                               ------------
                                                                  1,278,063
                                                               ------------
                   Other Telecommunications (1.2%)
   898             Adelphia Business Solutions, Inc.*.......         12,909
   712             Alaska Communications Systems
                     Holdings, Inc.* .......................          6,764
 2,259             Allegiance Telecom, Inc.* ...............        125,516
 1,430             Allied Riser Communications
                   Corporation* ............................         14,658
 6,274             BroadWing Inc.* .........................        164,693
   837             CapRock Communications Corp.* ...........          5,127
 3,661             CenturyTel, Inc. ........................        107,313
   463             CFW Communications Co.* .................         18,462
 6,847             Citizens Communications Co.* ............        114,687



    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
   850             Clarent Corp.* ..........................   $     36,444
   579             Commonwealth Telephone
                   Enterprises, Inc.* ......................         24,897
 1,390             COMSAT Corp. ............................         39,094
 2,623             Convergent Communications, Inc.* ........         13,443
 3,763             Covad Communications Group,

                   Inc.* ...................................         62,090
   438             CT Communications, Inc. .................         11,826
 1,157             Cypress Communications, Inc.* ...........          5,640
   295             Deltathree.Com Inc.* ....................          2,544
 1,473             DSL.net, Inc.* ..........................          7,273
 1,259             e. spire Communications, Inc.* ..........          6,610
 1,447             Efficient Networks, Inc.* ...............         90,890
   582             FirstCom Corp.* .........................          8,075
 1,598             Focal Communications Corp.* .............         59,326
 1,880             General Communication, Inc.
                     (Class A)* ............................          9,870
 5,151             Global Telesystems Group, Inc.* .........         43,784
   447             GRIC Communications, Inc.* ..............          3,548
   320             Hickory Tech Corp. ......................          5,920
   770             iBasis, Inc.* ...........................         13,860
 1,200             ICG Communications, Inc.* ...............         18,300
   608             IDT Corp.* ..............................         21,850
   783             Illuminet Holdings, Inc.* ...............         32,935
 1,379             Intermedia Communications Inc.* .........         24,305
 1,499             ITC DeltaCom, Inc.* .....................         25,202
   765             LCC International, Inc. (Class A)* ......         15,683
 9,585             Level 3 Communications, Inc.* ...........        655,973
15,154             McLeodUSA, Inc. (Class A)* ..............        256,671
 1,538             Metrocall, Inc.* ........................          8,075
   940             MGC Communication, Inc.* ................         42,300
   446             Net2Phone, Inc.* ........................         11,986
 1,139             Network Access Solutions Corp.* .........         11,390
 1,374             Network Plus Corp.* .....................         16,832
 6,030             NEXTLINK Communications, Inc.
                     (Class A)* ............................        199,367
   336             North Pittsburgh Systems, Inc. ..........          4,536
 3,365             NorthPoint Communications Group,
                     Inc.* .................................         39,749
 3,711             NTL Inc.* ...............................        167,227
   893             Pac-West Telecomm, Inc.* ................         17,079
   657             Pacific Gateway Exchange, Inc.* .........          1,971
   500             PanAmSat Corp.* .........................         17,031
 1,266             Pinnacle Holdings Inc.* .................         71,133
   928             Primus Telecommunications Group,
                   Inc.* ...................................         15,138
 1,551             PTEK Holdings, Inc.* ....................          6,204


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                             VALUE
-------------------------------------------------------------------------------
43,115             Qwest Communications
                   International, Inc.* ......................   $  2,023,710
 2,127             RCN Corp.* ................................         46,262
 2,059             Rhythms NetConnections Inc.* ..............         24,708
 1,551             STAR Telecommunications, Inc.* ............          3,974
   872             Startec Global Communications
                   Corp.* ....................................          8,829
 1,543             TALK.com, Inc.* ...........................          7,908
 1,619             Telephone & Data Systems, Inc. ............        180,316
   999             Teligent, Inc. (Class A)* .................         19,356
   866             Time Warner Telecom Inc.
                   (Class A)* ................................         53,638
   376             U.S. LEC Corp. (Class A)* .................          4,512
 1,311             Viatel, Inc.* .............................         18,272
   804             WebLink Wireless, Inc.* ...................          8,090
 1,673             West TeleServices Corp.* ..................         39,525
 1,788             Williams Communications Group,
                   Inc.* .....................................         48,276
 2,246             WinStar Communications, Inc.* .............         67,942
 1,706             WorldPages.com, Inc.* .....................          9,383
   550             Z-Tel Technologies, Inc.* .................          4,091
                                                                 ------------
                                                                    5,264,992
                                                                 ------------
                   Other Transportation (0.0%)
   224             Carey International, Inc.* ................          4,018
                                                                 ------------
                   Package Goods/Cosmetics (1.3%)
 1,408             Alberto-Culver Co. (Class B) ..............         42,768
 6,350             Avon Products, Inc. .......................        252,016
   561             Block Drug, Inc. ..........................         22,510
 1,179             Carter-Wallace, Inc. ......................         25,201
   980             Church & Dwight Co., Inc. .................         17,273
 6,199             Clorox Co. ................................        256,096
15,268             Colgate-Palmolive Co. .....................        850,237
   629             Del Laboratories, Inc.* ...................          7,863
 2,659             Dial Corp. (The) ..........................         33,736
 3,253             Estee Lauder Companies, Inc.
                     (Class A) (The) .........................        143,132
28,112             Gillette Co. ..............................        820,519
   889             Guest Supply, Inc.* .......................         14,946
 2,755             International Flavors & Fragrances,
                     Inc. ....................................         73,696
14,561             Kimberly-Clark Corp. ......................        836,347
 2,711             Nu Skin Asia Pacific Inc.
                     (Class A)* ..............................         15,588
 1,445             Playtex Products, Inc.* ...................         17,521
34,482             Procter & Gamble Co. ......................      1,961,164
 2,487             Revlon Inc. (Class A)* ....................         15,388
                                                                 ------------
                                                                    5,406,001
                                                                 ------------


    NUMBER OF
     SHARES                                                             VALUE
-------------------------------------------------------------------------------
                   Packaged Foods (0.7%)
 1,599             Aurora Foods, Inc.* .......................   $      4,897
 7,310             Bestfoods .................................        508,959
11,176             Campbell Soup Co. .........................        296,164
 1,126             Del Monte Foods Co.* ......................          8,164
 1,463             Dole Food Co., Inc. .......................         20,665
 7,892             General Mills, Inc. .......................        271,288
 9,295             Heinz (H.J.) Co. ..........................        371,219
 1,861             International Home Foods, Inc.* ...........         40,244
10,625             Kellogg Co. ...............................        275,586
 8,548             Nabisco Group Holdings Corp. ..............        226,522
 1,348             Nabisco Holdings Corp. (Class A) ..........         71,276
 3,506             Quaker Oats Company (The) .................        235,779
 7,991             Ralston-Ralston Purina Group ..............        161,318
23,815             Sara Lee Corp. ............................        439,089
                                                                 ------------
                                                                    2,931,170
                                                                 ------------
                   Paints/Coatings (0.1%)
   925             Ferro Corp. ...............................         21,506
   350             Fuller (H.B.) Co. .........................         13,519
   640             Lilly Industries, Inc. (Class A) ..........         19,320
 4,555             PPG Industries, Inc. ......................        185,332
 2,725             RPM, Inc. .................................         25,377
 4,347             Sherwin-Williams Co. ......................         90,472
 1,084             Valspar Corp. (The) .......................         33,740
                                                                 ------------
                                                                      389,266
                                                                 ------------
                   Paper (0.3%)
 1,442             Boise Cascade Corp. .......................         39,835
 1,354             Bowater, Inc. .............................         66,685
   479             Chesapeake Corp. ..........................         12,544
 2,379             Consolidated Papers, Inc. .................         93,078
 1,248             FiberMark, Inc.* ..........................         14,898
 5,671             Fort James Corp. ..........................        173,320
   752             Glatfelter (P.H.) Co. .....................          7,614
12,635             International Paper Co. ...................        429,590
 1,233             Longview Fibre Co. ........................         14,796
 2,690             Mead Corp. ................................         68,259
   730             Potlatch Corp. ............................         25,094
 1,297             Wausau-Mosinee Paper Corp. ................         11,754
 2,628             Westvaco Corp. ............................         72,106
 2,924             Willamette Industries, Inc. ...............         88,634
                                                                 ------------
                                                                    1,118,207
                                                                 ------------
                   Photographic Products (0.1%)
   542             Concord Camera Corp.* .....................         10,772
 8,271             Eastman Kodak Co. .........................        453,871
   351             ParkerVision, Inc.* .......................         16,124
 1,123             Polaroid Corp. ............................         20,354
                                                                 ------------
                                                                      501,121
                                                                 ------------


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
                   Precious Metals (0.1%)
  4,097            Battle Mountain Gold Co.* ..............   $      7,426
  3,856            Echo Bay Mines Ltd. (Canada)* ..........          3,615
  4,125            Freeport-McMoRan Copper & Gold,
                     Inc. (Class B)* ......................         37,125
12,424             Glamis Gold Ltd. (Canada)* .............         21,742
 6,567             Homestake Mining Co. ...................         35,708
 1,313             Meridian Gold Inc. (Canada)* ...........          7,796
 4,393             Newmont Mining Corp. ...................         77,976
   956             Stillwater Mining Co.* .................         25,095
                                                              ------------
                                                                   216,483
                                                              ------------
                   Precision Instruments (0.3%)
12,651             Agilent Technologies, Inc.* ............        515,528
   302             Analogic Corp. .........................         13,892
 1,334             BriteSmile, Inc.* ......................          6,503
   651             Coherent, Inc.* ........................         38,979
   531             Dionex Corp.* ..........................         13,806
 1,020             Excel Technology, Inc.* ................         38,760
   526             GenRad, Inc.* ..........................          4,471
   444             LightPath Technologies, Inc.
                     (Class A)* ...........................         12,876
   921             Mechanical Technology, Inc.* ...........         11,743
   895             MTS Systems Corp. ......................          5,873
   734             Newport Corp. ..........................         71,840
   633             Robotic Vision Systems, Inc.* ..........          8,506
   408             Spectra-Physics Lasers, Inc.* ..........         32,334
   425             Technitrol, Inc. .......................         46,856
 1,238             Tektronix, Inc.* .......................         76,137
   964             Trimble Navigation Ltd.* ...............         41,693
   842             Varian, Inc.* ..........................         35,469
 1,630             Waters Corp.* ..........................        193,359
   295             Zygo Corp.* ............................         21,627
                                                              ------------
                                                                 1,190,252
                                                              ------------
                   Printing/Forms (0.1%)
 1,122             Applied Graphics Technologies,
                     Inc.* ................................          4,488
   587             Banta Corp. ............................         11,336
   767             Bowne & Co., Inc. ......................          6,759
 1,325             Consolidated Graphics, Inc.* ...........         14,161
   432             CSS Industries, Inc.* ..................          8,991
 1,852             Deluxe Corp. ...........................         39,818
 3,314             Donnelley (R.R.) & Sons Co. ............         73,737
   553             Harland (John H.) Co. ..................          7,396
   374             ImageX.com, Inc.* ......................          2,244
 1,174             Mail-Well, Inc.* .......................          8,291
 1,060             New England Business Service, Inc.......         21,995
 1,544             Standard Register Co. ..................         19,783


    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
   947             Wallace Computer Services, Inc. ........   $      8,464
   915             Workflow Management, Inc.* .............          6,405
                                                              ------------
                                                                   233,868
                                                              ------------
                   Property - Casualty Insurers (1.0%)
 2,190             21st Century Insurance Group ...........         31,755
   331             Acceptance Insurance Co., Inc.* ........          1,531
   946             Alfa Corp. .............................         17,265
   235             Alleghany Corp.* .......................         41,624
 1,422             Allmerica Financial Corp. ..............         84,076
 1,474             American Financial Group, Inc. .........         36,850
   684             Arch Capital Group Ltd.* ...............         10,602
   424             Argonaut Group, Inc. ...................          6,599
   430             Baldwin & Lyons, Inc. (Class B) ........          6,853
 1,406             Berkley (W.R.) Corp. ...................         34,096
    40             Berkshire Hathaway, Inc.* ..............      2,204,000
 4,611             Chubb Corp. ............................        341,214
 4,301             Cincinnati Financial Corp. .............        162,363
   896             Commerce Group, Inc. (The) .............         24,864
 1,649             Erie Indemnity Co. (Class A) ...........         52,562
 1,185             Everest Re Group, Ltd. (Bermuda) .......         47,030
   239             Farm Family Holdings, Inc. .............          7,962
 1,249             Fremont General Corp. ..................          5,074
 1,691             Harleysville Group, Inc. ...............         30,755
 1,290             HCC Insurance Holdings, Inc. ...........         26,445
   763             HSB Group, Inc. ........................         27,087
 2,779             Loews Corp. ............................        174,382
 1,380             Mercury General Corp. ..................         36,053
   425             Midland Co. (The) ......................         11,263
 1,434             Ohio Casualty Corp. ....................         12,749
 3,308             Old Republic International Corp. .......         73,810
 1,324             Philadelphia Consolidated Holding
                   Corp.* .................................         21,432
   674             PMA Capital Corp. (Class A) ............         11,879
 1,916             Progressive Corp. ......................        128,851
 2,740             Reliance Group Holdings, Inc. ..........            599
   288             RLI Corp. ..............................         10,080
 1,548             Selective Insurance Group, Inc. ........         28,541
 5,956             St. Paul Companies, Inc. ...............        264,670
   952             State Auto Financial Corp. .............         10,889
   910             Transatlantic Holdings, Inc. ...........         77,293
 1,624             Trenwick Group Inc. ....................         28,623
   418             United Fire & Casualty Co. .............          7,994
                                                              ------------
                                                                 4,099,715
                                                              ------------
                   Railroads (0.2%)
11,976             Burlington Northern Santa Fe
                     Corp. ................................        292,664
 5,722             CSX Corp. ..............................        141,977


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
    919            Florida East Coast Industries, Inc. ......   $     38,598
  1,448            Kansas City Southern Industries,
                     Inc. ...................................         10,046
10,012             Norfolk Southern Corp. ...................        186,474
 6,515             Union Pacific Corp. ......................        281,367
 1,223             Wisconsin Central Transportation
                     Corp.* .................................         15,517
                                                                ------------
                                                                     966,643
                                                                ------------
                   Real Estate (0.1%)
 1,157             American Real Estate Partners,
                     L.P.* ..................................         10,847
 2,703             Catellus Development Corp.* ..............         46,627
 1,897             CB Richard Ellis Services, Inc.* .........         21,578
 2,716             Flightserv.com* ..........................          2,377
   787             Forest City Enterprise, Inc.
                     (Class A) ..............................         27,053
 1,139             Insignia Financial Group, Inc.* ..........         12,671
 1,847             Jones Lang LaSalle, Inc.* ................         25,281
   474             LNR Property Corp. .......................          9,628
   756             Newhall Land & Farming Co. (The)..........         20,696
 1,314             Security Capital Group Inc.
                     (Class B)* .............................         23,570
 1,343             Syntroleum Corp.* ........................         18,131
   745             Trammell Crow Co.* .......................          7,729
 1,607             United Leisure Corp.* ....................         11,450
   563             W.P. Carey & Co., LLC ....................          9,817
                                                                ------------
                                                                     247,455
                                                                ------------
                   Real Estate Investment Trusts (0.9%)
   122             Alexander's, Inc.* .......................          9,081
   313             Alexandria Real Estate Equities,
                   Inc. .....................................         11,209
 2,148             AMB Property Corp. .......................         51,284
   446             Amli Residential Properties Trust ........         10,871
 1,760             Apartment Investment &
                   Management Co. (Class A) .................         85,140
 3,646             Archstone Communities Trust ..............         94,568
 1,598             Arden Realty, Inc. .......................         42,347
 2,266             Associated Estates Realty Corp. ..........         18,128
 1,734             Avalonbay Communities, Inc. ..............         81,715
   535             Bedford Property Investors, Inc. .........         10,299
 1,781             Boston Properties, Inc. ..................         73,912
   674             Boykin Lodging Co. .......................          9,647
   543             Bradley Real Estate, Inc. ................         11,675
   905             Brandywine Realty Trust ..................         19,853
 1,127             BRE Properties, Inc. (Class A) ...........         36,557
   743             Burnham Pacific Properties, Inc. .........          5,201
   969             Cabot Industrial Trust ...................         19,865


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
   959             Camden Property Trust ....................   $     29,969
   727             Capital Automotive REIT ..................         10,996
 1,193             Capstead Mortgage Corp. ..................          9,619
 1,686             CarrAmerica Realty Corp. .................         50,369
   440             CBL & Associates Properties, Inc. ........         11,000
 1,678             Center Trust, Inc. .......................          9,019
   492             CenterPoint Properties Corp. .............         20,910
   522             Charles E. Smith Residential Realty,
                     Inc. ...................................         23,066
   677             Chateau Communities, Inc. ................         19,083
   303             Chelsea GCA Realty, Inc. .................         10,984
   436             Colonial Properties Trust ................         12,072
   895             Commercial Net Lease Realty ..............          9,677
   964             Cornerstone Realty Income Trust,
                     Inc. ...................................         10,484
   812             Cousins Properties, Inc. .................         35,424
 3,066             Crescent Real Estate Equities Co. ........         67,644
 1,611             Developers Diversified Realty Corp........         25,373
 3,315             Duke-Weeks Realty Corp. ..................         81,218
   528             EastGroup Properties, Inc. ...............         12,276
   611             Entertainment Properties Trust ...........          7,523
 3,418             Equity Inns, Inc. ........................         22,431
 7,956             Equity Office Properties Trust ...........        242,658
 3,359             Equity Residential Properties Trust.......        167,530
   421             Essex Property Trust, Inc. ...............         20,734
   963             Federal Realty Investment Trust ..........         20,584
 1,664             FelCor Lodging Trust, Inc. ...............         36,400
   961             First Industrial Realty Trust, Inc. ......         30,752
 1,979             First Union Real Estate Equity &
                   Mortgage Investments .....................          5,566
   442             First Washington Realty Trust, Inc........          9,696
 1,414             Franchise Finance Corp. of
                     America ................................         33,936
   696             Frontline Capital Group* .................         13,529
   568             Gables Residential Trust .................         15,443
 1,304             General Growth Properties, Inc. ..........         44,173
   574             Glenborough Realty Trust Inc. ............         11,408
 1,843             Glimcher Realty Trust ....................         27,530
   619             Great Lakes REIT, Inc. ...................         11,490
 1,299             Health Care Property Investors, Inc.......         38,645
 1,521             Health Care REIT, Inc. ...................         27,378
   954             Healthcare Realty Trust, Inc. ............         18,961
 1,557             Highwoods Properties, Inc. ...............         42,039
   346             Home Properties of New York, Inc..........         10,618
 1,424             Hospitality Properties Trust .............         35,244
 5,778             Host Marriot Corp. .......................         64,280
 3,328             HRPT Properties Trust ....................         21,840
    99             Imperial Parking Corp. (Canada)* .........          1,620


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
  2,034            INDYMAC Bancorp Inc.* ....................   $     34,832
  1,044            Innkeepers USA Trust .....................         10,832
  1,044            IRT Property Co. .........................          9,331
  2,143            iStar Financial Inc. .....................         44,065
    593            JDN Realty Corp. .........................          6,227
    526            JP Realty, Inc. ..........................          9,928
    646            Kilroy Realty Corp. ......................         17,119
  1,595            Kimco Realty Corp. .......................         65,794
    620            Koger Equity, Inc. .......................         10,501
  1,535            Konover Property Trust, Inc. .............          7,387
  1,571            LaSalle Hotel Properties .................         22,681
  1,909            Lexington Corporate Properties
                     Trust ..................................         22,789
  1,690            Liberty Property Trust ...................         48,588
  3,070            LTC Properties, Inc. .....................         18,036
    813            Macerich Co. (The) .......................         19,461
  1,475            Mack-Cali Realty Corp. ...................         38,627
    465            Manufactured Home Communities,
                     Inc. ...................................         11,160
  3,396            Meditrust Corp. (Paired Stock)* ..........          8,490
  1,139            MeriStar Hospitality Corp. ...............         25,272
    440            Mid-America Apartment
                     Communities, Inc. ......................         10,423
    522            Mills Corp. ..............................          9,527
    420            National Golf Properties, Inc. ...........          8,741
    533            National Health Investors, Inc. ..........          5,263
  1,103            Nationwide Health Properties, Inc. .......         17,372
  2,233            New Plan Excel Realty Trust ..............         34,472
    454            OMEGA Healthcare Investors, Inc...........          2,838
    454            Pacific Gulf Properties, Inc. ............         11,577
    524            Pan Pacific Retail Properties, Inc. ......         10,971
    297            Parkway Properties, Inc. .................          9,504
    498            Pennsylvania Real Estate
                     Investment Trust .......................          8,777
  1,030            Post Properties, Inc. ....................         47,766
    897            Prentiss Properties Trust ................         22,537
    609            Prime Group Realty Trust* ................          9,478
  1,432            Prime Retail, Inc.* ......................          1,701
  2,824            Prison Realty Trust, Inc.* ...............          7,766
  4,258            ProLogis Trust ...........................         99,265
    421            PS Business Parks, Inc. (Class A) ........         10,736
  3,264            Public Storage, Inc. .....................         83,640
    478            Realty Income Corp. ......................         11,592
  1,070            Reckson Associates Realty Corp. ..........         28,088
  1,414            Regency Realty Corp. .....................         33,936
    836            RFS Hotel Investores, Inc. ...............         11,182
  1,816            Rouse Co. (The) ..........................         47,330
    592            Saul Centers, Inc. .......................          9,435


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
  2,220            Senior Housing Properties Trust ..........   $     18,731
    692            Shurgard Storage Centers, Inc.
                     (Class A) ..............................         16,522
  4,467            Simon Property Group, Inc. ...............        116,700
    467            SL Green Realty Corp. ....................         13,864
  1,226            Sovran Self Storage, Inc. ................         26,895
  1,709            Spieker Properties, Inc. .................         88,334
    669            Storage USA, Inc. ........................         20,363
    497            Summit Properties Inc. ...................         11,866
    309            Sun Communities, Inc. ....................          9,772
    183            Tanger Factory Outlet Centers, Inc........          4,220
  1,271            Taubman Centers, Inc. ....................         14,299
  2,399            Thornburg Mortgage Asset Corp. ...........         20,092
    539            Town & Country Trust .....................          9,668
  2,704            United Dominion Realty Trust, Inc.........         31,096
    320            Urban Shopping Centers, Inc. .............         10,600
  6,382            Ventas, Inc. .............................         29,118
  2,268            Vornado Realty Trust .....................         88,736
    637            Washington Real Estate Investment
                     Trust ..................................         12,581
    701            Weingarten Realty Investors ..............         29,004
  1,893            Western Properties Trust .................         23,189
  1,922            Westfield America, Inc. ..................         29,190
  9,258            Wyndham International, Inc.
                     (Class A) ..............................         19,673
                                                                ------------
                                                                   3,652,093
                                                                ------------
                   Recreational Products/Toys (0.2%)
  1,275            Acclaim Entertainment, Inc.* .............          1,873
    485            Action Performance Companies,
                     Inc.* ..................................          4,123
    537            Activision, Inc.* ........................          4,699
    996            Arctic Cat, Inc. .........................         12,201
  3,688            Autotote Corp. (Class A)* ................         14,752
  2,317            Brunswick Corp. ..........................         43,589
  1,919            Callaway Golf Co. ........................         24,107
  1,945            Coachmen Industries, Inc. ................         20,179
  1,684            Electronic Arts Inc.* ....................        148,929
  4,889            Hasbro, Inc. .............................         55,612
  3,858            ImaginOn, Inc.* ..........................          3,858
    537            Infogrames, Inc.* ........................          3,885
  3,135            Intelect Communications, Inc.* ...........          5,486
  1,960            International Game Technology* ...........         58,188
    445            IntraNet Solutions, Inc.* ................         16,799
  1,235            JAKKS Pacific, Inc.* .....................         20,378
  3,210            K2 Inc.* .................................         31,899
    779            Marvel Enterprises, Inc.* ................          4,187
11,028             Mattel, Inc. .............................        121,997
   840             Meade Instruments Corp.* .................         15,173


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
    906            Midway Games, Inc.* ......................   $      7,758
  1,174            Monaco Coach Corp.* ......................         17,537
    243            National R.V. Holdings, Inc.* ............          2,187
    943            Navarre Corp.* ...........................          1,650
    582            Polaris Industries Inc. ..................         17,606
    446            Steinway Musical Instruments Inc.*........          8,195
  1,052            Sturm, Ruger & Co., Inc. .................          9,271
    859            Take-Two Interactive Software,
                     Inc.* ..................................          8,536
    356            Thor Industries, Inc. ....................          8,388
    399            THQ, Inc.* ...............................          6,584
  1,114            Topps Co., Inc. (The)* ...................         10,705
    396            Winnebago Industries, Inc. ...............          5,123
    813            WMS Industries, Inc.* ....................         12,398
                                                                ------------
                                                                     727,852
                                                                ------------
                   Rental/Leasing Companies (0.1%)
    574            Aaron Rents, Inc (Class A)* ..............          9,148
    372            AMERCO* ..................................          7,347
  1,311            ANC Rental Corp. .........................          8,931
    743            Avis Group Holdings, Inc.* ...............         16,625
  1,319            Budget Group, Inc. (Class A)* ............          5,936
  3,999            Comdisco, Inc. ...........................        103,474
    488            Dollar Thrifty Automotive Group,
                     Inc.* ..................................          9,181
    752            Electro Rent Corp.* ......................          9,353
    183            ePlus, Inc.* .............................          4,392
    485            Financial Federal Corp.* .................          9,579
  1,240            GATX Corp. ...............................         49,523
  1,025            Hertz Corp. (Class A) ....................         32,223
  3,410            Interpool, Inc. ..........................         39,002
    522            McGrath Rent Corp. .......................          7,895
    809            National Equipment Services, Inc.*........          4,247
  1,297            NationsRent, Inc.* .......................          4,540
    730            Neff Corp.* ..............................          2,646
  1,315            Rent-Way, Inc.* ..........................         40,765
  1,238            Rollins Truck Leasing Corp. ..............          8,821
  1,620            Ryder System, Inc. .......................         33,818
    895            SierraCities.com Inc.* ...................          1,846
  1,889            United Rentals, Inc.* ....................         38,961
    237            XTRA Corp.* ..............................          9,510
                                                                ------------
                                                                     457,763
                                                                ------------
                   Restaurants (0.4%)
    714            Applebee's International, Inc. ...........         15,842
  1,475            Avado Brands, Inc.* ......................          2,213
    942            Bob Evans Farms, Inc. ....................         15,072
  1,651            Brinker International, Inc.* .............         47,157
    874            Buffets, Inc.* ...........................         10,980


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
  1,537            CBRL Group, Inc. .........................   $     18,252
    649            CEC Entertainment, Inc.* .................         18,091
    790            Cheesecake Factory, Inc. (The)* ..........         23,947
  1,343            CKE Restaurants, Inc. ....................          3,945
  2,423            Consolidated Products, Inc.* .............         22,261
  3,316            Darden Restaurants, Inc. .................         54,092
  1,409            IHOP Corp.* ..............................         23,072
  1,003            Jack in the Box Inc.* ....................         21,502
  1,175            Landry's Seafood Restaurants, Inc.........          9,106
  1,253            Lone Star Steakhouse & Saloon,
                     Inc. ...................................         11,199
    737            Luby's Cafeterias, Inc. ..................          5,988
35,486             McDonald's Corp. .........................      1,117,809
   855             NPC International, Inc.* .................          7,481
   668             O'Charley's, Inc.* .......................          8,935
 1,965             Outback Steakhouse, Inc.* ................         45,072
   432             P.F. Chang's China Bistro, Inc.* .........         12,717
   726             Papa John's International, Inc.* .........         17,288
   420             RARE Hospitality International,
                     Inc. ...................................         12,206
 1,380             Ruby Tuesday, Inc. .......................         16,991
   977             Ryan's Family Steak Houses, Inc.* ........          8,915
   346             Sonic Corp.* .............................         10,531
 4,810             Starbucks Corp.* .........................        180,375
 3,957             Tricon Global Restaurants, Inc.* .........         95,710
 3,134             Wendy's International, Inc. ..............         53,082
                                                                ------------
                                                                   1,889,831
                                                                ------------
                   Savings & Loan Associations (0.4%)
   470             Alliance Bancorp .........................          7,667
   572             Anchor Bancorp Wisconsin, Inc. ...........          9,438
   317             Andover Bancorp, Inc. ....................          8,579
 1,372             Astoria Financial Corp. ..................         39,960
   818             Bank United Corp. (Class A) ..............         29,806
 1,428             Bay View Capital Corp. ...................         12,495
   895             Brookline Bankcorp, Inc. .................         10,181
 1,196             BSB Bancorp, Inc. ........................         25,565
 2,183             Capitol Federal Financial ................         26,605
   917             CFS Bancorp, Inc. ........................          9,113
 5,561             Charter One Financial, Inc. ..............        119,909
 1,407             Commercial Federal Corp. .................         24,974
   553             Commonwealth Bancorp, Inc. ...............          7,517
 2,905             Dime Bancorp, Inc. .......................         46,843
 1,474             Dime Community Bancshares ................         25,242
   738             Downey Financial Corp. ...................         25,830
 2,031             First Federal Capital Corp. ..............         22,341
 1,701             First Financial Holdings, Inc. ...........         23,708
   409             First Indiana Corp. ......................          8,180
   912             First Niagara Financial Group, Inc. ......          8,208


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
    1,187          First Sentinel Bancorp, Inc. ............   $     10,331
      524          First Washington Bancorp, Inc. ..........          7,205
    1,811          Firstfed Financial Corp.* ...............         28,976
    3,182          Golden State Bancorp Inc. ...............         60,856
    4,236          Golden West Financial Corp. .............        194,856
    2,826          GreenPoint Financial Corp. ..............         66,411
      760          Harbor Florida Bancshares, Inc. .........          8,645
    3,324          Harris Financial, Inc. ..................         22,853
    3,025          Hudson City Bancorp, Inc. ...............         50,102
    1,913          Hudson River Bancorp, Inc. ..............         22,956
    1,785          Independence Community Bank
                     Corp. .................................         24,098
    1,350          InterWest Bancorp, Inc. .................         17,044
      477          MAF Bancorp, Inc. .......................          9,510
      634          Net.B@nk, Inc.* .........................          6,617
    1,139          Northwest Bancorp, Inc. .................          8,222
      572          OceanFirst Financial Corp. ..............         10,868
    1,489          Ocwen Financial Corp.* ..................          9,492
      418          Oriental Financial Group, Inc. ..........          5,277
    2,174          PBOC Holdings, Inc.* ....................         17,256
    1,608          People's Bank ...........................         31,758
    1,398          PFF Bancorp, Inc. .......................         24,290
      462          Queens County Bancorp, Inc. .............         10,684
    1,098          Republic Security Financial Corp. .......          4,735
      573          Richmond County Financial Corp. .........         10,887
    1,856          Roslyn Bancorp, Inc. ....................         34,568
    5,533          Sovereign Bancorp, Inc. .................         38,904
      448          St. Francis Capital Corp. ...............          6,664
      945          Staten Island Bancorp, Inc. .............         17,010
    2,753          United Community Financial Corp..........         16,174
      627          Virginia Capital Bancshares, Inc. .......          9,875
    1,786          W Holding Co., Inc. .....................         17,414
    1,304          Washington Federal, Inc. ................         24,450
  15,130           Washington Mutual, Inc. .................        486,051
   2,063           Webster Financial Corp. .................         46,160
     663           Westcorp ................................          8,619
     263           WSFS Financial Corp. ....................          2,663
                                                               ------------
                                                                  1,864,642
                                                               ------------
                   Semiconductors (5.7%)
   1,110           8x8, Inc.* ..............................          9,574
     553           Actel Corp.* ............................         20,565
   4,046           Advanced Micro Devices, Inc.* ...........        291,059
   1,066           Alliance Semiconductor Corp.* ...........         21,387
   1,042           Alpha Industries, Inc.* .................         35,493
   5,228           Altera Corp.* ...........................        513,324
     780           ANADIGICS, Inc.* ........................         20,621
   9,345           Analog Devices, Inc.* ...................        624,947
   3,207           Applied Micro Circuits Corp.* ...........        478,645


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
   5,768           Atmel Corp.* ............................   $    172,680
   5,683           Broadcom Corp. (Class A)* ...............      1,274,413
   1,458           Burr-Brown Corp.* .......................        110,626
   1,024           C-Cube Semiconductor* ...................         20,416
   1,655           Cirrus Logic, Inc.* .....................         32,066
   5,628           Conexant Systems, Inc.* .................        180,096
   3,155           Cypress Semiconductor Corp.* ............        117,721
   1,514           Dallas Semiconductor Corp. ..............         63,399
     480           Elantec Semiconductor, Inc.* ............         34,950
     977           ESS Technology, Inc.* ...................         16,487
     488           Exar Corp.* .............................         45,293
   2,077           Fairchild Semiconductor Corp.
                     (Class A)* ............................         73,474
     929           General Semiconductor, Inc.* ............         13,935
   1,735           GlobeSpan, Inc.* ........................        195,947
     223           hi/fn, Inc.* ............................         10,802
   2,451           Integrated Device Technology, Inc.*......        129,903
     940           Integrated Silicon Solution, Inc.* ......         19,740
176,904            Intel Corp. .............................     11,808,342
  1,601            International Rectifier Corp.* ..........         88,555
  1,098            Intersil Holding Corp. (Class H)* .......         62,929
  1,256            Lattice Semiconductor Corp.* ............         68,923
  8,153            Linear Technology Corp. .................        450,453
  8,108            LSI Logic Corp.* ........................        274,659
  7,465            Maxim Integrated Products, Inc.* ........        493,157
  2,162            Micrel, Inc.* ...........................        108,235
  2,007            Microchip Technology Inc.* ..............        139,361
 14,654            Micron Technology, Inc.* ................      1,194,301
    786            Microsemi Corp.* ........................         26,036
    642            MIPS Technologies, Inc.* ................         26,322
    765            MIPS Technologies, Inc.
                     (Class A)* ............................         35,668
  1,502            MRV Communications, Inc.* ...............         86,928
  4,663            National Semiconductor Corp.* ...........        168,742
  1,131            NeoMagic Corp.* .........................          3,358
    224            Pericom Semiconductor Corp.* ............         11,872
    654            Quantum Effect Devices, Inc.* ...........         48,682
  1,448            QuickLogic Corporation* .................         29,051
  1,920            S-3* ....................................         19,680
  2,022            SDL, Inc.* ..............................        701,760
    854            Semtech Corp.* ..........................         68,480
    650            Silicon Image, Inc.* ....................         34,450
    750            Silicon Storage Technology, Inc.* .......         47,391
    783            Siliconix, Inc.* ........................         42,527
  1,229            Standard Microsystems Corp.* ............         21,661
    619            Supertex, Inc.* .........................         24,296
  1,015            TelCom Semiconductor, Inc.* .............         22,964
 43,220            Texas Instruments, Inc. .................      2,536,474


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                         VALUE
-------------------------------------------------------------------------------
1,022              TranSwitch Corp.* .....................   $     81,632
1,984              TriQuint Semiconductor, Inc.* .........         76,012
4,926              Vitesse Semiconductor Corp.* ..........        293,713
  472              Xicor, Inc.* ..........................          4,071
8,421              Xilinx, Inc.* .........................        632,101
  331              Zoran Corp.* ..........................         14,605
                                                             ------------
                                                               24,274,954
                                                             ------------
                   Services to the Health Industry (0.2%)
  462              Accredo Health, Inc.* .................         15,246
  378              Advance Paradigm, Inc.* ...............          9,332
  404              Albany Molecular Research, Inc.* ......         22,372
  458              Allscripts, Inc.* .....................          9,790
1,869              CareInsite, Inc.* .....................         30,839
  848              Cerner Corp.* .........................         29,680
1,393              Covance, Inc.* ........................         15,845
  540              Data Critical Corp.* ..................          5,603
  581              DVI, Inc.* ............................         10,095
  380              eBenX, Inc.* ..........................          8,408
  834              Eclipsys Corp.* .......................          9,383
1,135              Eltrax Systems, Inc.* .................          4,540
1,010              Express Scripts, Inc. (Class A)* ......         64,893
  940              First Consulting Group, Inc.* .........          6,756
4,771              Healtheon/WebMD Corp.* ................         63,514
  639              HealthExtras, Inc.* ...................          2,556
  663              IDX Systems Corp.* ....................          9,986
  303              IMPATH Inc.* ..........................         18,123
8,070              IMS Health Inc. .......................        145,764
  486              InterDent, Inc.* ......................          1,655
  376              Laboratory Corp. of America
                   Holdings* .............................         36,942
  995              Medical Manager Corp.* ................         32,151
1,104              MedicaLogic Inc.* .....................          6,831
  941              MedQuist Inc.* ........................         20,232
  453              Morrison Management Specialists,
                     Inc. ................................         13,052
2,393              Omnicare, Inc. ........................         23,182
1,074              PAREXEL International Corp.* ..........         10,673
  937              Per-Se Technologies, Inc.* ............         11,127
  684              Pharmaceutical Product
                     Development, Inc.* ..................         14,621
  917              Pharmacopeia, Inc.* ...................         36,737
  370              Professional Detailing, Inc.* .........         13,690
  756              ProxyMed, Inc.* .......................          1,181
  582              QuadraMed Corp.* ......................          1,382
1,164              Quest Diagnostics Inc.* ...............        117,491
2,900              Quintiles Transnational Corp.* ........         45,494


    NUMBER OF
     SHARES                                                         VALUE
-------------------------------------------------------------------------------
  340              Stericycle, Inc.* .....................   $      8,500
1,558              Sunquest Information Systems,
                     Inc.* ...............................         16,846
  500              TriZetto Group, Inc. (The)* ...........          6,438
1,523              US Oncology, Inc.* ....................          7,615
1,607              Ventiv Health, Inc.* ..................         20,891
                                                             ------------
                                                                  929,456
                                                             ------------
                   Shoe Manufacturing (0.1%)
  515              Brown Shoe Co., Inc. ..................          7,307
  473              Global Sports, Inc.* ..................          3,548
  281              K-Swiss, Inc. (Class A) ...............          4,777
  532              Kenneth Cole Productions, Inc.
                     (Class A)* ..........................         22,976
7,234              Nike, Inc. (Class B) ..................        316,488
1,475              Reebok International Ltd.* ............         24,891
3,897              Stride Rite Corp. .....................         23,138
1,096              Timberland Co.* .......................         35,963
  855              Wolverine World Wide, Inc. ............          9,031
                                                             ------------
                                                                  448,119
                                                             ------------
                   Smaller Banks (0.5%)
1,135              1st Source Corp. ......................         19,295
  802              Alabama National BanCorporation........         15,338
  611              Amcore Financial, Inc. ................          9,814
  389              Area Bancshares Corp. .................          7,975
1,775              Associated Banc-Corp. .................         40,492
  296              BancFirst Corp. .......................          9,694
  426              BancFirst Ohio Corp. ..................          6,017
1,364              BancorpSouth, Inc. ....................         20,716
  425              Bank of Granite Corp. .................          9,669
3,492              Banknorth Group, Inc. .................         53,471
1,287              BOK Financial Corp.* ..................         23,568
  767              Brenton Banks, Inc. ...................          9,300
  470              BT Financial Corp. ....................          8,666
  392              Capital City Bank Group, Inc. .........          7,399
  264              Cathay Bancorp, Inc. ..................         12,243
  924              Centennial Bancorp* ...................          7,161
  994              Centura Banks, Inc. ...................         31,622
  406              Century South Banks, Inc. .............          7,181
  318              Chemical Financial Corp. ..............          7,433
  743              Chittenden Corp. ......................         19,272
1,246              Citizens Banking Corp. ................         24,920
1,543              City Holding Co. ......................         10,994
1,248              City National Corp. ...................         45,786
2,899              Colonial BancGroup, Inc. (The) ........         31,164
  772              Commerce Bancorp, Inc. ................         40,096
  375              Community Bank System, Inc. ...........          8,297
1,309              Community First Bankshares, Inc. ......         21,926


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
  481              Community Trust Bancorp, Inc. ............   $      7,335
  362              Corus Bankshares, Inc. ...................         10,589
  418              CPB, Inc. ................................         10,450
1,340              Cullen/Frost Bankers, Inc. ...............         38,106
  447              CVB Financial Corp. ......................          7,040
  906              East West Bancorp, Inc. ..................         14,496
  710              F & M Bancorp ............................         14,466
  510              F & M National Corp. .....................         12,304
  255              Farmers Capital Bank Corp. ...............          7,857
  533              FCNB Corp. ...............................          9,294
  517              First Bancorp ............................          9,920
  482              First Busey Corp. ........................          9,640
1,729              First Charter Corp. ......................         25,179
1,304              First Commonwealth Financial
                     Corp. ..................................         12,633
1,117              First Financial Bancorp ..................         19,268
  289              First Financial Bankshares, Inc. .........          8,381
  269              First Financial Corp. ....................          7,801
  413              First Merchants Corp. ....................          8,776
1,077              First Midwest Bancorp, Inc. ..............         28,675
1,181              First Republic Bank* .....................         25,687
  643              First United Bancshares, Inc. ............         10,851
2,266              FirstMerit Corp. .........................         47,303
1,431              Flagstar Bancorp .........................         16,546
  384              FNB Corp. ................................          7,824
  461              Frontier Financial Corp. .................          8,125
1,819              Fulton Financial Corp. ...................         39,109
  492              GBC Bancorp ..............................         15,990
  458              German American Bancorp ..................          6,527
  399              Gold Banc Corp., Inc. ....................          1,945
  467              Greater Bay Bancorp ......................         25,130
1,371              Hamilton Bancorp, Inc.* ..................         24,678
  239              Hancock Holding Co. ......................          7,768
  276              Harleysville National Corp. ..............          8,625
1,323              Hudson United Bancorp ....................         31,587
1,132              Imperial Bancorp* ........................         19,244
  723              Independent Bank Corp. ...................          8,360
  266              Independent Bank Corp. ...................          4,073
  394              Integra Bank Corp. .......................          6,846
  513              International Bancshares Corp. ...........         16,160
1,483              Irwin Financial Corp. ....................         20,855
1,277              Keystone Financial, Inc. .................         29,052
  494              Merchants New York Bancorp, Inc...........          8,460
  315              Mid-State Bancshares .....................          8,899
  397              MidAmerica Bancorp .......................          9,776
  538              Midwest Banc Holdings, Inc. ..............          7,196
  323              Mississippi Valley Bancshares, Inc. ......          7,752
  203              National City Bancorporation .............          2,969


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
5,436              National Commerce Bancorporation..........   $     95,130
  433              National Penn Bancshares, Inc. ...........          9,310
1,128              NBT Bancorp, Inc. ........................         12,408
4,620              North Fork Bancorporation, Inc. ..........         71,321
1,568              Old National Bancorp .....................         41,650
  294              Omega Financial Corp. ....................          8,214
  585              Pacific Capital Bancorp ..................         14,771
  279              Park National Corp. ......................         24,657
  377              Peoples Bancorp Inc. .....................          5,467
  627              Premier National Bancorp, Inc. ...........         12,618
1,617              Provident Bankshares Corp. ...............         21,830
1,225              Provident Financial Group, Inc. ..........         30,319
  976              Republic Bancorp Inc. ....................          7,930
  995              Republic Bancshares, Inc.* ...............         11,318
2,157              Riggs National Corp. .....................         27,502
  585              S & T Bancorp, Inc. ......................         11,188
1,101              Sandy Spring Bancorp, Inc. ...............         24,084
  917              Santander BanCorp. .......................         11,119
  940              Seacoast Financial Services Corp. ........          8,989
  772              Second Bancorp, Inc. .....................         11,966
  470              Shoreline Financial Corp. ................          5,875
1,124              Silicon Valley Bancshares* ...............         49,245
  308              Simmons First National Corp.
                     (Class A) ..............................          6,545
1,970              Sky Financial Group, Inc. ................         35,460
  537              Southwest Bancorp, Inc.* .................         14,063
  813              Sterling Bancshares, Inc. ................         10,976
  367              Sterling Financial Corp. .................          5,551
  798              Susquehanna Bancshares, Inc. .............         11,870
  380              Texas Regional Bancshares, Inc.
                     (Class A) ..............................          9,049
  345              Three Rivers Bancorp, Inc. ...............          2,825
  448              Trust Co. Of New Jersey (The) ............          7,392
1,278              Trustco Bank Corp. of New York ...........         15,496
1,798              Trustmark Corp. ..........................         35,286
  986              UCBH Holdings, Inc. ......................         28,286
1,120              United Bankshares, Inc. ..................         21,210
  487              United National Bancorp ..................          8,279
  766              USB Holding Co., Inc. ....................         10,150
  690              USBANCORP, Inc. ..........................          3,407
1,601              Valley National Bancorp ..................         39,124
  742              Washington Trust Bancorp, Inc. ...........         10,759
  376              WesBanco, Inc. ...........................          8,813
  712              West Coast Bancorp .......................          6,542
  986              Westamerica Bancorporation ...............         27,362
  592              Whitney Holding Corp. ....................         22,015


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
  853              Wilmington Trust Corp. ...................   $     37,372
2,241              Zions Bancorporation .....................         98,044
                                                                ------------
                                                                   2,191,843
                                                                ------------
                   Specialty Chemicals (0.3%)
  247              AEP Industries, Inc.* ....................          6,576
6,010              Air Products & Chemicals, Inc. ...........        200,584
1,675              Airgas, Inc.* ............................          9,003
1,225              Albemarle Corp. ..........................         30,242
  583              Arch Chemicals, Inc. .....................         11,660
1,758              Cabot Corp. ..............................         56,256
1,380              Calgon Carbon Corp. ......................         10,523
  645              Cambrex Corp. ............................         29,146
  784              ChemFirst Inc. ...........................         19,012
1,294              ChiRex, Inc.* ............................         39,871
3,001              Crompton Corp. ...........................         29,447
1,065              Cytec Industries, Inc.* ..................         33,281
  604              Dexter Corp. .............................         32,578
3,298              Engelhard Corp. ..........................         59,570
2,314              Ethyl Corp. ..............................          4,628
  772              FMC Corp.* ...............................         46,513
  566              Geon Co. (The) ...........................          9,304
  739              Georgia Gulf Corp. .......................         12,055
1,881              Grace (W. R.) & Co.* .....................         18,575
1,451              Great Lakes Chemical Corp. ...............         42,623
  872              Hanna (M.A.) Co. .........................          6,976
1,592              International Specialty Products,
                     Inc. ...................................          9,353
1,378              Lubrizol Corp. (The) .....................         29,455
3,082              Lyondell Chemical Co. ....................         43,148
1,739              Millennium Chemicals Inc. ................         26,955
  210              NCH Corp. ................................          8,006
1,233              NL Industries, Inc. ......................         22,811
1,075              Olin Corp. ...............................         16,864
  623              OM Group, Inc. ...........................         29,554
4,166              Praxair, Inc. ............................        164,817
  555              Schulman (A.), Inc. ......................          6,972
2,644              Sigma-Aldrich Corp. ......................         72,049
  624              Uniroyal Technology Corp.* ...............          9,867
                                                                ------------
                                                                   1,148,274
                                                                ------------
                   Specialty Foods/Candy (0.2%)
  362              American Italian Pasta Co.
                     (Class A)* .............................          7,150
  410              Bush Boake Allen, Inc.* ..................         17,348
5,088              Chiquita Brands International, Inc. ......         19,080
  548              Dreyer's Grand Ice Cream, Inc. ...........         13,049
  961              Earthgrains Co. ..........................         19,220
   49              Farmer Brothers Co. ......................          8,624


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
2,531              Flowers Industries, Inc. .................   $     53,942
2,964              Fresh Del Monte Produce, Inc.* ...........         18,525
  689              Gum Tech International, Inc.* ............          8,957
1,354              Hain Celestial Group, Inc.* ..............         36,050
3,626              Hershey Foods Corp. ......................        167,703
1,551              Imperial Sugar Co. .......................          2,520
1,669              International Multifoods Corp. ...........         29,103
1,673              Interstate Bakeries Corp. ................         32,833
  427              J & J Snack Foods* .......................          6,352
2,202              Keebler Foods Co. ........................         97,163
  783              Lance, Inc. ..............................          7,634
  567              Mannatech, Inc.* .........................            815
1,855              McCormick & Co., Inc. ....................         54,375
1,733              NBTY, Inc.* ..............................         11,048
  925              Neose Technologies, Inc.* ................         35,208
  546              Ralcorp Holdings, Inc.* ..................          7,542
  501              Riviana Foods, Inc. ......................          8,141
  520              Smucker (J.M.) Co. (Class A) .............          9,360
  787              Suiza Foods Corp.* .......................         36,497
  810              Tootsie Roll Industries, Inc. ............         30,628
1,086              Twinlab Corp.* ...........................          6,109
1,200              Universal Foods Corp.* ...................         23,400
1,331              Vlasic Foods International Inc.* .........          2,163
3,034              Wrigley (Wm.) Jr. Co. (Class A) ..........        230,584
                                                                ------------
                                                                   1,001,123
                                                                ------------
                   Specialty Insurers (0.2%)
1,832              Ambac Financial Group, Inc. ..............        118,050
  786              CNA Surety Corp. .........................          8,548
  821              Enhance Financial Services Group
                     Inc. ...................................         12,982
2,155              Fidelity National Financial, Inc. ........         38,117
1,710              First American Financial Corp. ...........         26,612
1,101              FPIC Insurance Group, Inc.* ..............         13,143
1,059              Frontier Insurance Group, Inc.* ..........            496
  453              LandAmerica Financial Group, Inc.                  10,985
  200              Markel Corp.* ............................         30,925
2,610              MBIA, Inc. ...............................        145,344
  430              Medical Assurance, Inc.* .................          5,160
2,770              MGIC Investment Corp. ....................        157,371
1,875              MIIX Group, Inc. .........................         21,914
1,610              PICO Holdings, Inc.* .....................         20,930
1,171              PMI Group, Inc. ..........................         73,334
  569              Pre-Paid Legal Services, Inc.* ...........         17,390
  901              Professionals Group, Inc.* ...............         20,047
  974              Radian Group, Inc. .......................         59,292
  308              SCPIE Holdings Inc. ......................          6,372


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
    588            Stewart Information Services Corp.*        $      7,791
    551            Triad Guaranty, Inc.* ..................         13,362
                                                              ------------
                                                                   808,165
                                                              ------------
                   Specialty Steels (0.0%)
    508            Carpenter Technology Corp. .............         15,558
    864            NS Group, Inc.* ........................         12,420
  2,286            Nucor Corp. ............................         86,297
    874            Oregon Steel Mills, Inc. ...............          2,895
  1,110            Quanex Corp. ...........................         19,980
                                                              ------------
                                                                   137,150

                                                              ------------
                   Steel/Iron Ore (0.1%)

  2,909            AK Steel Holding Corp. .................         29,272
  3,129            Bethlehem Steel Corp.* .................         14,472
    688            Birmingham Steel Corp.* ................          2,193
    288            Cleveland-Cliffs, Inc. .................          7,146
    624            Lone Star Technologies, Inc.* ..........         25,428
  7,354            LTV Corp. (The) ........................         17,925
  4,559            Metal Management, Inc.* ................          5,271
  1,331            National Steel Corp. (Class B)* ........          5,574
    663            Reliance Steel & Aluminum Co. ..........         13,923
    445            Ryerson Tull, Inc. .....................          3,922
  1,144            Steel Dynamics, Inc.* ..................         12,942
  2,317            USX-U.S. Steel Group ...................         41,561
  3,182            Weirton Steel Corp.* ...................         10,540
  2,248            Worthington Industries, Inc. ...........         23,745
                                                              ------------
                                                                   213,914
                                                              ------------
                   Telecommunication Equipment (3.5%)
    626            Active Voice Corp.* ....................          5,634
    981            Adaptive Broadband Corp.* ..............         35,377
 17,822            ADC Telecommunications, Inc.* ..........        747,410
  1,035            Adtran, Inc.* ..........................         62,294
  2,073            Advanced Fibre Communications,
                     Inc.* ................................         88,880
    561            Airnet Communications Corp.* ...........         15,568
    775            Alcatel (ADR) (France) .................         56,672
    977            Allen Telecom Inc.* ....................         17,098
  3,867            American Tower Corp. (Class A)* ........        165,798
  2,070            Andrew Corp.* ..........................         58,348
    986            Antec Corp.* ...........................         37,283
    572            Audiovox Corp. (Class A)* ..............          8,866
    180            Avanex Corp.* ..........................         22,849
    765            AVT Corp.* .............................          4,208
    840            C-COR.net Corp.* .......................         22,208
    608            Carrier Access Corp.* ..................         36,404
    583            Catapult Communications Corp.* .........          7,761
    446            Celeritec, Inc.* .......................         15,833
    842            Centillium Communications, Inc.* .......         68,294


    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
 3,730             CIENA Corp.* ...........................   $    530,126
   684             Com21, Inc.* ...........................         11,970
 1,331             CommScope, Inc.* .......................         44,505
 4,002             Comverse Technology, Inc.* .............        351,176
 1,310             Copper Mountain Networks, Inc.* ........        103,306
 7,283             Corning Inc. ...........................      1,703,767
   303             Davox Corp.* ...........................          2,547
 1,319             Digital Lightwave, Inc.* ...............        115,330
 1,825             Digital Microwave Corp.* ...............         49,617
   738             Ditech Communications Corp.* ...........         35,332
 2,838             eLOT, Inc.* ............................          5,410
 3,069             Glenayre Technologies, Inc.* ...........         30,882
 2,728             Global Crossing Ltd. (Bermuda)* ........         66,325
   612             Globecomm Systems Inc.* ................          7,115
 1,496             Harmonic, Inc.* ........................         35,250
 1,898             Harris Corp. ...........................         65,007
 2,022             InteliData Technologies Corp.* .........         14,660
   654             Inter-Tel, Inc. ........................          8,502
 1,749             InterDigital Communications Corp.*......         31,482
   603             Interspeed, Inc.* ......................          7,990
   827             L-3 Communications Holdings,
                     Inc.* ................................         48,690
   356             Latitude Communications, Inc.* .........          1,736
86,007             Lucent Technologies Inc. ...............      3,762,806
   451             MCK Communications, Inc.* ..............          8,174
   966             Metawave Communications Corp.* .........         26,142
   802             Metricom, Inc.* ........................         28,220
56,844             Motorola, Inc. .........................      1,879,405
   433             Natural Microsystems Corp.* ............         48,252
 1,315             Netro Corp.* ...........................         71,092
 1,529             New Focus, Inc.* .......................        153,473
 2,168             Next Level Communications, Inc.* .......        194,544
 1,554             Nortel Networks Corp. (Canada) .........        115,579
   411             NorthEast Optic Network, Inc.* .........         17,288
   946             Optical Cable Corp.* ...................         25,187
   280             Osicom Technologies, Inc.* .............         15,960
 1,817             P-COM, Inc.* ...........................         11,016
   777             Paradyne Networks, Inc.* ...............         22,145
 2,350             PictureTel Corp.* ......................          9,473
   424             Plantronics, Inc.* .....................         58,512
   860             Polycom, Inc.* .........................         81,579
 1,585             Powerwave Technologies, Inc.* ..........         54,980
19,572             QUALCOMM Inc.* .........................      1,270,957
 2,092             RF Micro Devices, Inc.* ................        157,685
   896             Science Dynamics Corp.* ................          7,392
 4,144             Scientific - Atlanta, Inc. .............        319,088
 1,005             Somera Communications, Inc.* ...........         11,558
 1,063             SpectraLink Corp.* .....................         12,490


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                              VALUE
-------------------------------------------------------------------------------
 6,409             Sycamore Networks, Inc.* ...................   $    790,310
 1,508             Tekelec* ...................................         59,189
   385             Telaxis Communications Corp.* ..............          7,339
10,815             Tellabs, Inc.* .............................        702,975
   663             Telular Corp.* .............................          9,199
 1,631             Terayon Communication Systems,
                     Inc.* ....................................         83,181
   402             Tollgrade Communications, Inc.* ............         42,204
   170             Turnstone Systems, Inc.* ...................         21,728
   328             U.S. Wireless Corp.* .......................          5,699
   188             ViaSat, Inc.* ..............................          9,306
 1,222             Virata Corp.* ..............................         78,208
   659             Visual Networks, Inc.* .....................          7,867
 2,322             Wavo Corp.* ................................          1,596
 1,555             Westell Technologies, Inc.
                   (Class A)* .................................         37,417
 1,080             World Access, Inc.* ........................          9,720
                                                                  ------------
                                                                    14,976,445
                                                                  ------------
                   Textiles (0.0%)
 2,149             Burlington Industries, Inc.* ...............          3,492
 1,037             Guilford Mills, Inc. .......................          3,500
   724             Polymer Group, Inc. ........................          5,566
   419             Springs Industries, Inc. (Class A) .........         13,513
 1,413             Unifi, Inc.* ...............................         15,985
   786             Wellman, Inc. ..............................         11,495
                                                                  ------------
                                                                        53,551
                                                                  ------------
                   Tobacco (0.4%)
62,012             Philip Morris Companies, Inc. ..............      1,565,803
 2,873             R. J. Nabisco Tobacco Holdings,
                     Inc. .....................................         81,521
   706             Schweitzer-Mauduit International,
                     Inc. .....................................          9,355
   739             Universal Corp. ............................         16,397
 4,484             UST, Inc. ..................................         65,018
   539             Vector Group Ltd. ..........................          8,355
                                                                  ------------
                                                                     1,746,449
                                                                  ------------
                   Tools/Hardware (0.1%)
 2,276             Black & Decker Corp. .......................         84,639
   602             Briggs & Stratton Corp. ....................         21,183
 2,180             Metromedia International Group,
                     Inc.* ....................................          9,265
 1,469             Snap-On, Inc. ..............................         44,345
 2,344             Stanley Works ..............................         61,384
   254             Toro Co. (The) .............................          7,652
                                                                  ------------
                                                                       228,468
                                                                  ------------


    NUMBER OF
     SHARES                                                              VALUE
-------------------------------------------------------------------------------
                   Trucking (0.1%)
 1,741             American Freightways Corp.* ................   $     30,195
   745             Arkansas Best Corp.* .......................         10,570
   696             Arnold Industries, Inc. ....................          9,527
   525             Consolidated Freightways Corp.* ............          2,313
   291             Covenant Transport, Inc.
                     (Class A)* ...............................          2,328
   613             Forward Air Corp.* .........................         27,662
   648             Heartland Express, Inc.* ...................         11,583
   723             Hunt (J.B.) Tansport Services, Inc. ........         10,709
 1,259             Knight Transportation, Inc.* ...............         22,347
   259             Landstar Systems, Inc.* ....................         14,099
   372             M.S. Carriers, Inc.* .......................          7,463
   450             Roadway Express, Inc. ......................         10,688
 1,686             Swift Transportation Co., Inc.* ............         27,292
 1,041             Transport Corporation of America,
                     Inc.* ....................................          6,246
   632             USFreightways Corp. ........................         17,538
 1,133             Werner Enterprises, Inc. ...................         16,429
   625             Yellow Corp.* ..............................         10,039
                                                                  ------------
                                                                       237,028
                                                                  ------------
                   Unregulated Power Generation (0.0%)
 1,180             Ogden Corp.* ...............................         14,529
 1,131             Plug Power Inc.* ...........................         56,621
                                                                  ------------
                                                                        71,150
                                                                  ------------
                   Water Supply (0.0%)
   300             American States Water Co. ..................          9,038
 2,540             American Water Works Co., Inc. .............         61,595
 3,072             Azurix Corp.* ..............................         26,112
   341             California Water Service Group .............          8,141
   264             Connecticut Water Service, Inc. ............          8,184
   199             E'Town Corp. ...............................         13,321
 1,074             Philadelphia Suburban Corp. ................         23,829
   100             SJW Corp. ..................................         12,050
                                                                  ------------
                                                                       162,270
                                                                  ------------
                   Wholesale Distributors (0.1%)
   198             Actrade International, Ltd.* ...............          4,257
 2,162             Anicom, Inc.* ..............................          8,310
   616             Applied Industries Technologies,
                     Inc. .....................................          9,933
 2,265             Aviation Sales Co.* ........................         13,307
   775             Daisytek International Corp.* ..............          5,134
   667             eMerge Interactive, Inc.
                   (Class A)* .................................         15,258
 1,010             Fisher Scientific International, Inc.*......         25,124
 2,447             Grainger (W.W.), Inc. ......................         77,692


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


 NUMBER OF
  SHARES                                                        VALUE
-------------------------------------------------------------------------------
   2,094     Handleman Co.* ............................   $     27,353
     438     Hughes Supply, Inc. .......................          8,295
   5,653     Lanier Worldwide, Inc.* ...................          3,886
     422     Lawson Products, Inc. .....................         10,867
   1,122     MSC Industrial Direct Co., Inc.* ..........         20,406
     632     School Specialty, Inc.* ...................         10,942
     622     SCP Pool Corp.* ...........................         16,376
     891     United Stationers, Inc.* ..................         25,954
   2,743     WESCO International, Inc.* ................         25,373
                                                           ------------
                                                                308,467
                                                           ------------
             TOTAL COMMON AND PREFERRED
             STOCKS AND RIGHTS
             (Cost $376,990,678)........................    412,077,347
                                                           ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              SHORT-TERM INVESTMENT (a) (3.4%)
              U.S. GOVERNMENT AGENCY
$ 14,350      Federal Home Loan Banks
                6.43% due 08/01/00
                (Cost $14,350,000) .....................     14,350,000
                                                           ------------

TOTAL INVESTMENTS
(Cost $391,340,678) (b)....................       99.8%     426,427,347
OTHER ASSETS IN EXCESS OF
LIABILITIES ...............................        0.2          895,959
                                                 -----     ------------
NET ASSETS ................................      100.0%    $427,323,306
                                                 =====     ============


FUTURES CONTRACTS OPEN AT JULY 31, 2000:

                    DESCRIPTION,         UNDERLYING
 NUMBER OF         DELIVERY MONTH,       FACE AMOUNT       UNREALIZED
 CONTRACTS            AND YEAR            AT VALUE        DEPRECIATION
-------------------------------------------------------------------------------
      4        Russell 2000 Index
                 September/2000         $ 1,012,000          $ (42,132)
     35        S&P 500 Index
                 September/2000          12,590,375           (478,730)
                                                             ---------
     Total unrealized depreciation ........                  $(520,862)
                                                             =========


--------------------------------
ADR  American Depository Receipt.
*    Non-income producing security.

** Some or all of these securities are segregated in connection with open futures contracts.

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $77,647,102 and the aggregate gross unrealized depreciation is $42,560,433, resulting in net unrealized appreciation of $35,086,669.


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2000

ASSETS:
Investments in securities, at value
  (cost $391,340,678) .........................................    $426,427,347
Cash ..........................................................          46,538
Receivable for:
   Shares of beneficial interest sold .........................         925,519
   Investments sold ...........................................         384,505
   Dividends ..................................................         232,815
   Variation margin ...........................................          83,375
Deferred offering costs .......................................          25,150
Prepaid expenses and other assets .............................          42,249
                                                                   ------------
   TOTAL ASSETS ...............................................     428,167,498
                                                                   ------------
LIABILITIES:
Payable for:
   Plan of distribution fee ...................................         353,928
   Shares of beneficial interest repurchased ..................         182,156
   Investment management fee ..................................         112,614
Accrued expenses and other payables ...........................         195,494
                                                                   ------------
   TOTAL LIABILITIES ..........................................         844,192
                                                                   ------------
   NET ASSETS .................................................    $427,323,306
                                                                   ============
COMPOSITION OF NET ASSETS:

Paid-in-capital ...............................................    $392,651,779
Net unrealized appreciation ...................................      34,565,807
Net realized gain .............................................         105,720
                                                                   ------------
   NET ASSETS .................................................    $427,323,306
                                                                   ============
CLASS A SHARES:
Net Assets ....................................................     $22,894,852
Shares Outstanding (unlimited authorized, $.01 par value) .....       2,011,401
   NET ASSET VALUE PER SHARE ..................................          $11.38
                                                                         ======
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value) ..........          $12.01
                                                                         ======
CLASS B SHARES:
Net Assets ....................................................    $356,898,860
Shares Outstanding (unlimited authorized, $.01 par value) .....      31,554,587
   NET ASSET VALUE PER SHARE ..................................          $11.31
                                                                         ======
CLASS C SHARES:
Net Assets ....................................................     $43,901,407
Shares Outstanding (unlimited authorized, $.01 par value) .....       3,881,492
   NET ASSET VALUE PER SHARE ..................................          $11.31
                                                                         ======
CLASS D SHARES:
Net Assets ....................................................      $3,628,187
Shares Outstanding (unlimited authorized, $.01 par value) .....         318,056
   NET ASSET VALUE PER SHARE ..................................          $11.41
                                                                         ======


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the period September 28, 1999* through July 31, 2000

NET INVESTMENT LOSS:
INCOME
Dividends .........................................     $ 3,237,221
Interest ..........................................       1,003,753
                                                        -----------
   TOTAL INCOME ...................................       4,240,974
                                                        -----------
EXPENSES
Plan of distribution fee (Class A shares) .........          40,896
Plan of distribution fee (Class B shares) .........       2,693,569
Plan of distribution fee (Class C shares) .........         322,830
Investment management fee .........................       1,278,642
Transfer agent fees and expenses ..................         319,167
Offering costs ....................................         133,552
Registration fees .................................         111,057
Shareholder reports and notices ...................          78,643
Custodian fees ....................................          76,909
Professional fees .................................          54,054
Trustees' fees and expenses .......................          10,823
Other .............................................           9,311
                                                        -----------
   TOTAL EXPENSES .................................       5,129,453
Less: amounts waived/reimbursed ...................        (473,856)
                                                        -----------
   NET EXPENSES ...................................       4,655,597
                                                        -----------
   NET INVESTMENT LOSS ............................        (414,623)
                                                        -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:

   Investments ....................................         240,409
   Futures contracts ..............................         484,162
                                                        -----------
   NET GAIN .......................................         724,571
                                                        -----------
Net unrealized appreciation/depreciation on:

   Investments ....................................      35,086,669
   Futures contracts ..............................        (520,862)
                                                        -----------
   NET APPRECIATION ...............................      34,565,807
                                                        -----------
   NET GAIN .......................................      35,290,378
                                                        -----------
NET INCREASE ......................................     $34,875,755
                                                        ===========

---------------------
*     Commencement of operations.


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE PERIOD
                                                                             SEPTEMBER 28, 1999*
                                                                                   THROUGH
                                                                                JULY 31, 2000
                                                                            --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss .....................................................       $   (414,623)
Net realized gain .......................................................            724,571
Net unrealized appreciation .............................................         34,565,807
                                                                                ------------
   NET INCREASE .........................................................         34,875,755
                                                                                ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares ..........................................................            (29,372)
Class B shares ..........................................................           (509,664)
Class C shares ..........................................................            (58,809)
Class D shares ..........................................................               (263)
                                                                                ------------
   TOTAL DISTRIBUTIONS ..................................................           (598,108)
                                                                                ------------
Net increase from transactions in shares of beneficial interest .........        392,945,659
                                                                                ------------
   NET INCREASE .........................................................        427,223,306
NET ASSETS:
Beginning of period .....................................................            100,000
                                                                                ------------
   END OF PERIOD ........................................................       $427,323,306
                                                                                ============

---------------------
*     Commencement of operations.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS July 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Total Market Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Wilshire 5000 Equity Index (the "Index"). The Fund seeks to achieve its objective by investing at least 80% of its total assets in stocks included in the Index. The Fund was organized as a Massachusetts business trust on March 11, 1999 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on September 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS July 31, 2000, continued

factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS July 31, 2000, continued

capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $159,000, which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to assume all operating expenses (except for Plan of Distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $15,462,992 at July 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS July 31, 2000, continued

not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended July 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended July 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $3,202, $727,244 and $45,054, respectively and received $118,994 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended July 31, 2000 aggregated $383,073,932 and $6,323,663, respectively. Included in the aforementioned are purchases of common stock of Morgan Stanley Dean Witter & Co., an affiliate of the Investment Manager and Distributor, of $1,516,251.

Morgan Stanley Dean Witter Trust FSB, an affiliate of Investment Manager and Distributor, is the Fund's transfer agent.

5. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $415,000 during fiscal 2000.

As of July 31, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses, and the mark-to-market of open futures contracts and permanent book/tax differences primarily attributable to a net operating loss and nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $393,880, net realized loss was charged $20,743 and net investment loss was credited $414,623.

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS July 31, 2000, continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                   FOR THE PERIOD
                                                 SEPTEMBER 28, 1999*
                                                       THROUGH
                                                    JULY 31, 2000
                                          ---------------------------------
                                              SHARES            AMOUNT
                                          --------------   ----------------
CLASS A SHARES
Sold ..................................      2,368,002       $ 24,946,767
Reinvestment of distributions .........          2,489             28,154
Redeemed ..............................       (361,590)        (4,072,114)
                                             ---------       ------------
Net increase - Class A ................      2,008,901         20,902,807
                                             ---------       ------------
CLASS B SHARES
Sold ..................................     35,671,094        375,048,235
Reinvestment of distributions .........         42,470            479,435
Redeemed ..............................     (4,161,477)       (47,539,647)
                                            ----------       ------------
Net increase - Class B ................     31,552,087        327,988,023
                                            ----------       ------------
CLASS C SHARES
Sold ..................................      4,550,160         48,134,021
Reinvestment of distributions .........          4,961             55,999
Redeemed ..............................       (676,129)        (7,681,286)
                                            ----------       ------------
Net increase - Class C ................      3,878,992         40,508,734
                                            ----------       ------------
CLASS D SHARES
Sold ..................................        315,545          3,545,971
Reinvestment of distributions .........             11                124
                                            ----------       ------------
Net increase - Class D ................        315,556          3,546,095
                                            ----------       ------------
Net increase in Fund ..................     37,755,536       $392,945,659
                                            ==========       ============

---------------
* Commencement of operations.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or currencies. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 2000, the Fund had open futures contracts.

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:


                                                  FOR THE PERIOD SEPTEMBER 28, 1999* THROUGH JULY 31,
                                                                         2000**
                                                 ------------------------------------------------------
                                                    CLASS A       CLASS B        CLASS C      CLASS D
                                                    SHARES         SHARES         SHARES       SHARES
                                                 ------------ --------------- ------------- -----------
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...........    $10.00         $10.00        $10.00       $10.00
                                                    ------         ------        ------       ------
Income (loss) from investment operations:

 Net investment income (loss) ..................      0.06          (0.02)        (0.02)        0.08
 Net realized and unrealized gain ..............      1.34           1.35          1.35         1.35
                                                    ------         ------        ------       ------
Total income from investment operations ........      1.40           1.33          1.33         1.43
                                                    ------         ------        ------       ------
Less distributions from net realized gains .....     (0.02)         (0.02)        (0.02)       (0.02)
                                                    ------         ------        ------       ------
Net asset value, end of period .................    $11.38         $11.31        $11.31       $11.41
                                                    ======         ======        ======       ======

TOTAL RETURN+(1) ..............................      13.99%         13.29 %       13.29 %      14.30%

RATIOS TO AVERAGE NET ASSETS (2)(3)(4):
Expenses .......................................      0.75%          1.50 %        1.50 %       0.50%
Net investment income (loss) ...................      0.58%         (0.17)%       (0.17)%       0.83%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ........   $22,895       $356,899       $43,901       $3,628
Portfolio turnover rate ........................         2%             2 %           2 %          2%

-------------
*   Commencement of operations.
** The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income (loss) ratios for the period ended July 31, 2000 would have been 0.90% and 0.43%, respectively, for Class A; 1.65% and (0.32)%, respectively, for Class B; 1.65% and (0.32)%, respectively, for Class C; and 0.65% and 0.68%, respectively, for Class D.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Total Market Index Fund (the "Fund"), including the portfolio of investments, as of July 31, 2000, and the related statements of operations and changes in net assets, and financial highlights for the period September 28, 1999 (commencement of operations) to July 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Total Market Index Fund as of July 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the period September 28, 1999 (commencement of operations) to July 31, 2000 in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
September 12, 2000


                      2000 FEDERAL TAX NOTICE (unaudited)


      During the fiscal year ended July 31, 2000, the Fund paid to its shareholders $0.01 per share from long-term capital gains.

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The report of PricewaterhouseCoopers LLP on the financial statements of the Fund as of July 21, 1999 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principle.

From July 21, 1999 through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants for the period ended July 31, 2000.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Kevin Jung
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
TOTAL MARKET
INDEX FUND





[GRAPHIC OMITTED]


ANNUAL REPORT
JULY 31, 2000